UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23872

Themes ETF Trust

(Exact name of registrant as specified in charter)

34 East Putnam Avenue Suite 112

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Themes Management Company, LLC

34 East Putnam Avenue Suite 112

Greenwich, CT 06830

(Name and address of agent for service)

(646) 206-1788

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Leverage Shares 2X Capped Accelerated COIN Monthly ETF
COIO (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Capped Accelerated COIN Monthly ETF for the period of August 12, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-coin-monthly-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Capped Accelerated COIN Monthly ETF	$18	0.77%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$902,924
Number of Holdings	6
Net Advisory Fee	$1,212
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
U.S. Treasury Bills	103.5%
Purchased Options	19.1%
Money Market Funds	0.3%
Written Options	-13.9%
Cash & Other	-9.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-coin-monthly-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Capped Accelerated COIN Monthly ETF	PAGE 1	TSR-AR-88340C206

Leverage Shares 2X Capped Accelerated MSTR Monthly ETF
MSOO (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Capped Accelerated MSTR Monthly ETF for the period of August 12, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-mstr-monthly-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	$14	0.78%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$554,490
Number of Holdings	6
Net Advisory Fee	$1,022
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
U.S. Treasury Bills	98.3%
Purchased Options	16.9%
Money Market Funds	0.4%
Written Options	-11.8%
Cash & Other	-3.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-mstr-monthly-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	PAGE 1	TSR-AR-88340C305

Leverage Shares 2X Capped Accelerated NVDA Monthly ETF
NVDO (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Capped Accelerated NVDA Monthly ETF for the period of August 12, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-nvda-monthly-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	$18	0.77%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,587,737
Number of Holdings	6
Net Advisory Fee	$1,962
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
U.S. Treasury Bills	99.7%
Purchased Options	14.2%
Money Market Funds	0.1%
Written Options	-9.3%
Cash & Other	-4.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-nvda-monthly-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	PAGE 1	TSR-AR-88340C404

Leverage Shares 2X Capped Accelerated PLTR Monthly ETF
PLOO (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Capped Accelerated PLTR Monthly ETF for the period of August 12, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-pltr-monthly-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	$18	0.80%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,089,735
Number of Holdings	6
Net Advisory Fee	$1,368
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
U.S. Treasury Bills	99.6%
Purchased Options	17.5%
Money Market Funds	0.1%
Written Options	-12.5%
Cash & Other	-4.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-pltr-monthly-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	PAGE 1	TSR-AR-88340C503

Leverage Shares 2X Capped Accelerated TSLA Monthly ETF
TSLO (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Capped Accelerated TSLA Monthly ETF for the period of August 12, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-tsla-monthly-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	$18	0.77%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,395,644
Number of Holdings	6
Net Advisory Fee	$1,911
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
U.S. Treasury Bills	98.1%
Purchased Options	15.4%
Money Market Funds	0.0%
Written Options	-10.5%
Cash & Other	-3.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-tsla-monthly-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	PAGE 1	TSR-AR-88340C602

Leverage Shares 2X Long AAL Daily ETF
AALG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long AAL Daily ETF for the period of July 10, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-aal-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long AAL Daily ETF	$22	0.76%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$897,589
Number of Holdings	3
Net Advisory Fee	$1,935
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	21.1%
Cash & Other	78.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-aal-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long AAL Daily ETF	PAGE 1	TSR-AR-882927312

Leverage Shares 2X Long ADBE Daily ETF
ADBG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long ADBE Daily ETF for the period of March 20, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-adbe-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long ADBE Daily ETF	$39	0.76%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, ADBG had a NAV total return of -33.64%.
Over the same period the common stock of Adobe, Inc. (ADBE) had a return of -12.12% and the Nasdaq Index (the Benchmark) a return of 30.90%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. ADBG employs daily leverage, aiming for 2x the daily return of ADBE. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (03/20/2025)
Leverage Shares 2x Long ADBE Daily ETF NAV	-33.64
S&P 500 TR	21.68
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-adbe-daily-etf/ for more recent performance information.
Leverage Shares 2X Long ADBE Daily ETF	PAGE 1	TSR-AR-882927387

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$31,902,938
Number of Holdings	4
Net Advisory Fee	$35,018
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Money Market Funds	11.1%
Total Return Swaps	-0.7%
Cash & Other	89.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-adbe-daily-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long ADBE Daily ETF	PAGE 2	TSR-AR-882927387

Leverage Shares 2X Long AMD Daily ETF
AMDG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long AMD Daily ETF for the period of January 23, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-amd-long-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long AMD Daily ETF	$117	0.76%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, AMDG had a NAV total return of 200.22%.
Over the same period the common stock of Advanced Micro Devices, Inc. (AMD) had a return of 108.50% and the Nasdaq Index (the Benchmark) a return of 18.76%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. AMDG employs daily leverage, aiming for 2x the daily return of AMD. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (01/23/2025)
Leverage Shares 2X Long AMD Daily ETF NAV	200.22
S&P 500 TR	12.90
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-amd-long-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Leverage Shares 2X Long AMD Daily ETF	PAGE 1	TSR-AR-882927627

KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$27,470,289
Number of Holdings	4
Net Advisory Fee	$44,312
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	21.2%
Money Market Funds	16.4%
Cash & Other	62.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-amd-long-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long AMD Daily ETF	PAGE 2	TSR-AR-882927627

Leverage Shares 2X Long ARM Daily ETF
ARMG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long ARM Daily ETF for the period of January 13, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-arm-long-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long ARM Daily ETF	$61	0.76%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, ARMG had a NAV total return of 0.42%.
Over the same period the common stock of Arm Holding Plc. (ARM) had a return of 21.25% and the Nasdaq Index (the Benchmark) a return of 24.57%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. ARMG employs daily leverage, aiming for 2x the daily return of ARM. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (01/13/2025)
Leverage Shares 2X Long ARM Daily ETF NAV	0.42
S&P 500 TR	18.38
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-arm-long-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Leverage Shares 2X Long ARM Daily ETF	PAGE 1	TSR-AR-882927577

KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$19,507,197
Number of Holdings	4
Net Advisory Fee	$49,443
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	9.2%
Money Market Funds	9.5%
Cash & Other	81.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-arm-long-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long ARM Daily ETF	PAGE 2	TSR-AR-882927577

Leverage Shares 2X Long ASML Daily ETF
ASMG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long ASML Daily ETF for the period of January 13, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-asml-long-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long ASML Daily ETF	$82	0.76%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, ASMG had a NAV total return of 70.49%.
Over the same period the common stock of ASML Holding N.V. (ASML) had a return of 43.86% and the Nasdaq Index (the Benchmark) a return of 24.57%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. ASMG employs daily leverage, aiming for 2x the daily return of ASML. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (01/13/2025)
Leverage Shares 2X Long ASML Daily ETF NAV	70.49
S&P 500 TR	18.38
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-asml-long-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Leverage Shares 2X Long ASML Daily ETF	PAGE 1	TSR-AR-882927668

KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$13,554,176
Number of Holdings	4
Net Advisory Fee	$63,993
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	18.0%
Money Market Funds	10.7%
Cash & Other	71.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-asml-long-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long ASML Daily ETF	PAGE 2	TSR-AR-882927668

Leverage Shares 2X Long AVGO Daily ETF
AVGG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long AVGO Daily ETF for the period of May 15, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-avgo-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long AVGO Daily ETF	$56	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$14,962,164
Number of Holdings	4
Net Advisory Fee	$19,444
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	23.0%
Money Market Funds	19.3%
Cash & Other	57.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-avgo-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long AVGO Daily ETF	PAGE 1	TSR-AR-882927437

Leverage Shares 2X Long BA Daily ETF
BOEG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long BA Daily ETF for the period of June 12, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-ba-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long BA Daily ETF	$27	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,354,839
Number of Holdings	4
Net Advisory Fee	$3,353
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Money Market Funds	17.0%
Total Return Swaps	-12.5%
Cash & Other	95.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-ba-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long BA Daily ETF	PAGE 1	TSR-AR-882927643

Leverage Shares 2X Long BBAI Daily ETF
BAIG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long BBAI Daily ETF for the period of August 20, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-bbai-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long BBAI Daily ETF	$17	0.77%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$23,184,030
Number of Holdings	4
Net Advisory Fee	$19,714
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	4.8%
Money Market Funds	5.2%
Cash & Other	90.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-bbai-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long BBAI Daily ETF	PAGE 1	TSR-AR-882927270

Leverage Shares 2X Long BLSH Daily ETF
BLSG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long BLSH Daily ETF for the period of October 24, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-blsh-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long BLSH Daily ETF	$1	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$258,655
Number of Holdings	4
Net Advisory Fee	$30
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Money Market Funds	19.1%
Total Return Swaps	-20.3%
Cash & Other	101.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-blsh-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long BLSH Daily ETF	PAGE 1	TSR-AR-88340C834

Leverage Shares 2X Long BMNR Daily ETF
BMNG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long BMNR Daily ETF for the period of October 24, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-bmnr-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long BMNR Daily ETF	$1	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$375,341
Number of Holdings	2
Net Advisory Fee	$30
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	7.2%
Money Market Funds	3.8%
Cash & Other	89.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-bmnr-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long BMNR Daily ETF	PAGE 1	TSR-AR-88340C685

Leverage Shares 2X Long BULL Daily ETF
BULG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long BULL Daily ETF for the period of August 8, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-bull-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long BULL Daily ETF	$14	0.86%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$17,339,734
Number of Holdings	4
Net Advisory Fee	$9,269
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Money Market Funds	8.2%
Total Return Swaps	-3.2%
Cash & Other	95.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-bull-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long BULL Daily ETF	PAGE 1	TSR-AR-88340C867

Leverage Shares 2X Long COIN Daily ETF
COIG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long COIN Daily ETF for the period of March 13, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-coin-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long COIN Daily ETF	$84	0.77%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, COIG had a NAV total return of 144.41%.
Over the same period the common stock of CoinBase Global, Inc. (COIN) had a return of 87.73% and the Nasdaq Index (the Benchmark) a return of 31.23%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. COIG employs daily leverage, aiming for 2x the daily return of COIN. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (03/13/2025)
Leverage Shares 2X Long COIN Daily ETF NAV	144.41
S&P 500 TR	24.85
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-coin-daily-etf/ for more recent performance information.
Leverage Shares 2X Long COIN Daily ETF	PAGE 1	TSR-AR-882927635

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$8,065,676
Number of Holdings	4
Net Advisory Fee	$19,167
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	15.9%
Money Market Funds	9.9%
Cash & Other	74.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-coin-daily-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long COIN Daily ETF	PAGE 2	TSR-AR-882927635

Leverage Shares 2X Long COST Daily ETF
COTG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long COST Daily ETF for the period of September 17, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-cost-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long COST Daily ETF	$8	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$5,874,198
Number of Holdings	4
Net Advisory Fee	$5,257
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Money Market Funds	18.5%
Total Return Swaps	-1.6%
Cash & Other	83.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-cost-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long COST Daily ETF	PAGE 1	TSR-AR-882927247

Leverage Shares 2X Long CRCL Daily ETF
CRCG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long CRCL Daily ETF for the period of August 8, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-crcl-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long CRCL Daily ETF	$13	0.77%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$66,243,929
Number of Holdings	4
Net Advisory Fee	$53,015
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Money Market Funds	4.6%
Total Return Swaps	-2.3%
Cash & Other	97.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-crcl-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long CRCL Daily ETF	PAGE 1	TSR-AR-88340C701

Leverage Shares 2X Long CRM Daily ETF
CRMG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long CRM Daily ETF for the period of April 3, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-crm-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long CRM Daily ETF	$42	0.76%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, CRMG had a NAV total return of -8.69%.
Over the same period the common stock of Salesforce, Inc. (CRM) had a return of 8.16% and the Nasdaq Index (the Benchmark) a return of 48.63%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. CRMG employs daily leverage, aiming for 2x the daily return of CRM. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (04/03/2025)
Leverage Shares 2x Long CRM Daily ETF NAV	-8.69
S&P 500 TR	27.65
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-crm-daily-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Leverage Shares 2X Long CRM Daily ETF	PAGE 1	TSR-AR-882927338

KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$25,542,650
Number of Holdings	4
Net Advisory Fee	$33,995
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	13.1%
Money Market Funds	12.8%
Cash & Other	74.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-crm-daily-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long CRM Daily ETF	PAGE 2	TSR-AR-882927338

Leverage Shares 2X Long CRWV Daily ETF
CRWG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long CRWV Daily ETF for the period of August 8, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-crwv-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long CRWV Daily ETF	$15	0.76%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$88,325,118
Number of Holdings	4
Net Advisory Fee	$74,699
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	14.5%
Money Market Funds	5.8%
Cash & Other	79.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-crwv-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long CRWV Daily ETF	PAGE 1	TSR-AR-88340C875

Leverage Shares 2X Long FIG Daily ETF
FIGG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long FIG Daily ETF for the period of October 13, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-fig-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long FIG Daily ETF	$3	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$6,020,231
Number of Holdings	4
Net Advisory Fee	$921
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Money Market Funds	0.5%
Total Return Swaps	0.2%
Cash & Other	99.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-fig-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long FIG Daily ETF	PAGE 1	TSR-AR-88340C859

Leverage Shares 2X Long FUTU Daily ETF
FUTG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long FUTU Daily ETF for the period of October 13, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-futu-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long FUTU Daily ETF	$4	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,563,427
Number of Holdings	3
Net Advisory Fee	$313
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	19.2%
Cash & Other	80.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-futu-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long FUTU Daily ETF	PAGE 1	TSR-AR-882927163

Leverage Shares 2X Long GLXY Daily ETF
GLGG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long GLXY Daily ETF for the period of August 20, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-glxy-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long GLXY Daily ETF	$20	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$4,548,280
Number of Holdings	4
Net Advisory Fee	$3,008
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Money Market Funds	3.4%
Total Return Swaps	2.9%
Cash & Other	93.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-glxy-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long GLXY Daily ETF	PAGE 1	TSR-AR-88340C883

Leverage Shares 2X Long HOOD Daily ETF
HOOG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long HOOD Daily ETF for the period of March 20, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-hood-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long HOOD Daily ETF	$222	0.83%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, HOOG had a NAV total return of 670.33%.
Over the same period the common stock of Robinhood Markets, Inc. (HOOD) had a return of 230.88% and the Nasdaq Index (the Benchmark) a return of 30.90%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. HOOG employs daily leverage, aiming for 2x the daily return of HOOD. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (03/20/2025)
Leverage Shares 2x Long HOOD Daily ETF NAV	670.33
S&P 500 TR	21.68
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-hood-daily-etf/ for more recent performance information.
Leverage Shares 2X Long HOOD Daily ETF	PAGE 1	TSR-AR-882927460

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$101,683,304
Number of Holdings	4
Net Advisory Fee	$177,921
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	21.9%
Money Market Funds	12.5%
Cash & Other	65.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-hood-daily-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long HOOD Daily ETF	PAGE 2	TSR-AR-882927460

Leverage Shares 2X Long MP Daily ETF
MPG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long MP Daily ETF for the period of October 24, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-mp-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long MP Daily ETF	$1	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$530,155
Number of Holdings	4
Net Advisory Fee	$27
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Money Market Funds	13.3%
Total Return Swaps	-17.0%
Cash & Other	103.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-mp-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long MP Daily ETF	PAGE 1	TSR-AR-88340C842

Leverage Shares 2X Long NBIS Daily ETF
NBIG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long NBIS Daily ETF for the period of October 24, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-nbis-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long NBIS Daily ETF	$1	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,291,768
Number of Holdings	4
Net Advisory Fee	$41
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	12.5%
Money Market Funds	5.4%
Cash & Other	82.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-nbis-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long NBIS Daily ETF	PAGE 1	TSR-AR-88340C677

Leverage Shares 2X Long NVDA Daily ETF
NVDG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long NVDA Daily ETF for the period of December 12, 2024 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-nvidia-long-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long NVDA Daily ETF	$84	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, NVDG had a NAV total return of 54.01%.
Over the same period the common stock of Nvidia Corp. (NVDA) had a return of 50.83% and the Nasdaq Index (the Benchmark) a return of 18.72%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. NVDG employs daily leverage, aiming for 2x the daily return of NVDA. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Leverage Shares 2X Long NVDA Daily ETF	PAGE 1	TSR-AR-882927676

TOTAL RETURN (%)

Since Inception (12/12/2024)
Leverage Shares 2X Long NVDA Daily ETF NAV	54.01
S&P 500 TR	14.30
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-nvidia-long-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$22,870,892
Number of Holdings	4
Net Advisory Fee	$81,422
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Money Market Funds	25.9%
Total Return Swaps	17.4%
Cash & Other	56.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-nvidia-long-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long NVDA Daily ETF	PAGE 2	TSR-AR-882927676

Leverage Shares 2X Long PANW Daily ETF
PANG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long PANW Daily ETF for the period of March 20, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-panw-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long PANW Daily ETF	$51	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, PANG had a NAV total return of 21.67%.
Over the same period the common stock of Palo Alto Networks, Inc. (PANW) had a return of 20.80% and the Nasdaq Index (the Benchmark) a return of 30.90%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. PANG employs daily leverage, aiming for 2x the daily return of PANW. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (03/20/2025)
Leverage Shares 2x Long PANW Daily ETF NAV	21.67
S&P 500 TR	21.68
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-panw-daily-etf/ for more recent performance information.
Leverage Shares 2X Long PANW Daily ETF	PAGE 1	TSR-AR-882927429

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$4,288,731
Number of Holdings	4
Net Advisory Fee	$11,664
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	18.5%
Money Market Funds	11.6%
Cash & Other	69.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-panw-daily-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long PANW Daily ETF	PAGE 2	TSR-AR-882927429

Leverage Shares 2X Long PLTR Daily ETF
PLTG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long PLTR Daily ETF for the period of April 24, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-pltr-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long PLTR Daily ETF	$75	0.76%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, PLTG had a NAV total return of 180.23%.
Over the same period the common stock of Palantir Technologies, Inc. (PLTR) had a return of 77.75% and the Nasdaq Index (the Benchmark) a return of 33.07%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. PLTG employs daily leverage, aiming for 2x the daily return of PLTR. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Leverage Shares 2X Long PLTR Daily ETF	PAGE 1	TSR-AR-882927395

TOTAL RETURN (%)

Since Inception (04/24/2025)
Leverage Shares 2x Long PLTR Daily ETF NAV	180.23
S&P 500 TR	25.52
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-pltr-daily-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$30,895,695
Number of Holdings	4
Net Advisory Fee	$44,922
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	25.1%
Money Market Funds	13.5%
Cash & Other	61.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-pltr-daily-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long PLTR Daily ETF	PAGE 2	TSR-AR-882927395

Leverage Shares 2X Long PYPL Daily ETF
PYPG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long PYPL Daily ETF for the period of April 3, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-pypl-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long PYPL Daily ETF	$45	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, PYPG had a NAV total return of 7.46%.
Over the same period the common stock of PayPal Holdings, Inc. (PYPL) had a return of 18.67% and the Nasdaq Index (the Benchmark) a return of 48.63%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. PYPG employs daily leverage, aiming for 2x the daily return of PYPL. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Leverage Shares 2X Long PYPL Daily ETF	PAGE 1	TSR-AR-882927452

TOTAL RETURN (%)

Since Inception (04/03/2025)
Leverage Shares 2x Long PYPL Daily ETF NAV	7.46
S&P 500 TR	27.65
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-pypl-daily-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$39,330,307
Number of Holdings	4
Net Advisory Fee	$24,185
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Money Market Funds	9.1%
Total Return Swaps	0.7%
Cash & Other	90.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-pypl-daily-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long PYPL Daily ETF	PAGE 2	TSR-AR-882927452

Leverage Shares 2X Long RTX Daily ETF
RTXG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long RTX Daily ETF for the period of June 5, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-rtx-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long RTX Daily ETF	$38	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,857,740
Number of Holdings	4
Net Advisory Fee	$2,927
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Money Market Funds	20.0%
Total Return Swaps	21.2%
Cash & Other	58.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-rtx-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long RTX Daily ETF	PAGE 1	TSR-AR-882927494

Leverage Shares 2X Long TSLA Daily ETF
TSLG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long TSLA Daily ETF for the period of December 12, 2024 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-tesla-long-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long TSLA Daily ETF	$59	0.78%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, TSLG had a NAV total return of -28.09%.
Over the same period the common stock of Tesla, Inc. (TSLA) had a return of 4.66% and the Nasdaq Index (the Benchmark) a return of 18.72%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. TSLG employs daily leverage, aiming for 2x the daily return of TSLA. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Leverage Shares 2X Long TSLA Daily ETF	PAGE 1	TSR-AR-882927684

TOTAL RETURN (%)

Since Inception (12/12/2024)
Leverage Shares 2X Long TSLA Daily ETF NAV	-28.09
S&P 500 TR	14.30
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-tesla-long-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$50,213,441
Number of Holdings	4
Net Advisory Fee	$158,852
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	26.4%
Money Market Funds	12.4%
Cash & Other	61.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-tesla-long-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long TSLA Daily ETF	PAGE 2	TSR-AR-882927684

Leverage Shares 2X Long TSM Daily ETF
TSMG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long TSM Daily ETF for the period of January 13, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-tsm-long-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long TSM Daily ETF	$83	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, TSMG had a NAV total return of 77.54%.
Over the same period the common stock of Taiwan Semiconductor Manufacturing Co., Ltd (TSM) had a return of 49.13% and the Nasdaq Index (the Benchmark) a return of 24.57%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. TSMG employs daily leverage, aiming for 2x the daily return of TSM. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (01/13/2025)
Leverage Shares 2X Long TSM Daily ETF NAV	77.54
S&P 500 TR	18.38
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-tsm-long-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Leverage Shares 2X Long TSM Daily ETF	PAGE 1	TSR-AR-882927585

KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$13,448,946
Number of Holdings	4
Net Advisory Fee	$19,172
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	14.0%
Money Market Funds	12.1%
Cash & Other	73.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-tsm-long-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long TSM Daily ETF	PAGE 2	TSR-AR-882927585

Leverage Shares 2X Long UNH Daily ETF
UNHG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long UNH Daily ETF for the period of July 21, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-unh-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long UNH Daily ETF	$24	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$233,166,405
Number of Holdings	4
Net Advisory Fee	$414,093
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	18.1%
Money Market Funds	12.1%
Cash & Other	69.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-unh-daily-etf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long UNH Daily ETF	PAGE 1	TSR-AR-882927122

Leverage Shares 2X Long XYZ Daily ETF
XYZG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Leverage Shares 2X Long XYZ Daily ETF for the period of April 3, 2025 to October 31, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-xyz-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long XYZ Daily ETF	$54	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, XYZG had a NAV total return of 50.83%.
Over the same period the common stock of Block, Inc. (XYZ) had a return of 51.09% and the Nasdaq Index (the Benchmark) a return of 48.63%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. XYZG employs daily leverage, aiming for 2x the daily return of XYZ. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.
HOW DID THE FUND PERFORM SINCE ITS INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (04/03/2025)
Leverage Shares 2x Long XYZ Daily ETF NAV	50.83
S&P 500 TR	27.65
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-xyz-daily-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Leverage Shares 2X Long XYZ Daily ETF	PAGE 1	TSR-AR-882927478

KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,733,120
Number of Holdings	4
Net Advisory Fee	$8,619
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Money Market Funds	23.6%
Total Return Swaps	14.5%
Cash & Other	61.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-xyz-daily-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long XYZ Daily ETF	PAGE 2	TSR-AR-882927478

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Sanjay R. Bharwani, Neil Fleming and Tracy N. Packwood are each determined to be an “audit committee financial expert” and are considered “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2025	FYE 10/31/2024
(a) Audit Fees	$324,000	N/A
(b) Audit-Related Fees	$0	N/A
(c) Tax Fees	$122,000	N/A
(d) All Other Fees	$0	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f)       Not applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.

Non-Audit Related Fees	FYE 10/31/2025	FYE 10/31/2024
Registrant	NONE	NONE
Registrant’s Investment Adviser	NONE	NONE

(h) Because no non-audit services were rendered, the audit committee of the board of trustees did not consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence, and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	The registrant’s financial statements are filed herewith.

Themes ETF Trust
Leverage Shares 2X Capped Accelerated COIN Monthly ETF | COIO
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF | MOSO
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF | NVDO
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF | PLOO
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF | TSLO
Leverage Shares 2X Long AAL Daily ETF | AALG
Leverage Shares 2X Long ADBE Daily ETF | ADBG
Leverage Shares 2X Long AMD Daily ETF | AMDG
Leverage Shares 2X Long ARM Daily ETF | ARMG
Leverage Shares 2X Long ASML Daily ETF | ASMG
Leverage Shares 2X Long AVGO Daily ETF | AVGG
Leverage Shares 2X Long BA Daily ETF | BOEG
Leverage Shares 2X Long BBAI Daily ETF | BAIG
Leverage Shares 2X Long BLSH Daily ETF | BLSG
Leverage Shares 2X Long BMNR Daily ETF | BMNG
Leverage Shares 2X Long BULL Daily ETF | BULG
Leverage Shares 2X Long COIN Daily ETF | COIG
Leverage Shares 2X Long COST Daily ETF | COTG
Leverage Shares 2X Long CRCL Daily ETF | CRCG
Leverage Shares 2X Long CRM Daily ETF | CRMG
Leverage Shares 2X Long CRWV Daily ETF | CRWG
Leverage Shares 2X Long FIG Daily ETF | FIGG
Leverage Shares 2X Long FUTU Daily ETF | FUTG
Leverage Shares 2X Long GLXY Daily ETF | GLGG
Leverage Shares 2X Long HOOD Daily ETF | HOOG
Leverage Shares 2X Long MP Daily ETF | MPG
Leverage Shares 2X Long NBIS Daily ETF | NBIG
Leverage Shares 2X Long NVDA Daily ETF | NVDG
Leverage Shares 2X Long PANW Daily ETF | PANG
Leverage Shares 2X Long PLTR Daily ETF | PLTG
Leverage Shares 2X Long PYPL Daily ETF | PYPG
Leverage Shares 2X Long RTX Daily ETF | RTXG
Leverage Shares 2X Long TSLA Daily ETF | TSLG
Leverage Shares 2X Long TSM Daily ETF | TSMG
Leverage Shares 2X Long UNH Daily ETF | UNHG
Leverage Shares 2X Long XYZ Daily ETF | XYZG
Annual Financial Statements and Additional Information
October 31, 2025

Leverage Shares 2X Capped Accelerated COIN Monthly ETF
Schedule of Investments
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 19.1%(a)
Call Options - 19.1%
Coinbase Global, Inc.(b)(c)
Expiration: 11/28/2025; Exercise Price: $326.59	$928,206	27	$97,929
Expiration: 11/28/2025; Exercise Price: $343.78	928,206	27	74,169
TOTAL PURCHASED OPTIONS (Cost $172,181)			172,098
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 103.5%
4.06%, 11/13/2025(d)		$936,000	934,996
TOTAL U.S. TREASURY BILLS (Cost $934,777)			934,996
		Shares
MONEY MARKET FUNDS - 0.3%
First American Treasury Obligations Fund - Class X, 3.98%(e)		2,260	2,260
TOTAL MONEY MARKET FUNDS (Cost $2,260)			2,260
TOTAL INVESTMENTS - 122.9% (Cost $1,109,218)			$1,109,354
Liabilities in Excess of Other Assets - (22.9)%			(206,430)
TOTAL NET ASSETS - 100.0%			$902,924

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of October 31, 2025.
(e)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Written Options
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (13.9)%
Call Options - (8.6)%
Coinbase Global, Inc., Expiration: 11/28/2025; Exercise Price: $373.17(a)(b)	$(1,856,412)	(54)	$(77,598)
Put Options - (5.3)%
Coinbase Global, Inc., Expiration: 11/28/2025; Exercise Price: $326.59(a)(b)	(928,206)	(27)	(48,087)
TOTAL WRITTEN OPTIONS (Premiums received $125,560)			$(125,685)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

1

Leverage Shares 2X Capped Accelerated MSTR Monthly ETF
Schedule of Investments
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 16.9%(a)
Call Options - 16.9%
Strategy, Inc.(b)(c)
Expiration: 11/28/2025; Exercise Price: $256.03	$565,971	21	$55,020
Expiration: 11/28/2025; Exercise Price: $269.51	565,971	21	38,661
TOTAL PURCHASED OPTIONS (Cost $93,746)			93,681
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 98.3%
4.10%, 11/13/2025(d)		$546,000	545,414
TOTAL U.S. TREASURY BILLS (Cost $545,243)			545,414
		Shares
MONEY MARKET FUNDS - 0.4%
First American Treasury Obligations Fund - Class X, 3.98%(e)		1,981	1,981
TOTAL MONEY MARKET FUNDS (Cost $1,981)			1,981
TOTAL INVESTMENTS - 115.6% (Cost $640,970)			$641,076
Liabilities in Excess of Other Assets - (15.6)%			(86,586)
TOTAL NET ASSETS - 100.0%			$554,490

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of October 31, 2025.
(e)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Written Options
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (11.8)%
Call Options - (7.4)%
Strategy, Inc., Expiration: 11/28/2025; Exercise Price: $291.21(a)(b)	$(1,131,942)	(42)	$(40,740)
Put Options - (4.4)%
Strategy, Inc., Expiration: 11/28/2025; Exercise Price: $256.03(a)(b)	(565,971)	(21)	(24,612)
TOTAL WRITTEN OPTIONS (Premiums received $65,254)			$(65,352)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

2

Leverage Shares 2X Capped Accelerated NVDA Monthly ETF
Schedule of Investments
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 14.2%(a)
Call Options - 14.2%
Nvidia Corp.(b)(c)
Expiration: 11/28/2025; Exercise Price: $192.37	$1,579,422	78	$135,486
Expiration: 11/28/2025; Exercise Price: $202.49	1,579,422	78	90,480
TOTAL PURCHASED OPTIONS (Cost $226,208)			225,966
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 99.7%
4.07%, 11/13/2025(d)		$1,584,000	1,582,301
TOTAL U.S. TREASURY BILLS (Cost $1,581,931)			1,582,301
		Shares
MONEY MARKET FUNDS - 0.1%
First American Treasury Obligations Fund - Class X, 3.98%(e)		1,293	1,293
TOTAL MONEY MARKET FUNDS (Cost $1,293)			1,293
TOTAL INVESTMENTS - 114.0% (Cost $1,809,432)			$1,809,560
Liabilities in Excess of Other Assets - (14.0)%			(221,823)
TOTAL NET ASSETS - 100.0%			$1,587,737

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of October 31, 2025.
(e)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Written Options
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (9.3)%
Call Options - (6.1)%
Nvidia Corp., Expiration: 11/28/2025; Exercise Price: $214.44(a)(b)	$(3,158,844)	(156)	$(96,720)
Put Options - (3.2)%
Nvidia Corp., Expiration: 11/28/2025; Exercise Price: $192.37(a)(b)	(1,579,422)	(78)	(50,388)
TOTAL WRITTEN OPTIONS (Premiums received $146,746)			$(147,108)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

3

Leverage Shares 2X Capped Accelerated PLTR Monthly ETF
Schedule of Investments
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 17.5%(a)
Call Options - 17.5%
Palantir Technologies, Inc.(b)(c)
Expiration: 11/28/2025; Exercise Price: $190.45	$1,082,538	54	$109,998
Expiration: 11/28/2025; Exercise Price: $200.47	1,082,538	54	80,676
TOTAL PURCHASED OPTIONS (Cost $190,841)			190,674
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 99.6%
4.09%, 11/13/2025(d)		$1,086,000	1,084,835
TOTAL U.S. TREASURY BILLS (Cost $1,084,588)			1,084,835
		Shares
MONEY MARKET FUNDS - 0.1%
First American Treasury Obligations Fund - Class X, 3.98%(e)		1,273	1,273
TOTAL MONEY MARKET FUNDS (Cost $1,273)			1,273
TOTAL INVESTMENTS - 117.2% (Cost $1,276,702)			$1,276,782
Liabilities in Excess of Other Assets - (17.2)%			(187,047)
TOTAL NET ASSETS - 100.0%			$1,089,735

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of October 31, 2025.
(e)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Written Options
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (12.5)%
Call Options - (7.7)%
Palantir Technologies, Inc., Expiration: 11/28/2025; Exercise Price: $219.31(a)(b)	$(2,165,076)	(108)	$(84,456)
Put Options - (4.8)%
Palantir Technologies, Inc., Expiration: 11/28/2025; Exercise Price: $190.45(a)(b)	(1,082,538)	(54)	(52,056)
TOTAL WRITTEN OPTIONS (Premiums received $136,261)			$(136,512)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

4

Leverage Shares 2X Capped Accelerated TSLA Monthly ETF
Schedule of Investments
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 15.4%(a)
Call Options - 15.4%
Tesla, Inc.(b)(c)
Expiration: 11/28/2025; Exercise Price: $433.73	$1,369,680	30	$126,150
Expiration: 11/28/2025; Exercise Price: $456.56	1,369,680	30	89,310
TOTAL PURCHASED OPTIONS (Cost $215,553)			215,460
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 98.1%
4.09%, 11/13/2025(d)		$1,370,000	1,368,529
TOTAL U.S. TREASURY BILLS (Cost $1,368,181)			1,368,529
		Shares
MONEY MARKET FUNDS - 0.0%(e)
First American Treasury Obligations Fund - Class X, 3.98%(f)		581	581
TOTAL MONEY MARKET FUNDS (Cost $581)			581
TOTAL INVESTMENTS - 113.5% (Cost $1,584,315)			$1,584,570
Liabilities in Excess of Other Assets - (13.5)%			(188,926)
TOTAL NET ASSETS - 100.0%			$1,395,644

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of October 31, 2025.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Written Options
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (10.5)%
Call Options - (6.8)%
Tesla, Inc., Expiration: 11/28/2025; Exercise Price: $491.94(a)(b)	$(2,739,360)	(60)	$(94,500)
Put Options - (3.7)%
Tesla, Inc., Expiration: 11/28/2025; Exercise Price: $433.73(a)(b)	(1,369,680)	(30)	(52,470)
TOTAL WRITTEN OPTIONS (Premiums received $146,831)			$(146,970)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

5

Leverage Shares 2X Long AAL Daily ETF
Schedule of Investments
October 31, 2025

TOTAL INVESTMENTS – 0.00% (Cost $—)	$—
Other Assets in Excess of Liabilities – 100.0%	897,589
TOTAL NET ASSETS - 100.0%	$897,589

Percentages are stated as a percent of net assets.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
American Airlines Group, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.50%	Termination	08/11/2026	$493,032	$64,418
American Airlines Group, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	08/11/2026	1,129,535	28,893
American Airlines Group, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	08/09/2026	172,660	96,049
Net Unrealized Appreciation (Depreciation)							$189,360

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

6

Leverage Shares 2X Long ADBE Daily ETF
Schedule of Investments
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 11.1%
First American Treasury Obligations Fund - Class X, 3.98%(a)	3,543,467	$3,543,467
TOTAL MONEY MARKET FUNDS (Cost $3,543,467)		3,543,467
TOTAL INVESTMENTS - 11.1% (Cost $3,543,467)		$3,543,467
Other Assets in Excess of Liabilities - 88.9%		28,359,471
TOTAL NET ASSETS - 100.0%		$31,902,938

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Adobe, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.50%	Termination	04/21/2026	$16,215,772	$(256,530)
Adobe, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	04/22/2026	38,878,035	342,699
Adobe, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	04/21/2026	8,694,921	(294,914)
Net Unrealized Appreciation (Depreciation)							$(208,745)

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

7

Leverage Shares 2X Long AMD Daily ETF
Schedule of Investments
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 16.4%
First American Treasury Obligations Fund - Class X, 3.98%(a)	4,517,303	$4,517,303
TOTAL MONEY MARKET FUNDS (Cost $4,517,303)		4,517,303
TOTAL INVESTMENTS - 16.4% (Cost $4,517,303)		$4,517,303
Other Assets in Excess of Liabilities - 83.6%		22,952,986
TOTAL NET ASSETS - 100.0%		$27,470,289

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Advanced Micro Devices, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.25%	Termination	02/24/2026	$29,200,497	$364,835
Advanced Micro Devices, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	03/03/2026	15,965,240	4,791,977
Advanced Micro Devices, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 2.50%	Termination	04/24/2026	9,752,281	659,955
Net Unrealized Appreciation (Depreciation)							$5,816,767

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

8

Leverage Shares 2X Long ARM Daily ETF
Schedule of Investments
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 9.5%
First American Treasury Obligations Fund - Class X, 3.98%(a)	1,852,045	$1,852,045
TOTAL MONEY MARKET FUNDS (Cost $1,852,045)		1,852,045
TOTAL INVESTMENTS - 9.5% (Cost $1,852,045)		$1,852,045
Other Assets in Excess of Liabilities - 90.5%		17,655,152
TOTAL NET ASSETS - 100.0%		$19,507,197

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
ARM Holdings PLC	Cantor Fitzgerald & Co.	Receive	OBFR + 1.50%	Termination	02/17/2026	$11,754,940	$(499,256)
ARM Holdings PLC	Clear Street LLC	Receive	OBFR + 1.25%	Termination	02/10/2026	20,995,016	1,855,701
ARM Holdings PLC	Marex Capital Markets Inc.	Receive	OBFR + 2.00%	Termination	04/14/2026	6,253,622	445,406
Net Unrealized Appreciation (Depreciation)							$1,801,851

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

9

LEVERAGE SHARES 2X LONG ASML DAILY ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 10.7%
First American Treasury Obligations Fund - Class X, 3.98%(a)	1,453,727	$1,453,727
TOTAL MONEY MARKET FUNDS (Cost $1,453,727)		1,453,727
TOTAL INVESTMENTS - 10.7% (Cost $1,453,727)		$1,453,727
Other Assets in Excess of Liabilities - 89.3%		12,100,449
TOTAL NET ASSETS - 100.0%		$13,554,176

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
ASML Holding NV	Cantor Fitzgerald & Co.	Receive	OBFR + 2.00%	Termination	02/17/2026	$7,705,898	$2,524,224
ASML Holding NV	Clear Street LLC	Receive	OBFR + 1.25%	Termination	02/17/2026	15,745,454	(241,110)
ASML Holding NV	Marex Capital Markets Inc.	Receive	OBFR + 2.50%	Termination	04/14/2026	3,749,674	150,383
Net Unrealized Appreciation (Depreciation)							$2,433,497

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

10

LEVERAGE SHARES 2X LONG AVGO DAILY ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 19.3%
First American Treasury Obligations Fund - Class X, 3.98%(a)	2,891,297	$2,891,297
TOTAL MONEY MARKET FUNDS (Cost $2,891,297)		2,891,297
TOTAL INVESTMENTS - 19.3% (Cost $2,891,297)		$2,891,297
Other Assets in Excess of Liabilities - 80.7%		12,070,867
TOTAL NET ASSETS - 100.0%		$14,962,164

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Broadcom, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.50%	Termination	06/16/2026	$8,865,576	$(164,057)
Broadcom, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	06/16/2026	18,635,266	2,902,818
Broadcom, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	06/16/2026	2,411,836	702,568
Net Unrealized Appreciation (Depreciation)							$3,441,329

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

11

Leverage Shares 2X Long BA Daily ETF
Schedule of Investments
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 17.0%
First American Treasury Obligations Fund - Class X, 3.98%(a)	400,539	$400,539
TOTAL MONEY MARKET FUNDS (Cost $400,539)		400,539
TOTAL INVESTMENTS - 17.0% (Cost $400,539)		$400,539
Other Assets in Excess of Liabilities - 83.0%		1,954,300
TOTAL NET ASSETS - 100.0%		$2,354,839

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Boeing Co.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.50%	Termination	07/13/2026	$506,570	$(35,108)
Boeing Co.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	07/15/2026	3,023,542	(239,496)
Boeing Co.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	07/13/2026	1,179,987	(18,634)
Net Unrealized Appreciation (Depreciation)							$(293,238)

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

12

LEVERAGE SHARES 2X LONG BBAI DAILY ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 5.2%
First American Treasury Obligations Fund - Class X, 3.98%(a)	1,212,413	$1,212,413
TOTAL MONEY MARKET FUNDS (Cost $1,212,413)		1,212,413
TOTAL INVESTMENTS - 5.2% (Cost $1,212,413)		$1,212,413
Other Assets in Excess of Liabilities - 94.8%		21,971,617
TOTAL NET ASSETS - 100.0%		$23,184,030

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
BigBear.ai Holdings, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 20.00%	Termination	09/22/2026	$5,342,240	$(147,430)
BigBear.ai Holdings, Inc.	Clear Street LLC	Receive	OBFR + 19.00%	Termination	09/23/2026	8,156,085	28,748
BigBear.ai Holdings, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 5.50%	Termination	09/22/2026	32,882,802	1,237,674
Net Unrealized Appreciation (Depreciation)							$1,118,992

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

13

Leverage Shares 2X Long BLSH Daily ETF
Schedule of Investments
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 19.1%
First American Treasury Obligations Fund - Class X, 3.98%(a)	49,301	$49,301
TOTAL MONEY MARKET FUNDS (Cost $49,301)		49,301
TOTAL INVESTMENTS - 19.1% (Cost $49,301)		$49,301
Other Assets in Excess of Liabilities - 80.9%		209,354
TOTAL NET ASSETS - 100.0%		$258,655

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Bullish	Cantor Fitzgerald & Co.	Receive	OBFR + 5.00%	Termination	09/09/2026	$10,114	$(1,148)
Bullish	Clear Street LLC	Receive	OBFR + 5.25%	Termination	12/02/2026	9,861	(458)
Bullish	Marex Capital Markets Inc.	Receive	OBFR + 4.00%	Termination	11/27/2026	496,951	(50,806)
Net Unrealized Appreciation (Depreciation)							$(52,412)

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

14

Leverage Shares 2X Long BMNR Daily ETF
Schedule of Investments
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 3.8%
First American Treasury Obligations Fund - Class X, 3.98%(a)	14,292	$14,292
TOTAL MONEY MARKET FUNDS (Cost $14,292)		14,292
TOTAL INVESTMENTS - 3.8% (Cost $14,292)		$14,292
Other Assets in Excess of Liabilities - 96.2%		361,049
TOTAL NET ASSETS - 100.0%		$375,341

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
BitMine Immersion Technologies, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 7.50%	Termination	11/27/2026	$750,738	$26,950
Net Unrealized Appreciation (Depreciation)							$26,950

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

15

Leverage Shares 2X Long BULL Daily ETF
Schedule of Investments
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 8.2%
First American Treasury Obligations Fund - Class X, 3.98%(a)	1,427,104	$1,427,104
TOTAL MONEY MARKET FUNDS (Cost $1,427,104)		1,427,104
TOTAL INVESTMENTS - 8.2% (Cost $1,427,104)		$1,427,104
Other Assets in Excess of Liabilities - 91.8%		15,912,630
TOTAL NET ASSETS - 100.0%		$17,339,734

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Webull Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 5.00%	Termination	09/09/2026	$10,125,356	$(488,786)
Webull Corp.	Clear Street LLC	Receive	OBFR + 13.00%	Termination	09/09/2026	1,792,430	(127,471)
Webull Corp.	Marex Capital Markets Inc.	Receive	OBFR + 5.00%	Termination	09/11/2026	22,675,474	62,871
Net Unrealized Appreciation (Depreciation)							$(553,386)

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

16

Leverage Shares 2X Long COIN Daily ETF
Schedule of Investments
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 9.9%
First American Treasury Obligations Fund - Class X, 3.98%(a)	798,379	$798,379
TOTAL MONEY MARKET FUNDS (Cost $798,379)		798,379
TOTAL INVESTMENTS - 9.9% (Cost $798,379)		$798,379
Other Assets in Excess of Liabilities - 90.1%		7,267,297
TOTAL NET ASSETS - 100.0%		$8,065,676

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Coinbase Global, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 5.00%	Termination	04/14/2026	$8,393,045	$1,249,966
Coinbase Global, Inc.	Clear Street LLC	Receive	OBFR + 7.00%	Termination	04/14/2026	447,258	52,388
Coinbase Global, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 5.00%	Termination	04/13/2026	7,284,698	(16,952)
Net Unrealized Appreciation (Depreciation)							$1,285,402

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

17

Leverage Shares 2X Long COST Daily ETF
Schedule of Investments
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 18.5%
First American Treasury Obligations Fund - Class X, 3.98%(a)	1,085,694	$1,085,694
TOTAL MONEY MARKET FUNDS (Cost $1,085,694)		1,085,694
TOTAL INVESTMENTS - 18.5% (Cost $1,085,694)		$1,085,694
Other Assets in Excess of Liabilities - 81.5%		4,788,504
TOTAL NET ASSETS - 100.0%		$5,874,198

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Costco Wholesale Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 1.75%	Termination	10/20/2026	$3,645,800	$(20,190)
Costco Wholesale Corp.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	10/20/2026	6,155,933	(57,390)
Costco Wholesale Corp.	Marex Capital Markets Inc.	Receive	OBFR + 2.50%	Termination	10/18/2026	1,959,618	(17,591)
Net Unrealized Appreciation (Depreciation)							$(95,171)

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

18

Leverage Shares 2X Long CRCL Daily ETF
Schedule of Investments
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 4.6%
First American Treasury Obligations Fund - Class X, 3.98%(a)	3,061,107	$3,061,107
TOTAL MONEY MARKET FUNDS (Cost $3,061,107)		3,061,107
TOTAL INVESTMENTS - 4.6% (Cost $3,061,107)		$3,061,107
Other Assets in Excess of Liabilities - 95.4%		63,182,822
TOTAL NET ASSETS - 100.0%		$66,243,929

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Circle Internet Group, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 5.00%	Termination	09/09/2026	$16,272,487	$(550,741)
Circle Internet Group, Inc.	Clear Street LLC	Receive	OBFR + 2.50%	Termination	09/09/2026	96,698,445	360,038
Circle Internet Group, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 5.00%	Termination	09/11/2026	19,294,611	(1,302,687)
Net Unrealized Appreciation (Depreciation)							$(1,493,390)

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

19

Leverage Shares 2X Long CRM Daily ETF
Schedule of Investments
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 12.8%
First American Treasury Obligations Fund - Class X, 3.98%(a)	3,273,245	$3,273,245
TOTAL MONEY MARKET FUNDS (Cost $3,273,245)		3,273,245
TOTAL INVESTMENTS - 12.8% (Cost $3,273,245)		$3,273,245
Other Assets in Excess of Liabilities - 87.2%		22,269,405
TOTAL NET ASSETS - 100.0%		$25,542,650

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Salesforce, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.50%	Termination	05/06/2026	$11,292,680	$816,719
Salesforce, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	05/05/2026	32,251,258	2,133,664
Salesforce, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	05/04/2026	7,544,078	400,036
Net Unrealized Appreciation (Depreciation)							$3,350,419

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

20

Leverage Shares 2X Long CRWV Daily ETF
Schedule of Investments
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 5.8%
First American Treasury Obligations Fund - Class X, 3.98%(a)	5,166,911	$5,166,911
TOTAL MONEY MARKET FUNDS (Cost $5,166,911)		5,166,911
TOTAL INVESTMENTS - 5.8% (Cost $5,166,911)		$5,166,911
Other Assets in Excess of Liabilities - 94.2%		83,158,207
TOTAL NET ASSETS - 100.0%		$88,325,118

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
CoreWeave, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 7.00%	Termination	09/09/2026	$41,929,450	$12,686,546
CoreWeave, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	09/09/2026	94,257,394	(738,612)
CoreWeave, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	09/11/2026	40,433,904	902,372
Net Unrealized Appreciation (Depreciation)							$12,850,306

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

21

Leverage Shares 2X Long FIG Daily ETF
Schedule of Investments
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 0.5%
First American Treasury Obligations Fund - Class X, 3.98%(a)	28,006	$28,006
TOTAL MONEY MARKET FUNDS (Cost $28,006)		28,006
TOTAL INVESTMENTS - 0.5% (Cost $28,006)		$28,006
Other Assets in Excess of Liabilities - 99.5%		5,992,225
TOTAL NET ASSETS - 100.0%		$6,020,231

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Figma, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.50%	Termination	12/22/2026	$1,021,720	$(17,945)
Figma, Inc.	Clear Street LLC	Receive	OBFR + 2.50%	Termination	11/18/2026	9,396,734	—
Figma, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 4.00%	Termination	11/20/2026	1,624,784	32,600
Net Unrealized Appreciation (Depreciation)							$14,655

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

22

Leverage Shares 2X Long FUTU Daily ETF
Schedule of Investments
October 31, 2025

TOTAL INVESTMENTS - 0.00% (Cost $—)	$—
Other Assets in Excess of Liabilities - 100.0%	2,563,427
TOTAL NET ASSETS - 100.0%	$2,563,427

Percentages are stated as a percent of net assets.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Futu Holdings Ltd.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.50%	Termination	11/25/2026	$1,353,472	$94,918
Futu Holdings Ltd.	Clear Street LLC	Receive	OBFR + 2.50%	Termination	11/18/2026	3,273,412	341,443
Futu Holdings Ltd.	Marex Capital Markets Inc.	Receive	OBFR + 4.00%	Termination	11/20/2026	497,600	54,560
Net Unrealized Appreciation (Depreciation)							$490,921

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

23

Leverage Shares 2X Long GLXY Daily ETF
Schedule of Investments
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 3.4%
First American Treasury Obligations Fund - Class X, 3.98%(a)	155,691	$155,691
TOTAL MONEY MARKET FUNDS (Cost $155,691)		155,691
TOTAL INVESTMENTS - 3.4% (Cost $155,691)		$155,691
Other Assets in Excess of Liabilities - 96.6%		4,392,589
TOTAL NET ASSETS - 100.0%		$4,548,280

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Galaxy Digital, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 12.00%	Termination	09/22/2026	$927,765	$(124,395)
Galaxy Digital, Inc.	Clear Street LLC	Receive	OBFR + 3.50%	Termination	09/23/2026	4,641,381	426,292
Galaxy Digital, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 5.00%	Termination	09/22/2026	3,529,008	(171,008)
Net Unrealized Appreciation (Depreciation)							$130,889

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

24

Leverage Shares 2X Long HOOD Daily ETF
Schedule of Investments
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 12.5%
First American Treasury Obligations Fund - Class X, 3.98%(a)	12,725,644	$12,725,644
TOTAL MONEY MARKET FUNDS (Cost $12,725,644)		12,725,644
TOTAL INVESTMENTS - 12.5% (Cost $12,725,644)		$12,725,644
Other Assets in Excess of Liabilities - 87.5%		88,957,660
TOTAL NET ASSETS - 100.0%		$101,683,304

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Robinhood Markets, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 7.50%	Termination	04/21/2026	$29,242,246	$13,108,084
Robinhood Markets, Inc.	Clear Street LLC	Receive	OBFR + 3.50%	Termination	04/22/2026	108,580,945	9,278,764
Robinhood Markets, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 4.00%	Termination	04/21/2026	65,485,897	(74,142)
Net Unrealized Appreciation (Depreciation)							$22,312,706

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

25

Leverage Shares 2X Long MP Daily ETF
Schedule of Investments
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 13.3%
First American Treasury Obligations Fund - Class X, 3.98%(a)	70,656	$70,656
TOTAL MONEY MARKET FUNDS (Cost $70,656)		70,656
TOTAL INVESTMENTS - 13.3% (Cost $70,656)		$70,656
Other Assets in Excess of Liabilities - 86.7%		459,499
TOTAL NET ASSETS - 100.0%		$530,155

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
MP Materials Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 8.00%	Termination	09/09/2026	$184,223	$(22,542)
MP Materials Corp.	Clear Street LLC	Receive	OBFR + 2.50%	Termination	12/02/2026	452,418	(33,149)
MP Materials Corp.	Marex Capital Markets Inc.	Receive	OBFR + 2.50%	Termination	11/27/2026	423,334	(34,191)
Net Unrealized Appreciation (Depreciation)							$(89,882)

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

26

Leverage Shares 2X Long NBIS Daily ETF
Schedule of Investments
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 5.4%
First American Treasury Obligations Fund - Class X, 3.98%(a)	69,551	$69,551
TOTAL MONEY MARKET FUNDS (Cost $69,551)		69,551
TOTAL INVESTMENTS - 5.4% (Cost $69,551)		$69,551
Other Assets in Excess of Liabilities - 94.6%		1,222,217
TOTAL NET ASSETS - 100.0%		$1,291,768

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Nebius Group NV	Cantor Fitzgerald & Co.	Receive	OBFR + 9.00%	Termination	09/09/2026	$196,230	$20,340
Nebius Group NV	Clear Street LLC	Receive	OBFR + 2.75%	Termination	12/02/2026	1,415,734	77,240
Nebius Group NV	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	11/27/2026	971,339	64,307
Net Unrealized Appreciation (Depreciation)							$161,887

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

27

Leverage Shares 2X Long NVDA Daily ETF
Schedule of Investments
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 25.9%
First American Treasury Obligations Fund - Class X, 3.98%(a)(b)	5,915,803	$5,915,803
TOTAL MONEY MARKET FUNDS (Cost $5,915,803)		5,915,803
TOTAL INVESTMENTS - 25.9% (Cost $5,915,803)		$5,915,803
Other Assets in Excess of Liabilities - 74.1%		16,955,089
TOTAL NET ASSETS - 100.0%		$22,870,892

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
NVIDIA Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.50%	Termination	01/19/2026	$26,556,159	$(12,780)
NVIDIA Corp.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	01/20/2026	6,469,556	4,009,482
NVIDIA Corp.	Marex Capital Markets Inc.	Receive	OBFR + 2.00%	Termination	01/18/2026	12,713,335	(25,114)
Net Unrealized Appreciation (Depreciation)							$3,971,588

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

28

Leverage Shares 2X Long PANW Daily ETF
Schedule of Investments
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 11.6%
First American Treasury Obligations Fund - Class X, 3.98%(a)	499,376	$499,376
TOTAL MONEY MARKET FUNDS (Cost $499,376)		499,376
TOTAL INVESTMENTS - 11.6% (Cost $499,376)		$499,376
Other Assets in Excess of Liabilities - 88.4%		3,789,355
TOTAL NET ASSETS - 100.0%		$4,288,731

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Palo Alto Networks, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.50%	Termination	04/21/2026	$1,831,296	$356,393
Palo Alto Networks, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	04/22/2026	5,420,327	321,886
Palo Alto Networks, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	04/21/2026	1,319,238	115,766
Net Unrealized Appreciation (Depreciation)							$794,045

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

29

Leverage Shares 2X Long PLTR Daily ETF
Schedule of Investments
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 13.5%
First American Treasury Obligations Fund - Class X, 3.98%(a)	4,169,328	$4,169,328
TOTAL MONEY MARKET FUNDS (Cost $4,169,328)		4,169,328
TOTAL INVESTMENTS - 13.5% (Cost $4,169,328)		$4,169,328
Other Assets in Excess of Liabilities - 86.5%		26,726,367
TOTAL NET ASSETS - 100.0%		$30,895,695

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Palantir Technologies, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 4.00%	Termination	05/27/2026	$21,230,775	$5,734,863
Palantir Technologies, Inc.	Clear Street LLC	Receive	OBFR + 2.50%	Termination	05/27/2026	31,317,223	1,753,261
Palantir Technologies, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	05/25/2026	9,231,644	262,552
Net Unrealized Appreciation (Depreciation)							$7,750,676

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

30

Leverage Shares 2X Long PYPL Daily ETF
Schedule of Investments
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 9.1%
First American Treasury Obligations Fund - Class X, 3.98%(a)	3,591,380	$3,591,380
TOTAL MONEY MARKET FUNDS (Cost $3,591,380)		3,591,380
TOTAL INVESTMENTS - 9.1% (Cost $3,591,380)		$3,591,380
Other Assets in Excess of Liabilities - 90.9%		35,738,927
TOTAL NET ASSETS - 100.0%		$39,330,307

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
PayPal Holdings, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.50%	Termination	05/06/2026	$23,292,038	$(170,521)
PayPal Holdings, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	05/05/2026	48,647,975	368,253
PayPal Holdings, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	05/04/2026	6,734,083	65,250
Net Unrealized Appreciation (Depreciation)							$262,982

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

31

Leverage Shares 2X Long RTX Daily ETF
Schedule of Investments
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 20.0%
First American Treasury Obligations Fund - Class X, 3.98%(a)	370,709	$370,709
TOTAL MONEY MARKET FUNDS (Cost $370,709)		370,709
TOTAL INVESTMENTS - 20.0% (Cost $370,709)		$370,709
Other Assets in Excess of Liabilities - 80.0%		1,487,031
TOTAL NET ASSETS - 100.0%		$1,857,740

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
RTX Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.00%	Termination	07/06/2026	$1,383,375	$8,370
RTX Corp.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	07/08/2026	1,911,735	289,404
RTX Corp.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	07/06/2026	419,475	95,147
Net Unrealized Appreciation (Depreciation)							$392,921

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

32

Leverage Shares 2X Long TSLA Daily ETF
Schedule of Investments
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 12.4%
First American Treasury Obligations Fund - Class X, 3.91%(a)	6,242,918	$6,242,918
TOTAL MONEY MARKET FUNDS (Cost $6,242,918)		6,242,918
TOTAL INVESTMENTS - 12.4% (Cost $6,242,918)		$6,242,918
Other Assets in Excess of Liabilities - 87.6%		43,970,523
TOTAL NET ASSETS - 100.0%		$50,213,441

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Tesla, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 4.25%	Termination	01/19/2026	$21,755,084	$5,122,047
Tesla, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	01/20/2026	52,700,721	2,225,643
Tesla, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 2.00%	Termination	01/16/2026	25,643,606	5,923,816
Net Unrealized Appreciation (Depreciation)							$13,271,506

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

33

Leverage Shares 2X Long TSM Daily ETF
Schedule of Investments
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 12.1%
First American Treasury Obligations Fund - Class X, 3.98%(a)	1,620,616	$1,620,616
TOTAL MONEY MARKET FUNDS (Cost $1,620,616)		1,620,616
TOTAL INVESTMENTS - 12.1% (Cost $1,620,616)		$1,620,616
Other Assets in Excess of Liabilities - 87.9%		11,828,330
TOTAL NET ASSETS - 100.0%		$13,448,946

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Taiwan Semiconductor Manufacturing Co. Ltd.	Cantor Fitzgerald & Co.	Receive	OBFR + 1.50%	Termination	02/17/2026	$5,790,788	$908,901
Taiwan Semiconductor Manufacturing Co. Ltd.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	02/24/2026	17,105,583	606,334
Taiwan Semiconductor Manufacturing Co. Ltd.	Marex Capital Markets Inc.	Receive	OBFR + 2.50%	Termination	02/14/2026	3,999,925	362,034
Net Unrealized Appreciation (Depreciation)							$1,877,269

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

34

Leverage Shares 2X Long UNH Daily ETF
Schedule of Investments
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 12.1%
First American Treasury Obligations Fund - Class X, 3.98%(a)	28,102,913	$28,102,913
TOTAL MONEY MARKET FUNDS (Cost $28,102,913)		28,102,913
TOTAL INVESTMENTS - 12.1% (Cost $28,102,913)		$28,102,913
Other Assets in Excess of Liabilities - 87.9%		205,063,492
TOTAL NET ASSETS - 100.0%		$233,166,405

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
UnitedHealth Group, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.50%	Termination	08/21/2026	$110,853,298	$(1,035,314)
UnitedHealth Group, Inc.	Clear Street LLC	Receive	OBFR + 2.50%	Termination	08/26/2026	269,695,776	45,759,459
UnitedHealth Group, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 4.00%	Termination	08/22/2026	85,716,190	(2,516,193)
Net Unrealized Appreciation (Depreciation)							$42,207,952

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

35

Leverage Shares 2X Long XYZ Daily ETF
Schedule of Investments
October 31, 2025

	Shares	Value
MONEY MARKET FUNDS - 23.6%
First American Treasury Obligations Fund - Class X, 3.98%(a)	880,829	$880,829
TOTAL MONEY MARKET FUNDS (Cost $880,829)		880,829
TOTAL INVESTMENTS - 23.6% (Cost $880,829)		$880,829
Other Assets in Excess of Liabilities - 76.4%		2,852,291
TOTAL NET ASSETS - 100.0%		$3,733,120

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
Schedule of Total Return Swap Contracts
October 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Block, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 4.00%	Termination	05/06/2026	$838,150	$194,308
Block, Inc.	Clear Street LLC	Receive	OBFR + 3.50%	Termination	05/05/2026	1,750,113	290,381
Block, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	05/04/2026	4,874,133	56,510
Net Unrealized Appreciation (Depreciation)							$541,199

(a)	Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.86% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

36

Themes ETF Trust
Statements of Assets and Liabilities
October 31, 2025

	Leverage Shares 2X Capped Accelerated COIN Monthly ETF	Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	Leverage Shares 2X Capped Accelerated TSLA Monthly ETF
ASSETS:
Investments, at value	$1,109,354	$641,076	$1,809,560	$1,276,782	$1,584,570
Receivable for investments sold	202,101	146,166	467,474	371,244	284,558
Dividends receivable	9	8	7	6	4
Total assets	1,311,464	787,250	2,277,041	1,648,032	1,869,132
LIABILITIES:
Written option contracts, at value	125,685	65,352	147,108	136,512	146,970
Payable for investments purchased	282,265	166,988	541,247	421,130	325,667
Due to broker	12	19	22	42	6
Payable to adviser	578	401	927	613	845
Total liabilities	408,540	232,760	689,304	558,297	473,488
NET ASSETS	$902,924	$554,490	$1,587,737	$1,089,735	$1,395,644
Net Assets Consists of:
Paid-in capital	$784,139	$750,794	$1,375,753	$904,149	$1,163,142
Total distributable earnings/(accumulated losses)	118,785	(196,304)	211,984	185,586	232,502
Total net assets	$902,924	$554,490	$1,587,737	$1,089,735	$1,395,644
Net assets	$902,924	$554,490	$1,587,737	$1,089,735	$1,395,644
Shares issued and outstanding(a)	40,000	40,000	70,000	50,000	60,000
Net asset value per share	$22.57	$13.86	$22.68	$21.79	$23.26
Cost:
Investments, at cost	$1,109,218	$640,970	$1,809,432	$1,276,702	$1,584,315
Proceeds:
Written options premium received	$125,560	$65,254	$146,746	$136,261	$146,831

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

37

Themes ETF Trust
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Leverage Shares 2X Long AAL Daily ETF	Leverage Shares 2X Long ADBE Daily ETF	Leverage Shares 2X Long AMD Daily ETF	Leverage Shares 2X Long ARM Daily ETF	Leverage Shares 2X Long ASML Daily ETF
ASSETS:
Investments, at value	$—	$3,543,467	$4,517,303	$1,852,045	$1,453,727
Cash	46,437	—	—	—	—
Segregated cash for swap contracts	672,637	28,455,681	18,177,450	15,958,942	9,408,815
Unrealized appreciation on swap contracts	189,360	342,699	5,816,767	2,301,107	2,674,607
Receivable for capital shares sold	—	547,503	—	—	—
Receivable for swap contracts	—	2,377	162,543	885	388,411
Receivable for collateral	—	—	—	—	92,041
Dividends receivable	615	9,957	12,048	7,366	5,069
Total assets	909,049	32,901,684	28,686,111	20,120,345	14,022,670
LIABILITIES:
Unrealized depreciation on swap contracts	—	551,444	—	499,256	241,110
Payable for capital shares redeemed	—	—	1,125,795	—	—
Payable for swap contracts	10,467	430,446	74,254	102,209	15,906
Payable for collateral	—	—	—	—	198,698
Payable to adviser	980	16,664	15,773	11,391	11,985
Interest payable	13	192	—	292	795
Total liabilities	11,460	998,746	1,215,822	613,148	468,494
NET ASSETS	$897,589	$31,902,938	$27,470,289	$19,507,197	$13,554,176
Net Assets Consists of:
Paid-in capital	$683,411	$34,351,181	$15,146,518	$17,192,364	$7,177,332
Total distributable earnings/(accumulated losses)	214,178	(2,448,243)	12,323,771	2,314,833	6,376,844
Total net assets	$897,589	$31,902,938	$27,470,289	$19,507,197	$13,554,176
Net assets	$897,589	$31,902,938	$27,470,289	$19,507,197	$13,554,176
Shares issued and outstanding(a)	65,000	3,205,000	610,000	1,295,000	530,000
Net asset value per share	$13.81	$9.95	$45.03	$15.06	$25.57
Cost:
Investments, at cost	$—	$3,543,467	$4,517,303	$1,852,045	$1,453,727

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

38

Themes ETF Trust
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Leverage Shares 2X Long AVGO Daily ETF	Leverage Shares 2X Long BA Daily ETF	Leverage Shares 2X Long BBAI Daily ETF	Leverage Shares 2X Long BLSH Daily ETF	Leverage Shares 2X Long BMNR Daily ETF
ASSETS:
Investments, at value	$2,891,297	$400,539	$1,212,413	$49,301	$14,292
Segregated cash for swap contracts	8,996,053	2,374,839	22,020,104	262,592	271,732
Unrealized appreciation on swap contracts	3,605,386	—	1,266,422	—	26,950
Receivable for capital shares sold	—	—	—	—	375,564
Receivable for swap contracts	23,586	—	—	—	—
Dividends receivable	5,693	1,491	4,427	39	23
Total assets	15,522,015	2,776,869	24,503,366	311,932	688,561
LIABILITIES:
Unrealized depreciation on swap contracts	164,057	293,238	147,430	52,412	—
Payable for capital shares redeemed	—	—	188,604	—	312,970
Payable for swap contracts	386,579	127,125	967,560	835	220
Payable to adviser	9,143	1,667	15,497	30	30
Interest payable	72	—	245	—	—
Total liabilities	559,851	422,030	1,319,336	53,277	313,220
NET ASSETS	$14,962,164	$2,354,839	$23,184,030	$258,655	$375,341
Net Assets Consists of:
Paid-in capital	$10,686,334	$2,878,589	$21,057,297	$311,894	$437,594
Total distributable earnings/(accumulated losses)	4,275,830	(523,750)	2,126,733	(53,239)	(62,253)
Total net assets	$14,962,164	$2,354,839	$23,184,030	$258,655	$375,341
Net assets	$14,962,164	$2,354,839	$23,184,030	$258,655	$375,341
Shares issued and outstanding(a)	445,000	175,000	1,230,000	20,000	30,000
Net asset value per share	$33.62	$13.46	$18.85	$12.93	$12.51
Cost:
Investments, at cost	$2,891,297	$400,539	$1,212,413	$49,301	$14,292

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

39

Themes ETF Trust
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Leverage Shares 2X Long BULL Daily ETF	Leverage Shares 2X Long COIN Daily ETF	Leverage Shares 2X Long COST Daily ETF	Leverage Shares 2X Long CRCL Daily ETF	Leverage Shares 2X Long CRM Daily ETF
ASSETS:
Investments, at value	$1,427,104	$798,379	$1,085,694	$3,061,107	$3,273,245
Segregated cash for swap contracts	17,907,541	6,076,153	6,877,433	65,778,923	19,225,490
Unrealized appreciation on swap contracts	62,871	1,302,354	—	360,038	3,350,419
Receivable for capital shares sold	—	—	—	587,865	—
Receivable for swap contracts	45,713	341,362	12,204	23,369	34,230
Dividends receivable	4,093	3,402	3,905	10,717	10,051
Total assets	19,447,322	8,521,650	7,979,236	69,822,019	25,893,435
LIABILITIES:
Unrealized depreciation on swap contracts	616,257	16,952	95,171	1,853,428	—
Payable for capital shares redeemed	342,660	366,595	1,784,633	—	—
Payable for swap contracts	1,139,493	67,161	220,265	1,686,936	336,442
Payable to adviser	7,796	5,266	4,968	36,543	14,322
Interest payable	1,382	—	1	1,183	21
Total liabilities	2,107,588	455,974	2,105,038	3,578,090	350,785
NET ASSETS	$17,339,734	$8,065,676	$5,874,198	$66,243,929	$25,542,650
Net Assets Consists of:
Paid-in capital	$23,039,422	$7,501,091	$6,186,302	$80,725,010	$23,930,064
Total distributable earnings/(accumulated losses)	(5,699,688)	564,585	(312,104)	(14,481,081)	1,612,586
Total net assets	$17,339,734	$8,065,676	$5,874,198	$66,243,929	$25,542,650
Net assets	$17,339,734	$8,065,676	$5,874,198	$66,243,929	$25,542,650
Shares issued and outstanding(a)	2,525,000	220,000	445,000	8,440,000	1,865,000
Net asset value per share	$6.87	$36.66	$13.20	$7.85	$13.70
Cost:
Investments, at cost	$1,427,104	$798,379	$1,085,694	$3,061,107	$3,273,245

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

40

Themes ETF Trust
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Leverage Shares 2X Long CRWV Daily ETF	Leverage Shares 2X Long FIG Daily ETF	Leverage Shares 2X Long FUTU Daily ETF	Leverage Shares 2X Long GLXY Daily ETF	Leverage Shares 2X Long HOOD Daily ETF
ASSETS:
Investments, at value	$5,166,911	$28,006	$—	$155,691	$12,725,644
Cash	—	—	288,188	—	—
Segregated cash for swap contracts	69,776,376	6,966,421	1,794,324	4,019,593	73,761,140
Unrealized appreciation on swap contracts	13,588,918	32,600	490,921	426,292	22,386,848
Receivable for capital shares sold	—	—	—	390,043	—
Receivable for investments sold	—	—	—	—	110,990,543
Receivable for swap contracts	1,265,087	—	1,496	—	1,190,925
Dividends receivable	13,694	181	—	629	39,065
Total assets	89,810,986	7,027,208	2,574,929	4,992,248	221,094,165
LIABILITIES:
Unrealized depreciation on swap contracts	738,612	17,945	—	295,403	74,142
Payable for capital shares redeemed	—	—	—	—	1,733,305
Payable for investments purchased	—	—	—	—	111,655,550
Payable for swap contracts	697,181	988,111	11,188	146,191	735,256
Payable for collateral	—	—	—	—	5,134,848
Payable to adviser	48,692	921	314	2,374	61,005
Interest payable	1,383	—	—	—	16,755
Total liabilities	1,485,868	1,006,977	11,502	443,968	119,410,861
NET ASSETS	$88,325,118	$6,020,231	$2,563,427	$4,548,280	$101,683,304
Net Assets Consists of:
Paid-in capital	$68,936,562	$7,207,464	$2,082,511	$4,830,641	$68,728,755
Total distributable earnings/(accumulated losses)	19,388,556	(1,187,233)	480,916	(282,361)	32,954,549
Total net assets	$88,325,118	$6,020,231	$2,563,427	$4,548,280	$101,683,304
Net assets	$88,325,118	$6,020,231	$2,563,427	$4,548,280	$101,683,304
Shares issued and outstanding(a)	7,195,000	690,000	115,000	175,000	880,000
Net asset value per share	$12.28	$8.73	$22.29	$25.99	$115.55
Cost:
Investments, at cost	$5,166,911	$28,006	$—	$155,691	$12,725,644

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

41

Themes ETF Trust
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Leverage Shares 2X Long MP Daily ETF	Leverage Shares 2X Long NBIS Daily ETF	Leverage Shares 2X Long NVDA Daily ETF	Leverage Shares 2X Long PANW Daily ETF	Leverage Shares 2X Long PLTR Daily ETF
ASSETS:
Investments, at value	$70,656	$69,551	$5,915,803	$499,376	$4,169,328
Segregated cash for swap contracts	553,033	1,061,421	13,039,368	3,015,813	19,784,008
Unrealized appreciation on swap contracts	—	161,887	4,009,482	794,045	7,750,676
Receivable for swap contracts	—	790	62,074	13,320	7,808
Dividends receivable	20	21	7,305	1,590	9,634
Interest receivable	—	—	98	20	—
Total assets	623,709	1,293,670	23,034,130	4,324,164	31,721,454
LIABILITIES:
Unrealized depreciation on swap contracts	89,882	—	37,894	—	—
Payable for capital shares redeemed	—	—	—	—	630,605
Payable for swap contracts	3,645	1,861	112,280	32,769	179,696
Payable to adviser	27	41	13,064	2,664	15,367
Interest payable	—	—	—	—	91
Total liabilities	93,554	1,902	163,238	35,433	825,759
NET ASSETS	$530,155	$1,291,768	$22,870,892	$4,288,731	$30,895,695
Net Assets Consists of:
Paid-in capital	$623,689	$1,130,972	$10,230,975	$2,236,396	$18,991,515
Total distributable earnings/(accumulated losses)	(93,534)	160,796	12,639,917	2,052,335	11,904,180
Total net assets	$530,155	$1,291,768	$22,870,892	$4,288,731	$30,895,695
Net assets	$530,155	$1,291,768	$22,870,892	$4,288,731	$30,895,695
Shares issued and outstanding(a)	45,000	70,000	990,000	235,000	735,000
Net asset value per share	$11.78	$18.45	$23.10	$18.25	$42.04
Cost:
Investments, at cost	$70,656	$69,551	$5,915,803	$499,376	$4,169,328

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

42

Themes ETF Trust
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Leverage Shares 2X Long PYPL Daily ETF	Leverage Shares 2X Long RTX Daily ETF	Leverage Shares 2X Long TSLA Daily ETF	Leverage Shares 2X Long TSM Daily ETF	Leverage Shares 2X Long UNH Daily ETF
ASSETS:
Investments, at value	$3,591,380	$370,709	$6,242,918	$1,620,616	$28,102,913
Segregated cash for swap contracts	29,490,913	1,093,493	34,875,693	10,312,069	163,526,984
Unrealized appreciation on swap contracts	433,503	392,921	13,271,506	1,877,269	45,759,459
Receivable for capital shares sold	6,934,524	—	—	—	2,037,530
Receivable for swap contracts	—	9,444	34,061	85,728	1,728,697
Dividends receivable	9,262	514	20,771	3,983	140,228
Interest receivable	—	1	—	253	—
Total assets	40,459,582	1,867,082	54,444,949	13,899,918	241,295,811
LIABILITIES:
Unrealized depreciation on swap contracts	170,521	—	—	—	3,551,507
Payable for capital shares redeemed	—	—	2,366,188	399,581	—
Payable for swap contracts	945,197	8,529	849,633	44,987	4,407,188
Payable for collateral	—	—	977,585	—	—
Payable to adviser	13,484	813	32,641	6,404	170,466
Interest payable	73	—	5,461	—	245
Total liabilities	1,129,275	9,342	4,231,508	450,972	8,129,406
NET ASSETS	$39,330,307	$1,857,740	$50,213,441	$13,448,946	$233,166,405
Net Assets Consists of:
Paid-in capital	$41,288,447	$1,378,087	$38,502,523	$10,181,137	$152,614,724
Total distributable earnings/(accumulated losses)	(1,958,140)	479,653	11,710,918	3,267,809	80,551,681
Total net assets	$39,330,307	$1,857,740	$50,213,441	$13,448,946	$233,166,405
Net assets	$39,330,307	$1,857,740	$50,213,441	$13,448,946	$233,166,405
Shares issued and outstanding(a)	2,440,000	80,000	4,655,000	505,000	11,445,000
Net asset value per share	$16.12	$23.22	$10.79	$26.63	$20.37
Cost:
Investments, at cost	$3,591,380	$370,709	$6,242,918	$1,620,616	$28,102,913

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

43

Themes ETF Trust
Statements of Assets and Liabilities
October 31, 2025(Continued)

Leverage Shares 2X Long XYZ Daily ETF
ASSETS:
Investments, at value	$880,829
Segregated cash for swap contracts	2,651,121
Unrealized appreciation on swap contracts	541,199
Receivable for swap contracts	45,638
Dividends receivable	2,761
Total assets	4,121,548
LIABILITIES:
Payable for capital shares redeemed	339,337
Payable for swap contracts	46,778
Payable to adviser	2,296
Interest payable	17
Total liabilities	388,428
NET ASSETS	$3,733,120
Net Assets Consists of:
Paid-in capital	$2,975,475
Total distributable earnings	757,645
Total net assets	$3,733,120
Net assets	$3,733,120
Shares issued and outstanding(a)	165,000
Net asset value per share	$22.63
Cost:
Investments, at cost	$880,829

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

44

Themes ETF Trust
Statements of Operations
For the Period Ended October 31, 2025

	Leverage Shares 2X Capped Accelerated COIN Monthly ETF(a)	Leverage Shares 2X Capped Accelerated MSTR Monthly ETF(a)	Leverage Shares 2X Capped Accelerated NVDA Monthly ETF(a)	Leverage Shares 2X Capped Accelerated PLTR Monthly ETF(a)	Leverage Shares 2X Capped Accelerated TSLA Monthly ETF(a)
INVESTMENT INCOME:
Dividend income	$28	$33	$34	$44	$24
Interest income	6,244	5,703	10,519	7,358	9,957
Total investment income	6,272	5,736	10,553	7,402	9,981
EXPENSES:
Investment advisory fee	1,212	1,022	1,962	1,368	1,911
Broker interest expense	11	20	17	40	6
Other expenses and fees	26	25	29	53	52
Total expenses	1,249	1,067	2,008	1,461	1,969
NET INVESTMENT INCOME	5,023	4,669	8,545	5,941	8,012
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(46,337)	(257,189)	153,543	239,497	536,530
Written option contracts expired or closed	160,088	56,208	50,130	(59,681)	(312,156)
Net realized gain (loss)	113,751	(200,981)	203,673	179,816	224,374
Net change in unrealized appreciation (depreciation) on:
Investments	136	106	128	80	255
Written option contracts	(125)	(98)	(362)	(251)	(139)
Net change in unrealized appreciation (depreciation)	11	8	(234)	(171)	116
Net realized and unrealized gain (loss)	113,762	(200,973)	203,439	179,645	224,490
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$118,785	$(196,304)	$211,984	$185,586	$232,502

(a)	Inception date of the Fund was August 12, 2025.
The accompanying notes are an integral part of these financial statements.

45

Themes ETF Trust
Statements of Operations
For the Period Ended October 31, 2025(Continued)

	Leverage Shares 2X Long AAL Daily ETF(a)	Leverage Shares 2X Long ADBE Daily ETF(b)	Leverage Shares 2X Long AMD Daily ETF(c)	Leverage Shares 2X Long ARM Daily ETF(d)	Leverage Shares 2X Long ASML Daily ETF(d)
INVESTMENT INCOME:
Dividend income	$1,161	$20,962	$35,018	$30,745	$38,383
Total investment income	1,161	20,962	35,018	30,745	38,383
EXPENSES:
Investment advisory fee	1,935	35,018	44,312	49,443	63,993
Broker interest expense	34	532	433	975	1,197
Total expenses	1,969	35,550	44,745	50,418	65,190
NET INVESTMENT LOSS	(808)	(14,588)	(9,727)	(19,673)	(26,807)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	—	(1,908,354)	—	623,410
Swap contracts	48,259	(2,224,910)	12,623,908	532,655	8,311,834
Net realized gain (loss)	48,259	(2,224,910)	10,715,554	532,655	8,935,244
Net change in unrealized appreciation (depreciation) on:
Swap contracts	189,360	(208,745)	5,816,767	1,801,851	2,433,497
Net change in unrealized appreciation (depreciation)	189,360	(208,745)	5,816,767	1,801,851	2,433,497
Net realized and unrealized gain (loss)	237,619	(2,433,655)	16,532,321	2,334,506	11,368,741
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$236,811	$(2,448,243)	$16,522,594	$2,314,833	$11,341,934

(a)	Inception date of the Fund was July 10, 2025.
(b)	Inception date of the Fund was March 20, 2025.
(c)	Inception date of the Fund was January 23, 2025.
(d)	Inception date of the Fund was January 13, 2025.
The accompanying notes are an integral part of these financial statements.

46

Themes ETF Trust
Statements of Operations
For the Period Ended October 31, 2025(Continued)

	Leverage Shares 2X Long AVGO Daily ETF(a)	Leverage Shares 2X Long BA Daily ETF(b)	Leverage Shares 2X Long BBAI Daily ETF(c)	Leverage Shares 2X Long BLSH Daily ETF(d)	Leverage Shares 2X Long BMNR Daily ETF(d)
INVESTMENT INCOME:
Dividend income	$12,081	$2,937	$5,824	$38	$23
Total investment income	12,081	2,937	5,824	38	23
EXPENSES:
Investment advisory fee	19,444	3,353	19,714	30	30
Broker interest expense	125	—	409	—	—
Total expenses	19,569	3,353	20,123	30	30
NET INVESTMENT INCOME/(LOSS)	(7,488)	(416)	(14,299)	8	(7)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Swap contracts	861,500	(230,096)	1,035,421	(835)	(89,196)
Net realized gain (loss)	861,500	(230,096)	1,035,421	(835)	(89,196)
Net change in unrealized appreciation (depreciation) on:
Swap contracts	3,441,329	(293,238)	1,118,992	(52,412)	26,950
Net change in unrealized appreciation (depreciation)	3,441,329	(293,238)	1,118,992	(52,412)	26,950
Net realized and unrealized gain (loss)	4,302,829	(523,334)	2,154,413	(53,247)	(62,246)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,295,341	$(523,750)	$2,140,114	$(53,239)	$(62,253)

(a)	Inception date of the Fund was May 15, 2025.
(b)	Inception date of the Fund was June 12, 2025.
(c)	Inception date of the Fund was August 20, 2025.
(d)	Inception date of the Fund was October 24, 2025.
The accompanying notes are an integral part of these financial statements.

47

Themes ETF Trust
Statements of Operations
For the Period Ended October 31, 2025(Continued)

	Leverage Shares 2X Long BULL Daily ETF(a)	Leverage Shares 2X Long COIN Daily ETF(b)	Leverage Shares 2X Long COST Daily ETF(c)	Leverage Shares 2X Long CRCL Daily ETF(a)	Leverage Shares 2X Long CRM Daily ETF(d)
INVESTMENT INCOME:
Dividend income	$4,919	$9,982	$4,197	$14,594	$24,362
Total investment income	4,919	9,982	4,197	14,594	24,362
EXPENSES:
Investment advisory fee	9,269	19,167	5,257	53,015	33,995
Broker interest expense	1,390	463	1	1,186	664
Total expenses	10,659	19,630	5,258	54,201	34,659
NET INVESTMENT LOSS	(5,740)	(9,648)	(1,061)	(39,607)	(10,297)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Swap contracts	(5,140,562)	(711,169)	(215,872)	(12,948,084)	(1,727,536)
Net realized gain (loss)	(5,140,562)	(711,169)	(215,872)	(12,948,084)	(1,727,536)
Net change in unrealized appreciation (depreciation) on:
Swap contracts	(553,386)	1,285,402	(95,171)	(1,493,390)	3,350,419
Net change in unrealized appreciation (depreciation)	(553,386)	1,285,402	(95,171)	(1,493,390)	3,350,419
Net realized and unrealized gain (loss)	(5,693,948)	574,233	(311,043)	(14,441,474)	1,622,883
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,699,688)	$564,585	$(312,104)	$(14,481,081)	$1,612,586

(a)	Inception date of the Fund was August 8, 2025.
(b)	Inception date of the Fund was March 13, 2025.
(c)	Inception date of the Fund was September 17, 2025.
(d)	Inception date of the Fund was April 3, 2025.
The accompanying notes are an integral part of these financial statements.

48

Themes ETF Trust
Statements of Operations
For the Period Ended October 31, 2025(Continued)

	Leverage Shares 2X Long CRWV Daily ETF(a)	Leverage Shares 2X Long FIG Daily ETF(b)	Leverage Shares 2X Long FUTU Daily ETF(b)	Leverage Shares 2X Long GLXY Daily ETF(c)	Leverage Shares 2X Long HOOD Daily ETF(d)
INVESTMENT INCOME:
Dividend income	$23,325	$180	$—	$745	$117,627
Total investment income	23,325	180	—	745	117,627
EXPENSES:
Investment advisory fee	74,699	921	313	3,008	177,921
Broker interest expense	1,390	—	—	—	17,799
Total expenses	76,089	921	313	3,008	195,720
NET INVESTMENT LOSS	(52,764)	(741)	(313)	(2,263)	(78,093)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	—	—	—	(12,191,425)
Swap contracts	6,621,224	(1,201,147)	(9,692)	(410,987)	39,783,895
Net realized gain (loss)	6,621,224	(1,201,147)	(9,692)	(410,987)	27,592,470
Net change in unrealized appreciation (depreciation) on:
Swap contracts	12,850,306	14,655	490,921	130,889	22,312,706
Net change in unrealized appreciation (depreciation)	12,850,306	14,655	490,921	130,889	22,312,706
Net realized and unrealized gain (loss)	19,471,530	(1,186,492)	481,229	(280,098)	49,905,176
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,418,766	$(1,187,233)	$480,916	$(282,361)	$49,827,083

(a)	Inception date of the Fund was August 8, 2025.
(b)	Inception date of the Fund was October 13, 2025.
(c)	Inception date of the Fund was August 20, 2025.
(d)	Inception date of the Fund was March 20, 2025.
The accompanying notes are an integral part of these financial statements.

49

Themes ETF Trust
Statements of Operations
For the Period Ended October 31, 2025(Continued)

	Leverage Shares 2X Long MP Daily ETF(a)	Leverage Shares 2X Long NBIS Daily ETF(a)	Leverage Shares 2X Long NVDA Daily ETF(b)	Leverage Shares 2X Long PANW Daily ETF(c)	Leverage Shares 2X Long PLTR Daily ETF(d)
INVESTMENT INCOME:
Dividend income	$20	$21	$46,917	$6,853	$28,058
Interest income	—	—	105	230	—
Total investment income	20	21	47,022	7,083	28,058
EXPENSES:
Investment advisory fee	27	41	81,422	11,664	44,922
Broker interest expense	—	—	—	—	497
Total expenses	27	41	81,422	11,664	45,419
NET INVESTMENT LOSS	(7)	(20)	(34,400)	(4,581)	(17,361)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Swap contracts	(3,645)	(1,071)	10,012,415	1,539,788	5,065,676
Net realized gain (loss)	(3,645)	(1,071)	10,012,415	1,539,788	5,065,676
Net change in unrealized appreciation (depreciation) on:
Swap contracts	(89,882)	161,887	3,971,588	794,045	7,750,676
Net change in unrealized appreciation (depreciation)	(89,882)	161,887	3,971,588	794,045	7,750,676
Net realized and unrealized gain (loss)	(93,527)	160,816	13,984,003	2,333,833	12,816,352
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(93,534)	$160,796	$13,949,603	$2,329,252	$12,798,991

(a)	Inception date of the Fund was October 24, 2025.
(b)	Inception date of the Fund was December 12, 2024.
(c)	Inception date of the Fund was March 20, 2025.
(d)	Inception date of the Fund was April 24, 2025.
The accompanying notes are an integral part of these financial statements.

50

Themes ETF Trust
Statements of Operations
For the Period Ended October 31, 2025(Continued)

	Leverage Shares 2X Long PYPL Daily ETF(a)	Leverage Shares 2X Long RTX Daily ETF(b)	Leverage Shares 2X Long TSLA Daily ETF(c)	Leverage Shares 2X Long TSM Daily ETF(d)	Leverage Shares 2X Long UNH Daily ETF(e)
INVESTMENT INCOME:
Dividend income	$16,636	$1,846	$114,906	$11,467	$353,739
Interest income	—	8	—	253	1,343
Total investment income	16,636	1,854	114,906	11,720	355,082
EXPENSES:
Investment advisory fee	24,185	2,927	158,852	19,172	414,093
Broker interest expense	143	—	5,363	—	—
Total expenses	24,328	2,927	164,215	19,172	414,093
NET INVESTMENT LOSS	(7,692)	(1,073)	(49,309)	(7,452)	(59,011)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	—	(4,349,277)	—	—
Swap contracts	(2,213,430)	87,805	4,327,939	1,558,063	43,714,214
Net realized gain (loss)	(2,213,430)	87,805	(21,338)	1,558,063	43,714,214
Net change in unrealized appreciation (depreciation) on:
Swap contracts	262,982	392,921	13,271,506	1,877,269	42,207,952
Net change in unrealized appreciation (depreciation)	262,982	392,921	13,271,506	1,877,269	42,207,952
Net realized and unrealized gain (loss)	(1,950,448)	480,726	13,250,168	3,435,332	85,922,166
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,958,140)	$479,653	$13,200,859	$3,427,880	$85,863,155

(a)	Inception date of the Fund was April 3, 2025.
(b)	Inception date of the Fund was June 5, 2025.
(c)	Inception date of the Fund was December 12, 2024.
(d)	Inception date of the Fund was January 13, 2025.
(e)	Inception date of the Fund was July 21, 2025.
The accompanying notes are an integral part of these financial statements.

51

Themes ETF Trust
Statements of Operations
For the Period Ended October 31, 2025(Continued)

Leverage Shares 2X Long XYZ Daily ETF(a)
INVESTMENT INCOME:
Dividend income	$9,401
Total investment income	9,401
EXPENSES:
Investment advisory fee	8,619
Broker interest expense	35
Total expenses	8,654
NET INVESTMENT INCOME	747
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Swap contracts	433,449
Net realized gain (loss)	433,449
Net change in unrealized appreciation (depreciation) on:
Swap contracts	541,199
Net change in unrealized appreciation (depreciation)	541,199
Net realized and unrealized gain (loss)	974,648
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$975,395

(a)	Inception date of the Fund was April 3, 2025.
The accompanying notes are an integral part of these financial statements.

52

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Leverage Shares 2X Capped Accelerated COIN Monthly ETF	Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	Leverage Shares 2X Capped Accelerated PLTR Monthly ETF
	Period Ended October 31, 2025(a)	Period Ended October 31, 2025(a)	Period Ended October 31, 2025(a)	Period Ended October 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$5,023	$4,669	$8,545	$5,941
Net realized gain (loss)	113,751	(200,981)	203,673	179,816
Net change in unrealized appreciation (depreciation)	11	8	(234)	(171)
Net increase (decrease) in net assets resulting from operations	118,785	(196,304)	211,984	185,586
CAPITAL TRANSACTIONS:
Shares sold	783,984	750,666	1,375,183	903,823
ETF transaction fees	155	128	570	326
Net increase (decrease) in net assets resulting from capital transactions	784,139	750,794	1,375,753	904,149
Net increase (decrease) in net assets	902,924	554,490	1,587,737	1,089,735
NET ASSETS:
Beginning of period	—	—	—	—
End of period	$902,924	$554,490	$1,587,737	$1,089,735
SHARES TRANSACTIONS:
Shares sold	40,000	40,000	70,000	50,000
Total increase (decrease) in shares outstanding	40,000	40,000	70,000	50,000

(a)	Inception date of the Fund was August 12, 2025.
The accompanying notes are an integral part of these financial statements.

53

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	Leverage Shares 2X Long AAL Daily ETF	Leverage Shares 2X Long ADBE Daily ETF	Leverage Shares 2X Long AMD Daily ETF
	Period Ended October 31, 2025(a)	Period Ended October 31, 2025(b)	Period Ended October 31, 2025(c)	Period Ended October 31, 2025(d)
OPERATIONS:
Net investment income (loss)	$8,012	$(808)	$(14,588)	$(9,727)
Net realized gain (loss)	224,374	48,259	(2,224,910)	10,715,554
Net change in unrealized appreciation (depreciation)	116	189,360	(208,745)	5,816,767
Net increase (decrease) in net assets resulting from operations	232,502	236,811	(2,448,243)	16,522,594
CAPITAL TRANSACTIONS:
Shares sold	1,162,853	1,886,200	50,770,629	71,824,900
Shares redeemed	—	(1,225,422)	(16,419,448)	(60,877,205)
ETF transaction fees	289	—	—	—
Net increase (decrease) in net assets resulting from capital transactions	1,163,142	660,778	34,351,181	10,947,695
Net increase (decrease) in net assets	1,395,644	897,589	31,902,938	27,470,289
NET ASSETS:
Beginning of period	—	—	—	—
End of period	$1,395,644	$897,589	$31,902,938	$27,470,289
SHARES TRANSACTIONS:
Shares sold	60,000	160,000	4,645,000	2,470,000
Shares redeemed	—	(95,000)	(1,440,000)	(1,860,000)
Total increase (decrease) in shares outstanding	60,000	65,000	3,205,000	610,000

(a)	Inception date of the Fund was August 12, 2025.
(b)	Inception date of the Fund was July 10, 2025.
(c)	Inception date of the Fund was March 20, 2025.
(d)	Inception date of the Fund was January 23, 2025.
The accompanying notes are an integral part of these financial statements.

54

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long ARM Daily ETF	Leverage Shares 2X Long ASML Daily ETF	Leverage Shares 2X Long AVGO Daily ETF	Leverage Shares 2X Long BA Daily ETF
	Period Ended October 31, 2025(a)	Period Ended October 31, 2025(a)	Period Ended October 31, 2025(b)	Period Ended October 31, 2025(c)
OPERATIONS:
Net investment income (loss)	$(19,673)	$(26,807)	$(7,488)	$(416)
Net realized gain (loss)	532,655	8,935,244	861,500	(230,096)
Net change in unrealized appreciation (depreciation)	1,801,851	2,433,497	3,441,329	(293,238)
Net increase (decrease) in net assets resulting from operations	2,314,833	11,341,934	4,295,341	(523,750)
CAPITAL TRANSACTIONS:
Shares sold	32,368,476	73,091,834	15,758,256	3,275,904
Shares redeemed	(15,176,112)	(70,879,592)	(5,091,433)	(397,315)
Net increase (decrease) in net assets resulting from capital transactions	17,192,364	2,212,242	10,666,823	2,878,589
Net increase (decrease) in net assets	19,507,197	13,554,176	14,962,164	2,354,839
NET ASSETS:
Beginning of period	—	—	—	—
End of period	$19,507,197	$13,554,176	$14,962,164	$2,354,839
SHARES TRANSACTIONS:
Shares sold	2,500,000	4,650,000	650,000	200,000
Shares redeemed	(1,205,000)	(4,120,000)	(205,000)	(25,000)
Total increase (decrease) in shares outstanding	1,295,000	530,000	445,000	175,000

(a)	Inception date of the Fund was January 13, 2025.
(b)	Inception date of the Fund was May 15, 2025.
(c)	Inception date of the Fund was June 12, 2025.
The accompanying notes are an integral part of these financial statements.

55

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long BBAI Daily ETF	Leverage Shares 2X Long BLSH Daily ETF	Leverage Shares 2X Long BMNR Daily ETF	Leverage Shares 2X Long BULL Daily ETF
	Period Ended October 31, 2025(a)	Period Ended October 31, 2025(b)	Period Ended October 31, 2025(b)	Period Ended October 31, 2025(c)
OPERATIONS:
Net investment income (loss)	$(14,299)	$8	$(7)	$(5,740)
Net realized gain (loss)	1,035,421	(835)	(89,196)	(5,140,562)
Net change in unrealized appreciation (depreciation)	1,118,992	(52,412)	26,950	(553,386)
Net increase (decrease) in net assets resulting from operations	2,140,114	(53,239)	(62,253)	(5,699,688)
CAPITAL TRANSACTIONS:
Shares sold	31,294,818	578,327	750,564	25,397,276
Shares redeemed	(10,250,902)	(266,433)	(312,970)	(2,357,854)
Net increase (decrease) in net assets resulting from capital transactions	21,043,916	311,894	437,594	23,039,422
Net increase (decrease) in net assets	23,184,030	258,655	375,341	17,339,734
NET ASSETS:
Beginning of period	—	—	—	—
End of period	$23,184,030	$258,655	$375,341	$17,339,734
SHARES TRANSACTIONS:
Shares sold	1,655,000	40,000	55,000	2,790,000
Shares redeemed	(425,000)	(20,000)	(25,000)	(265,000)
Total increase (decrease) in shares outstanding	1,230,000	20,000	30,000	2,525,000

(a)	Inception date of the Fund was August 20, 2025.
(b)	Inception date of the Fund was October 24, 2025.
(c)	Inception date of the Fund was August 8, 2025.
The accompanying notes are an integral part of these financial statements.

56

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long COIN Daily ETF	Leverage Shares 2X Long COST Daily ETF	Leverage Shares 2X Long CRCL Daily ETF	Leverage Shares 2X Long CRM Daily ETF
	Period Ended October 31, 2025(a)	Period Ended October 31, 2025(b)	Period Ended October 31, 2025(c)	Period Ended October 31, 2025(d)
OPERATIONS:
Net investment income (loss)	$(9,648)	$(1,061)	$(39,607)	$(10,297)
Net realized gain (loss)	(711,169)	(215,872)	(12,948,084)	(1,727,536)
Net change in unrealized appreciation (depreciation)	1,285,402	(95,171)	(1,493,390)	3,350,419
Net increase (decrease) in net assets resulting from operations	564,585	(312,104)	(14,481,081)	1,612,586
CAPITAL TRANSACTIONS:
Shares sold	16,294,725	9,475,294	87,488,509	35,220,970
Shares redeemed	(8,793,634)	(3,288,992)	(6,763,499)	(11,290,906)
Net increase (decrease) in net assets resulting from capital transactions	7,501,091	6,186,302	80,725,010	23,930,064
Net increase (decrease) in net assets	8,065,676	5,874,198	66,243,929	25,542,650
NET ASSETS:
Beginning of period	—	—	—	—
End of period	$8,065,676	$5,874,198	$66,243,929	$25,542,650
SHARES TRANSACTIONS:
Shares sold	510,000	685,000	9,080,000	2,710,000
Shares redeemed	(290,000)	(240,000)	(640,000)	(845,000)
Total increase (decrease) in shares outstanding	220,000	445,000	8,440,000	1,865,000

(a)	Inception date of the Fund was March 13, 2025.
(b)	Inception date of the Fund was September 17, 2025.
(c)	Inception date of the Fund was August 8, 2025.
(d)	Inception date of the Fund was April 3, 2025.
The accompanying notes are an integral part of these financial statements.

57

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long CRWV Daily ETF	Leverage Shares 2X Long FIG Daily ETF	Leverage Shares 2X Long FUTU Daily ETF	Leverage Shares 2X Long GLXY Daily ETF
	Period Ended October 31, 2025(a)	Period Ended October 31, 2025(b)	Period Ended October 31, 2025(b)	Period Ended October 31, 2025(c)
OPERATIONS:
Net investment income (loss)	$(52,764)	$(741)	$(313)	$(2,263)
Net realized gain (loss)	6,621,224	(1,201,147)	(9,692)	(410,987)
Net change in unrealized appreciation (depreciation)	12,850,306	14,655	490,921	130,889
Net increase (decrease) in net assets resulting from operations	19,418,766	(1,187,233)	480,916	(282,361)
CAPITAL TRANSACTIONS:
Shares sold	104,458,712	7,505,094	2,929,447	5,746,050
Shares redeemed	(35,552,360)	(297,630)	(846,936)	(915,409)
Net increase (decrease) in net assets resulting from capital transactions	68,906,352	7,207,464	2,082,511	4,830,641
Net increase (decrease) in net assets	88,325,118	6,020,231	2,563,427	4,548,280
NET ASSETS:
Beginning of period	—	—	—	—
End of period	$88,325,118	$6,020,231	$2,563,427	$4,548,280
SHARES TRANSACTIONS:
Shares sold	10,400,000	715,000	170,000	215,000
Shares redeemed	(3,205,000)	(25,000)	(55,000)	(40,000)
Total increase (decrease) in shares outstanding	7,195,000	690,000	115,000	175,000

(a)	Inception date of the Fund was August 8, 2025.
(b)	Inception date of the Fund was October 13, 2025.
(c)	Inception date of the Fund was August 20, 2025.
The accompanying notes are an integral part of these financial statements.

58

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long HOOD Daily ETF	Leverage Shares 2X Long MP Daily ETF	Leverage Shares 2X Long NBIS Daily ETF	Leverage Shares 2X Long NVDA Daily ETF
	Period Ended October 31, 2025(a)	Period Ended October 31, 2025(b)	Period Ended October 31, 2025(b)	Period Ended October 31, 2025(c)
OPERATIONS:
Net investment income (loss)	$(78,093)	$(7)	$(20)	$(34,400)
Net realized gain (loss)	27,592,470	(3,645)	(1,071)	10,012,415
Net change in unrealized appreciation (depreciation)	22,312,706	(89,882)	161,887	3,971,588
Net increase (decrease) in net assets resulting from operations	49,827,083	(93,534)	160,796	13,949,603
CAPITAL TRANSACTIONS:
Shares sold	239,486,691	930,174	1,554,587	29,128,446
Shares redeemed	(187,630,470)	(306,485)	(423,615)	(20,207,157)
Net increase (decrease) in net assets resulting from capital transactions	51,856,221	623,689	1,130,972	8,921,289
Net increase (decrease) in net assets	101,683,304	530,155	1,291,768	22,870,892
NET ASSETS:
Beginning of period	—	—	—	—
End of period	$101,683,304	$530,155	$1,291,768	$22,870,892
SHARES TRANSACTIONS:
Shares sold	3,070,000	70,000	95,000	2,580,000
Shares redeemed	(2,190,000)	(25,000)	(25,000)	(1,590,000)
Total increase (decrease) in shares outstanding	880,000	45,000	70,000	990,000

(a)	Inception date of the Fund was March 20, 2025.
(b)	Inception date of the Fund was October 24, 2025.
(c)	Inception date of the Fund was December 12, 2024.
The accompanying notes are an integral part of these financial statements.

59

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long PANW Daily ETF	Leverage Shares 2X Long PLTR Daily ETF	Leverage Shares 2X Long PYPL Daily ETF	Leverage Shares 2X Long RTX Daily ETF
	Period Ended October 31, 2025(a)	Period Ended October 31, 2025(b)	Period Ended October 31, 2025(c)	Period Ended October 31, 2025(d)
OPERATIONS:
Net investment income (loss)	$(4,581)	$(17,361)	$(7,692)	$(1,073)
Net realized gain (loss)	1,539,788	5,065,676	(2,213,430)	87,805
Net change in unrealized appreciation (depreciation)	794,045	7,750,676	262,982	392,921
Net increase (decrease) in net assets resulting from operations	2,329,252	12,798,991	(1,958,140)	479,653
CAPITAL TRANSACTIONS:
Shares sold	8,300,854	35,898,256	57,853,438	2,040,438
Shares redeemed	(6,341,375)	(17,801,552)	(16,564,991)	(662,351)
Net increase (decrease) in net assets resulting from capital transactions	1,959,479	18,096,704	41,288,447	1,378,087
Net increase (decrease) in net assets	4,288,731	30,895,695	39,330,307	1,857,740
NET ASSETS:
Beginning of period	—	—	—	—
End of period	$4,288,731	$30,895,695	$39,330,307	$1,857,740
SHARES TRANSACTIONS:
Shares sold	670,000	1,350,000	3,475,000	120,000
Shares redeemed	(435,000)	(615,000)	(1,035,000)	(40,000)
Total increase (decrease) in shares outstanding	235,000	735,000	2,440,000	80,000

(a)	Inception date of the Fund was March 20, 2025.
(b)	Inception date of the Fund was April 24, 2025.
(c)	Inception date of the Fund was April 3, 2025.
(d)	Inception date of the Fund was June 5, 2025.
The accompanying notes are an integral part of these financial statements.

60

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Leverage Shares 2X Long TSLA Daily ETF	Leverage Shares 2X Long TSM Daily ETF	Leverage Shares 2X Long UNH Daily ETF	Leverage Shares 2X Long XYZ Daily ETF
	Period Ended October 31, 2025(a)	Period Ended October 31, 2025(b)	Period Ended October 31, 2025(c)	Period Ended October 31, 2025(d)
OPERATIONS:
Net investment income (loss)	$(49,309)	$(7,452)	$(59,011)	$747
Net realized gain (loss)	(21,338)	1,558,063	43,714,214	433,449
Net change in unrealized appreciation (depreciation)	13,271,506	1,877,269	42,207,952	541,199
Net increase (decrease) in net assets resulting from operations	13,200,859	3,427,880	85,863,155	975,395
CAPITAL TRANSACTIONS:
Shares sold	222,625,167	14,331,016	218,594,072	6,548,287
Shares redeemed	(185,612,585)	(4,309,950)	(71,290,822)	(3,790,562)
Net increase (decrease) in net assets resulting from capital transactions	37,012,582	10,021,066	147,303,250	2,757,725
Net increase (decrease) in net assets	50,213,441	13,448,946	233,166,405	3,733,120
NET ASSETS:
Beginning of period	—	—	—	—
End of period	$50,213,441	$13,448,946	$233,166,405	$3,733,120
SHARES TRANSACTIONS:
Shares sold	27,425,000	715,000	15,135,000	415,000
Shares redeemed	(22,770,000)	(210,000)	(3,690,000)	(250,000)
Total increase (decrease) in shares outstanding	4,655,000	505,000	11,445,000	165,000

(a)	Inception date of the Fund was December 12, 2024.
(b)	Inception date of the Fund was January 13, 2025.
(c)	Inception date of the Fund was July 21, 2025.
(d)	Inception date of the Fund was April 3, 2025.
The accompanying notes are an integral part of these financial statements.

61

LEVERAGE SHARES 2X CAPPED ACCELERATED COIN MONTHLY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.14
Net realized and unrealized gain (loss) on investments(c)	2.43
Total from investment operations	2.57
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$22.57
Total return(e)	12.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$903
Ratio of expenses to average net assets(f)	0.77%
Ratio of interest expense to average net assets(f)	0.02%
Ratio of expenses to average net assets excluding interest expense(f)	0.75%
Ratio of net investment income (loss) to average net assets(f)	3.11%
Portfolio turnover rate(e)(g)	—%

(a)	Inception date of the Fund was August 12, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

62

LEVERAGE SHARES 2X CAPPED ACCELERATED MSTR MONTHLY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.12
Net realized and unrealized gain (loss) on investments(c)	(6.26)
Total from investment operations	(6.14)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$13.86
Total return(e)	−30.69%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$554
Ratio of expenses to average net assets(f)	0.78%
Ratio of interest expense to average net assets(f)	0.03%
Ratio of expenses to average net assets excluding interest expense(f)	0.75%
Ratio of net investment income (loss) to average net assets(f)	3.43%
Portfolio turnover rate(e)(g)	—%

(a)	Inception date of the Fund was August 12, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

63

Leverage Shares 2X Capped Accelerated NVDA Monthly ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.14
Net realized and unrealized gain (loss) on investments(c)	2.53
Total from investment operations	2.67
ETF transaction fees per share	0.01
Net asset value, end of period	$22.68
Total return(d)	13.41%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,588
Ratio of expenses to average net assets(e)	0.77%
Ratio of interest expense to average net assets(e)	0.02%
Ratio of expenses to average net assets excluding interest expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	3.27%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was August 12, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

64

LEVERAGE SHARES 2X CAPPED ACCELERATED PLTR MONTHLY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.13
Net realized and unrealized gain (loss) on investments(c)	1.65
Total from investment operations	1.78
ETF transaction fees per share	0.01
Net asset value, end of period	$21.79
Total return(d)	8.97%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,090
Ratio of expenses to average net assets(e)	0.80%
Ratio of interest expense to average net assets(e)	0.05%
Ratio of expenses to average net assets excluding interest expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	3.26%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was August 12, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

65

LEVERAGE SHARES 2X CAPPED ACCELERATED TSLA MONTHLY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.15
Net realized and unrealized gain (loss) on investments(c)	3.10
Total from investment operations	3.25
ETF transaction fees per share	0.01
Net asset value, end of period	$23.26
Total return(d)	16.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,396
Ratio of expenses to average net assets(e)	0.77%
Ratio of interest expense to average net assets(e)	0.02%
Ratio of expenses to average net assets excluding interest expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	3.14%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was August 12, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

66

LEVERAGE SHARES 2X LONG AAL DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(1.18)
Total from investment operations	(1.19)
Net asset value, end of period	$13.81
Total return(d)	−7.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$898
Ratio of expenses to average net assets(e)	0.76%
Ratio of interest expense to average net assets(e)	0.01%
Ratio of expenses to average net assets excluding interest expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.31)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was July 10, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

67

LEVERAGE SHARES 2X LONG ADBE DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	(5.03)
Total from investment operations	(5.05)
Net asset value, end of period	$9.95
Total return(d)	−33.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$31,903
Ratio of expenses to average net assets(e)	0.76%
Ratio of interest expense to average net assets(e)	0.01%
Ratio of expenses to average net assets excluding interest expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.31)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was March 20, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

68

LEVERAGE SHARES 2X LONG AMD DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	30.06
Total from investment operations	30.03
Net asset value, end of period	$45.03
Total return(d)	200.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$27,470
Ratio of expenses to average net assets(e)	0.76%
Ratio of interest expense to average net assets(e)	0.01%
Ratio of expenses to average net assets excluding interest expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.16)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was January 23, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

69

LEVERAGE SHARES 2X LONG ARM DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	0.09
Total from investment operations	0.06
Net asset value, end of period	$15.06
Total return(d)	0.42%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,507
Ratio of expenses to average net assets(e)	0.76%
Ratio of interest expense to average net assets(e)	0.01%
Ratio of expenses to average net assets excluding interest expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.30)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was January 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

70

LEVERAGE SHARES 2X LONG ASML DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.04)
Net realized and unrealized gain (loss) on investments(c)	10.61
Total from investment operations	10.57
Net asset value, end of period	$25.57
Total return(d)	70.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,554
Ratio of expenses to average net assets(e)	0.76%
Ratio of interest expense to average net assets(e)	0.01%
Ratio of expenses to average net assets excluding interest expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.31)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was January 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

71

LEVERAGE SHARES 2X LONG AVGO DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.04)
Net realized and unrealized gain (loss) on investments(c)	18.66
Total from investment operations	18.62
Net asset value, end of period	$33.62
Total return(d)	124.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$14,962
Ratio of expenses to average net assets(e)	0.75%
Ratio of interest expense to average net assets(e)	0.00%(f)
Ratio of expenses to average net assets excluding interest expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.29)%
Portfolio turnover rate(d)(g)	—%

(a)	Inception date of the Fund was May 15, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

72

LEVERAGE SHARES 2X LONG BA DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(1.53)
Total from investment operations	(1.54)
Net asset value, end of period	$13.46
Total return(d)	−10.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,355
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.09)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was June 12, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

73

LEVERAGE SHARES 2X LONG BBAI DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	3.87
Total from investment operations	3.85
Net asset value, end of period	$18.85
Total return(d)	25.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$23,184
Ratio of expenses to average net assets(e)	0.77%
Ratio of interest expense to average net assets(e)	0.02%
Ratio of expenses to average net assets excluding interest expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.54)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was August 20, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

74

LEVERAGE SHARES 2X LONG BLSH DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	(2.07)
Total from investment operations	(2.07)
Net asset value, end of period	$12.93
Total return(e)	−13.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$259
Ratio of expenses to average net assets(f)	0.75%
Ratio of net investment income (loss) to average net assets(f)	0.20%
Portfolio turnover rate(e)(g)	—%

(a)	Inception date of the Fund was October 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

75

LEVERAGE SHARES 2X LONG BMNR DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment income(b)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	(2.49)
Total from investment operations	(2.49)
Net asset value, end of period	$12.51
Total return(e)	−16.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$375
Ratio of expenses to average net assets(f)	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.17)%
Portfolio turnover rate(e)(g)	—%

(a)	Inception date of the Fund was October 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

76

LEVERAGE SHARES 2X LONG BULL DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(8.12)
Total from investment operations	(8.13)
Net asset value, end of period	$6.87
Total return(d)	−54.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$17,340
Ratio of expenses to average net assets(e)	0.86%
Ratio of interest expense to average net assets(e)	0.11%
Ratio of expenses to average net assets excluding interest expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.46)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was August 8, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

77

LEVERAGE SHARES 2X LONG COIN DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.09)
Net realized and unrealized gain (loss) on investments(c)	21.75
Total from investment operations	21.66
Net asset value, end of period	$36.66
Total return(d)	144.41%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$8,066
Ratio of expenses to average net assets(e)	0.77%
Ratio of interest expense to average net assets(e)	0.02%
Ratio of expenses to average net assets excluding interest expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.38)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was March 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

78

LEVERAGE SHARES 2X LONG COST DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment income(b)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	(1.80)
Total from investment operations	(1.80)
Net asset value, end of period	$13.20
Total return(e)	−12.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,874
Ratio of expenses to average net assets(f)	0.75%
Ratio of interest expense to average net assets(f)	0.00%(g)
Ratio of expenses to average net assets excluding interest expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.15)%
Portfolio turnover rate(e)(h)	—%

(a)	Inception date of the Fund was September 17, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

79

LEVERAGE SHARES 2X LONG CRCL DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(7.14)
Total from investment operations	(7.15)
Net asset value, end of period	$7.85
Total return(d)	−47.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$66,244
Ratio of expenses to average net assets(e)	0.77%
Ratio of interest expense to average net assets(e)	0.02%
Ratio of expenses to average net assets excluding interest expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.56)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was August 8, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

80

LEVERAGE SHARES 2X LONG CRM DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	(1.28)
Total from investment operations	(1.30)
Net asset value, end of period	$13.70
Total return(d)	−8.69%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$25,543
Ratio of expenses to average net assets(e)	0.76%
Ratio of interest expense to average net assets(e)	0.01%
Ratio of expenses to average net assets excluding interest expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.23)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was April 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

81

LEVERAGE SHARES 2X LONG CRWV DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(2.71)
Total from investment operations	(2.72)
Net asset value, end of period	$12.28
Total return(d)	−18.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$88,325
Ratio of expenses to average net assets(e)	0.76%
Ratio of interest expense to average net assets(e)	0.01%
Ratio of expenses to average net assets excluding interest expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.53)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was August 8, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

82

LEVERAGE SHARES 2X LONG FIG DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment income(b)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	(6.27)
Total from investment operations	(6.27)
Net asset value, end of period	$8.73
Total return(e)	−41.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,020
Ratio of expenses to average net assets(f)	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.60)%
Portfolio turnover rate(e)(g)	—%

(a)	Inception date of the Fund was October 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

83

LEVERAGE SHARES 2X LONG FUTU DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	7.30
Total from investment operations	7.29
Net asset value, end of period	$22.29
Total return(d)	48.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,563
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.75)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was October 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

84

LEVERAGE SHARES 2X LONG GLXY DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	11.02
Total from investment operations	10.99
Net asset value, end of period	$25.99
Total return(d)	73.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,548
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.56)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was August 20, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

85

LEVERAGE SHARES 2X LONG HOOD DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.14)
Net realized and unrealized gain (loss) on investments(c)	100.69
Total from investment operations	100.55
Net asset value, end of period	$115.55
Total return(d)	670.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$101,683
Ratio of expenses to average net assets(e)	0.83%
Ratio of interest expense to average net assets(e)	0.08%
Ratio of expenses to average net assets excluding interest expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.33)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was March 20, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

86

LEVERAGE SHARES 2X LONG MP DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment income(b)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	(3.22)
Total from investment operations	(3.22)
Net asset value, end of period	$11.78
Total return(e)	−21.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$530
Ratio of expenses to average net assets(f)	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.19)%
Portfolio turnover rate(e)(g)	—%

(a)	Inception date of the Fund was October 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

87

Leverage Shares 2X Long NBIS Daily ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment income(b)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	3.45
Total from investment operations	3.45
Net asset value, end of period	$18.45
Total return(e)	23.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,292
Ratio of expenses to average net assets(f)	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.36)%
Portfolio turnover rate(e)(g)	—%

(a)	Inception date of the Fund was October 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

88

LEVERAGE SHARES 2X LONG NVDA DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.04)
Net realized and unrealized gain (loss) on investments(c)	8.14
Total from investment operations	8.10
Net asset value, end of period	$23.10
Total return(d)	54.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$22,871
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.32)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was December 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

89

LEVERAGE SHARES 2X LONG PANW DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	3.28
Total from investment operations	3.25
Net asset value, end of period	$18.25
Total return(d)	21.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,289
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.29)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was March 20, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

90

LEVERAGE SHARES 2X LONG PLTR DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.04)
Net realized and unrealized gain (loss) on investments(c)	27.08
Total from investment operations	27.04
Net asset value, end of period	$42.04
Total return(d)	180.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$30,896
Ratio of expenses to average net assets(e)	0.76%
Ratio of interest expense to average net assets(e)	0.01%
Ratio of expenses to average net assets excluding interest expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.29)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was April 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

91

LEVERAGE SHARES 2X LONG PYPL DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	1.14
Total from investment operations	1.12
Net asset value, end of period	$16.12
Total return(d)	7.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$39,330
Ratio of expenses to average net assets(e)	0.75%
Ratio of interest expense to average net assets(e)	0.00%(f)
Ratio of expenses to average net assets excluding interest expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.24)%
Portfolio turnover rate(d)(g)	—%

(a)	Inception date of the Fund was April 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

92

LEVERAGE SHARES 2X LONG RTX DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	8.24
Total from investment operations	8.22
Net asset value, end of period	$23.22
Total return(d)	54.81%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,858
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.27)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was June 5, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

93

LEVERAGE SHARES 2X LONG TSLA DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(4.20)
Total from investment operations	(4.21)
Net asset value, end of period	$10.79
Total return(d)	−28.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$50,213
Ratio of expenses to average net assets(e)	0.78%
Ratio of interest expense to average net assets(e)	0.03%
Ratio of expenses to average net assets excluding interest expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.23)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was December 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

94

LEVERAGE SHARES 2X LONG TSM DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.04)
Net realized and unrealized gain (loss) on investments(c)	11.67
Total from investment operations	11.63
Net asset value, end of period	$26.63
Total return(d)	77.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,449
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.29)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was January 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

95

LEVERAGE SHARES 2X LONG UNH DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	5.38
Total from investment operations	5.37
Net asset value, end of period	$20.37
Total return(d)	35.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$233,166
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.11)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was July 21, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

96

LEVERAGE SHARES 2X LONG XYZ DAILY ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized gain (loss) on investments(c)	7.62
Total from investment operations	7.63
Net asset value, end of period	$22.63
Total return(d)	50.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,733
Ratio of expenses to average net assets(e)	0.75%
Ratio of interest expense to average net assets(e)(f)	0.00%
Ratio of expenses to average net assets excluding interest expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	0.07%
Portfolio turnover rate(d)(g)	—%

(a)	Inception date of the Fund was April 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

97

Themes ETF Trust
Notes to the Financial Statements
October 31, 2025
1. ORGANIZATION
Leverage Shares 2X Capped Accelerated COIN Monthly ETF, Leverage Shares 2X Capped Accelerated MSTR Monthly ETF, Leverage Shares 2X Capped Accelerated NVDA Monthly ETF, Leverage Shares 2X Capped Accelerated PLTR Monthly ETF, Leverage Shares 2X Capped Accelerated TSLA Monthly ETF, Leverage Shares 2X Long AAL Daily ETF, Leverage Shares 2X Long ADBE Daily ETF, Leverage Shares 2X Long AMD Daily ETF, Leverage Shares 2X Long ARM Daily ETF, Leverage Shares 2X Long ASML Daily ETF, Leverage Shares 2X Long AVGO Daily ETF, Leverage Shares 2X Long BA Daily ETF, Leverage Shares 2X Long BBAI Daily ETF, Leverage Shares 2X Long BLSH Daily ETF, Leverage Shares 2X Long BMNR Daily ETF, Leverage Shares 2X Long BULL Daily ETF, Leverage Shares 2X Long COIN Daily ETF, Leverage Shares 2X Long COST Daily ETF, Leverage Shares 2X Long CRCL Daily ETF, Leverage Shares 2X Long CRM Daily ETF, Leverage Shares 2X Long CRWV Daily ETF, Leverage Shares 2X Long FIG Daily ETF, Leverage Shares 2X Long FUTU Daily ETF, Leverage Shares 2X Long GLXY Daily ETF, Leverage Shares 2X Long HOOD Daily ETF, Leverage Shares 2X Long MP Daily ETF, Leverage Shares 2X Long NBIS Daily ETF, Leverage Shares 2X Long NVDA Daily ETF, Leverage Shares 2X Long PANW Daily ETF, Leverage Shares 2X Long PLTR Daily ETF, Leverage Shares 2X Long PYPL Daily ETF, Leverage Shares 2X Long RTX Daily ETF, Leverage Shares 2X Long TSLA Daily ETF, Leverage Shares 2X Long TSM Daily ETF, Leverage Shares 2X Long UNH Daily ETF and Leverage Shares 2X Long XYZ Daily ETF (each a “Fund” and collectively, the “Funds”) are non-diversified series of Themes ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on February 22, 2023 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Themes Management Company, LLC (“Themes” or the “Adviser”), the Funds’ Investment Adviser.
The below Funds (the “Capped Accelerated Funds”) seek to provide approximately twice the positive share price return of an underlying security, up to an approximate upside limit, while seeking to approximately track the negative share price return of the underlying security, over each full calendar month. Each Fund and its respective underlying security is summarized below.

Fund	Underlying Security
Leverage Shares 2X Capped Accelerated COIN Monthly ETF	Common stock of Coinbase Global, Inc. (NASDAQ: COIN)
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	Common stock of Strategy, Inc. (NASDAQ: MSTR)
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	Common stock of NVIDIA Corp. (NASDAQ: NVDA)
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	Common stock of Palantir Technologies, Inc. (NYSE: PLTR)
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	Common stock of Tesla, Inc. (NASDAQ: TSLA)

The below Funds (the “Leveraged Funds”) seek daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of an underlying security as summarized below.

Fund	Underlying Security
Leverage Shares 2X Long AAL Daily ETF	Common stock of American Airlines Group, Inc. (NASDAQ: AAL)
Leverage Shares 2X Long ADBE Daily ETF	Common stock of Adobe, Inc. (NASDAQ: ADBE)
Leverage Shares 2X Long AMD Daily ETF	Common stock of Advanced Micro Devices, Inc. (NASDAQ: AMD)
Leverage Shares 2X Long ARM Daily ETF	Common stock of Arm Holdings Plc. ADR (NASDAQ: ARM)
Leverage Shares 2X Long ASML Daily ETF	Common stock of ASML Holding N.V. ADR (NASDAQ: ASML)
Leverage Shares 2X Long AVGO Daily ETF	Common stock of Broadcom, Inc. (NASDAQ: AVGO)
Leverage Shares 2X Long BA Daily ETF	Common stock of Boeing Co. (NYSE: BA)
Leverage Shares 2X Long BBAI Daily ETF	Common stock of BigBear.ai Holdings, Inc. (NYSE: BBAI)

98

Themes ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)

Fund	Underlying Security
Leverage Shares 2X Long BLSH Daily ETF	Common stock of Bullish (NYSE: BLSH)
Leverage Shares 2X Long BMNR Daily ETF	Common stock of Bitmine Immersion Technologies, Inc. (NYSE: BMNR)
Leverage Shares 2X Long BULL Daily ETF	Common stock of Webull Corp. (NASDAQ: BULL)
Leverage Shares 2X Long COIN Daily ETF	Common stock of Coinbase Global, Inc. (NASDAQ: COIN)
Leverage Shares 2X Long COST Daily ETF	Common stock of Costco Wholesale Corp. (NASDAQ: COST)
Leverage Shares 2X Long CRCL Daily ETF	Common stock of Circle Internet Group, Inc. (NYSE: CRCL)
Leverage Shares 2X Long CRM Daily ETF	Common stock of Salesforce, Inc. (NASDAQ: CRM)
Leverage Shares 2X Long CRWV Daily ETF	Common stock of CoreWeave, Inc. (NASDAQ: CRWV)
Leverage Shares 2X Long FIG Daily ETF	Common stock of Figma, Inc. (NYSE: FIG)
Leverage Shares 2X Long FUTU Daily ETF	Common stock of Futu Holdings Ltd. (NASDAQ: FUTU)
Leverage Shares 2X Long GLXY Daily ETF	Common stock of Galaxy Digital, Inc. (NASDAQ: GLXY)
Leverage Shares 2X Long HOOD Daily ETF	Common stock of Robinhood Markets, Inc. (NASDAQ: HOOD)
Leverage Shares 2X Long MP Daily ETF	Common stock of MP Materials Corp. (NYSE: MP)
Leverage Shares 2X Long NBIS Daily ETF	Common stock of Nebius Group NV (NASDAQ: NBIS)
Leverage Shares 2X Long NVDA Daily ETF	Common stock of NVIDIA Corp. (NASDAQ: NVDA)
Leverage Shares 2X Long PANW Daily ETF	Common stock of Palo Alto Networks, Inc. (NASDAQ: PANW)
Leverage Shares 2X Long PLTR Daily ETF	Common stock of Palantir Technologies, Inc. (NYSE: PLTR)
Leverage Shares 2X Long PYPL Daily ETF	Common stock of PayPal Holdings, Inc. (NASDAQ: PYPL)
Leverage Shares 2X Long RTX Daily ETF	Common stock of RTX Corp. (NYSE: RTX)
Leverage Shares 2X Long TSLA Daily ETF	Common stock of Tesla, Inc. (NASDAQ: TSLA)
Leverage Shares 2X Long TSM Daily ETF	Common stock of Taiwan Semiconductor Manufacturing Co., Ltd. ADR (NYSE: TSM)
Leverage Shares 2X Long UNH Daily ETF	Common stock of UnitedHealth Group, Inc. (NYSE: UNH)
Leverage Shares 2X Long XYZ Daily ETF	Common stock of Block, Inc. (NYSE: XYZ)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statement in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NASDAQ Stock Market, Inc. (“NASDAQ”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Securities listed on NASDAQ are generally valued at the NASDAQ official closing price. Investments in money market funds are valued at NAV per share. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

99

Themes ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)
U.S. Treasury Bills are bought at a discount and valued at amortized cost. Swap contracts are valued based on the closing price of the underlying security, which approximates fair value. Such valuations are typically categorized as Level 2 in the fair value hierarchy described below.
Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors. FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Funds’ options have a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined in accordance with the Valuation Procedures defined below. Such valuations are typically categorized as Level 2 in the fair value hierarchy described below.
If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using Valuation Procedures adopted by the Board of Trustees of the Trust (the “Board”). The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board has delegated the Adviser as the Valuation Designee of the Funds. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of each Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

100

Themes ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments on October 31, 2025, are as follows:

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Capped Accelerated COIN Monthly ETF
Assets:
Investments:
Purchased Options	$—	$172,098	$—	$172,098
U.S. Treasury Bills	—	934,996	—	934,996
Money Market Funds	2,260	—	—	2,260
Total Investments	$2,260	$1,107,094	$—	$1,109,354
Liabilities:
Other Financial Instruments:
Written Options	$—	$(125,685)	$—	$(125,685)
Total Other Financial Instruments	$—	$(125,685)	$—	$(125,685)
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF
Assets:
Investments:
Purchased Options	$—	$93,681	$—	$93,681
U.S. Treasury Bills	—	545,414	—	545,414
Money Market Funds	1,981	—	—	1,981
Total Investments	$1,981	$639,095	$—	$641,076
Liabilities:
Other Financial Instruments:
Written Options	$—	$(65,352)	$—	$(65,352)
Total Other Financial Instruments	$—	$(65,352)	$—	$(65,352)

101

Themes ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF
Assets:
Investments:
Purchased Options	$—	$225,966	$—	$225,966
U.S. Treasury Bills	—	1,582,301	—	1,582,301
Money Market Funds	1,293	—	—	1,293
Total Investments	$1,293	$1,808,267	$—	$1,809,560
Liabilities:
Other Financial Instruments:
Written Options	$—	$(147,108)	$—	$(147,108)
Total Other Financial Instruments	$—	$(147,108)	$—	$(147,108)
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF
Assets:
Investments:
Purchased Options	$—	$190,674	$—	$190,674
U.S. Treasury Bills	—	1,084,835	—	1,084,835
Money Market Funds	1,273	—	—	1,273
Total Investments	$1,273	$1,275,509	$—	$1,276,782
Liabilities:
Other Financial Instruments:
Written Options	$—	$(136,512)	$—	$(136,512)
Total Other Financial Instruments	$—	$(136,512)	$—	$(136,512)
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF
Assets:
Investments:
Purchased Options	$—	$215,460	$—	$215,460
U.S. Treasury Bills	—	1,368,529	—	1,368,529
Money Market Funds	581	—	—	581
Total Investments	$581	$1,583,989	$—	$1,584,570
Liabilities:
Other Financial Instruments:
Written Options	$—	$(146,970)	$—	$(146,970)
Total Other Financial Instruments	$—	$(146,970)	$—	$(146,970)
Leverage Shares 2X Long AAL Daily ETF
Assets:
Other Financial Instruments:
Total Return Swaps*	$—	$189,360	$—	$189,360
Total Other Financial Instruments	$—	$189,360	$—	$189,360

102

Themes ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long ADBE Daily ETF
Assets:
Investments:
Money Market Funds	$3,543,467	$—	$—	$3,543,467
Total Investments	$3,543,467	$—	$—	$3,543,467
Other Financial Instruments:
Total Return Swaps*	$—	$342,699	$—	$342,699
Total Other Financial Instruments	$—	$342,699	$—	$342,699
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(551,444)	$—	$(551,444)
Total Other Financial Instruments	$—	$(551,444)	$—	$(551,444)
Leverage Shares 2X Long AMD Daily ETF
Assets:
Investments:
Money Market Funds	$4,517,303	$—	$—	$4,517,303
Total Investments	$4,517,303	$—	$—	$4,517,303
Other Financial Instruments:
Total Return Swaps*	$—	$5,816,767	$—	$5,816,767
Total Other Financial Instruments	$—	$5,816,767	$—	$5,816,767
Leverage Shares 2X Long ARM Daily ETF
Assets:
Investments:
Money Market Funds	$1,852,045	$—	$—	$1,852,045
Total Investments	$1,852,045	$—	$—	$1,852,045
Other Financial Instruments:
Total Return Swaps*	$—	$2,301,107	$—	$2,301,107
Total Other Financial Instruments	$—	$2,301,107	$—	$2,301,107
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(499,256)	$—	$(499,256)
Total Other Financial Instruments	$—	$(499,256)	$—	$(499,256)

103

Themes ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long ASML Daily ETF
Assets:
Investments:
Money Market Funds	$1,453,727	$—	$—	$1,453,727
Total Investments	$1,453,727	$—	$—	$1,453,727
Other Financial Instruments:
Total Return Swaps*	$—	$2,674,607	$—	$2,674,607
Total Other Financial Instruments	$—	$2,674,607	$—	$2,674,607
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(241,110)	$—	$(241,110)
Total Other Financial Instruments	$—	$(241,110)	$—	$(241,110)
Leverage Shares 2X Long AVGO Daily ETF
Assets:
Investments:
Money Market Funds	$2,891,297	$—	$—	$2,891,297
Total Investments	$2,891,297	$—	$—	$2,891,297
Other Financial Instruments:
Total Return Swaps*	$—	$3,605,386	$—	$3,605,386
Total Other Financial Instruments	$—	$3,605,386	$—	$3,605,386
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(164,057)	$—	$(164,057)
Total Other Financial Instruments	$—	$(164,057)	$—	$(164,057)
Leverage Shares 2X Long BA Daily ETF
Assets:
Investments:
Money Market Funds	$400,539	$—	$—	$400,539
Total Investments	$400,539	$—	$—	$400,539
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(293,238)	$—	$(293,238)
Total Other Financial Instruments	$—	$(293,238)	$—	$(293,238)

104

Themes ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long BBAI Daily ETF
Assets:
Investments:
Money Market Funds	$1,212,413	$—	$—	$1,212,413
Total Investments	$1,212,413	$—	$—	$1,212,413
Other Financial Instruments:
Total Return Swaps*	$—	$1,266,422	$—	$1,266,422
Total Other Financial Instruments	$—	$1,266,422	$—	$1,266,422
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(147,430)	$—	$(147,430)
Total Other Financial Instruments	$—	$(147,430)	$—	$(147,430)
Leverage Shares 2X Long BLSH Daily ETF
Assets:
Investments:
Money Market Funds	$49,301	$—	$—	$49,301
Total Investments	$49,301	$—	$—	$49,301
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(52,412)	$—	$(52,412)
Total Other Financial Instruments	$—	$(52,412)	$—	$(52,412)
Leverage Shares 2X Long BMNR Daily ETF
Assets:
Investments:
Money Market Funds	$14,292	$—	$—	$14,292
Total Investments	$14,292	$—	$—	$14,292
Other Financial Instruments:
Total Return Swaps*	$—	$26,950	$—	$26,950
Total Other Financial Instruments	$—	$26,950	$—	$26,950

105

Themes ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long BULL Daily ETF
Assets:
Investments:
Money Market Funds	$1,427,104	$—	$—	$1,427,104
Total Investments	$1,427,104	$—	$—	$1,427,104
Other Financial Instruments:
Total Return Swaps*	$—	$62,871	$—	$62,871
Total Other Financial Instruments	$—	$62,871	$—	$62,871
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(616,257)	$—	$(616,257)
Total Other Financial Instruments	$—	$(616,257)	$—	$(616,257)
Leverage Shares 2X Long COIN Daily ETF
Assets:
Investments:
Money Market Funds	$798,379	$—	$—	$798,379
Total Investments	$798,379	$—	$—	$798,379
Other Financial Instruments:
Total Return Swaps*	$—	$1,302,354	$—	$1,302,354
Total Other Financial Instruments	$—	$1,302,354	$—	$1,302,354
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(16,952)	$—	$(16,952)
Total Other Financial Instruments	$—	$(16,952)	$—	$(16,952)
Leverage Shares 2X Long COST Daily ETF
Assets:
Investments:
Money Market Funds	$1,085,694	$—	$—	$1,085,694
Total Investments	$1,085,694	$—	$—	$1,085,694
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(95,171)	$—	$(95,171)
Total Other Financial Instruments	$—	$(95,171)	$—	$(95,171)

106

Themes ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long CRCL Daily ETF
Assets:
Investments:
Money Market Funds	$3,061,107	$—	$—	$3,061,107
Total Investments	$3,061,107	$—	$—	$3,061,107
Other Financial Instruments:
Total Return Swaps*	$—	$360,038	$—	$360,038
Total Other Financial Instruments	$—	$360,038	$—	$360,038
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(1,853,428)	$—	$(1,853,428)
Total Other Financial Instruments	$—	$(1,853,428)	$—	$(1,853,428)
Leverage Shares 2X Long CRM Daily ETF
Assets:
Investments:
Money Market Funds	$3,273,245	$—	$—	$3,273,245
Total Investments	$3,273,245	$—	$—	$3,273,245
Other Financial Instruments:
Total Return Swaps*	$—	$3,350,419	$—	$3,350,419
Total Other Financial Instruments	$—	$3,350,419	$—	$3,350,419
Leverage Shares 2X Long CRWV Daily ETF
Assets:
Investments:
Money Market Funds	$5,166,911	$—	$—	$5,166,911
Total Investments	$5,166,911	$—	$—	$5,166,911
Other Financial Instruments:
Total Return Swaps*	$—	$13,588,918	$—	$13,588,918
Total Other Financial Instruments	$—	$13,588,918	$—	$13,588,918
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(738,612)	$—	$(738,612)
Total Other Financial Instruments	$—	$(738,612)	$—	$(738,612)

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	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long FIG Daily ETF
Assets:
Investments:
Money Market Funds	$28,006	$—	$—	$28,006
Total Investments	$28,006	$—	$—	$28,006
Other Financial Instruments:
Total Return Swaps*	$—	$32,600	$—	$32,600
Total Other Financial Instruments	$—	$32,600	$—	$32,600
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(17,945)	$—	$(17,945)
Total Other Financial Instruments	$—	$(17,945)	$—	$(17,945)
Leverage Shares 2X Long FUTU Daily ETF
Assets:
Other Financial Instruments:
Total Return Swaps*	$—	$490,921	$—	$490,921
Total Other Financial Instruments	$—	$490,921	$—	$490,921
Leverage Shares 2X Long GLXY Daily ETF
Assets:
Investments:
Money Market Funds	$155,691	$—	$—	$155,691
Total Investments	$155,691	$—	$—	$155,691
Other Financial Instruments:
Total Return Swaps*	$—	$426,292	$—	$426,292
Total Other Financial Instruments	$—	$426,292	$—	$426,292
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(295,403)	$—	$(295,403)
Total Other Financial Instruments	$—	$(295,403)	$—	$(295,403)

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	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long HOOD Daily ETF
Assets:
Investments:
Money Market Funds	$12,725,644	$—	$—	$12,725,644
Total Investments	$12,725,644	$—	$—	$12,725,644
Other Financial Instruments:
Total Return Swaps*	$—	$22,386,848	$—	$22,386,848
Total Other Financial Instruments	$—	$22,386,848	$—	$22,386,848
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(74,142)	$—	$(74,142)
Total Other Financial Instruments	$—	$(74,142)	$—	$(74,142)
Leverage Shares 2X Long MP Daily ETF
Assets:
Investments:
Money Market Funds	$70,656	$—	$—	$70,656
Total Investments	$70,656	$—	$—	$70,656
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(89,882)	$—	$(89,882)
Total Other Financial Instruments	$—	$(89,882)	$—	$(89,882)
Leverage Shares 2X Long NBIS Daily ETF
Assets:
Investments:
Money Market Funds	$69,551	$—	$—	$69,551
Total Investments	$69,551	$—	$—	$69,551
Other Financial Instruments:
Total Return Swaps*	$—	$161,887	$—	$161,887
Total Other Financial Instruments	$—	$161,887	$—	$161,887

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	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long NVDA Daily ETF
Assets:
Investments:
Money Market Funds	$5,915,803	$—	$—	$5,915,803
Total Investments	$5,915,803	$—	$—	$5,915,803
Other Financial Instruments:
Total Return Swaps*	$—	$4,009,482	$—	$4,009,482
Total Other Financial Instruments	$—	$4,009,482	$—	$4,009,482
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(37,894)	$—	$(37,894)
Total Other Financial Instruments	$—	$(37,894)	$—	$(37,894)
Leverage Shares 2X Long PANW Daily ETF
Assets:
Investments:
Money Market Funds	$499,376	$—	$—	$499,376
Total Investments	$499,376	$—	$—	$499,376
Other Financial Instruments:
Total Return Swaps*	$—	$794,045	$—	$794,045
Total Other Financial Instruments	$—	$794,045	$—	$794,045
Leverage Shares 2X Long PLTR Daily ETF
Assets:
Investments:
Money Market Funds	$4,169,328	$—	$—	$4,169,328
Total Investments	$4,169,328	$—	$—	$4,169,328
Other Financial Instruments:
Total Return Swaps*	$—	$7,750,676	$—	$7,750,676
Total Other Financial Instruments	$—	$7,750,676	$—	$7,750,676

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	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long PYPL Daily ETF
Assets:
Investments:
Money Market Funds	$3,591,380	$—	$—	$3,591,380
Total Investments	$3,591,380	$—	$—	$3,591,380
Other Financial Instruments:
Total Return Swaps*	$—	$433,503	$—	$433,503
Total Other Financial Instruments	$—	$433,503	$—	$433,503
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(170,521)	$—	$(170,521)
Total Other Financial Instruments	$—	$(170,521)	$—	$(170,521)
Leverage Shares 2X Long RTX Daily ETF
Assets:
Investments:
Money Market Funds	$370,709	$—	$—	$370,709
Total Investments	$370,709	$—	$—	$370,709
Other Financial Instruments:
Total Return Swaps*	$—	$392,921	$—	$392,921
Total Other Financial Instruments	$—	$392,921	$—	$392,921
Leverage Shares 2X Long TSLA Daily ETF
Assets:
Investments:
Money Market Funds	$6,242,918	$—	$—	$6,242,918
Total Investments	$6,242,918	$—	$—	$6,242,918
Other Financial Instruments:
Total Return Swaps*	$—	$13,271,506	$—	$13,271,506
Total Other Financial Instruments	$—	$13,271,506	$—	$13,271,506
Leverage Shares 2X Long TSM Daily ETF
Assets:
Investments:
Money Market Funds	$1,620,616	$—	$—	$1,620,616
Total Investments	$1,620,616	$—	$—	$1,620,616
Other Financial Instruments:
Total Return Swaps*	$—	$1,877,269	$—	$1,877,269
Total Other Financial Instruments	$—	$1,877,269	$—	$1,877,269

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October 31, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Leverage Shares 2X Long UNH Daily ETF
Assets:
Investments:
Money Market Funds	$28,102,913	$—	$—	$28,102,913
Total Investments	$28,102,913	$—	$—	$28,102,913
Other Financial Instruments:
Total Return Swaps*	$—	$45,759,459	$—	$45,759,459
Total Other Financial Instruments	$—	$45,759,459	$—	$45,759,459
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(3,551,507)	$—	$(3,551,507)
Total Other Financial Instruments	$—	$(3,551,507)	$—	$(3,551,507)
Leverage Shares 2X Long XYZ Daily ETF
Assets:
Investments:
Money Market Funds	$880,829	$—	$—	$880,829
Total Investments	$880,829	$—	$—	$880,829
Other Financial Instruments:
Total Return Swaps*	$—	$541,199	$—	$541,199
Total Other Financial Instruments	$—	$541,199	$—	$541,199

*	The fair value of each Fund’s total return swaps represents the net unrealized appreciation (depreciation) as of October 31, 2025.
Derivatives – As the buyer of a call option, the Funds have a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Funds may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, the Funds may buy call options on underlying reference instruments that they intend to buy with the goal of limiting the risk of a substantial increase in its market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by the Funds may expire without any value to the Funds, in which case the Funds would experience a loss to the extent of the premium paid for the option plus related transaction costs.
As the buyer of a put option, the Funds have the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Funds may enter into closing sale transactions with respect to put options, exercise them, or permit them to expire. The Funds may buy a put option on an underlying reference instrument owned by the Funds (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Funds, as the buyer of the put option, are able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. The Funds may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying

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put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.
If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.
Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.
If the Funds write a covered call option, any underlying reference instruments that are held by the Funds and are subject to the call option will be earmarked on the books of such Funds as segregated to satisfy its obligations under the option. The Funds will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, each Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring the Funds to sell the underlying instrument at the exercise price. In that case, the Funds will sell the underlying reference instrument to the option buyer for less than its market value, and such Funds will experience a loss (which will be offset by the premium received by the Funds as the writer of such option). If a call option expires unexercised, the Funds will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Funds will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.
As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Funds expires unexercised, such Fund will realize a gain in the amount of the premium received.
Each Leveraged Fund may enter into total return swap contracts, which may be used either as economically similar substitutes for owning the reference asset specified in the swap, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for a Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swaps provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.
Most total return swap contracts entered into by a Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on

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the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. The amounts related to these periodic payments realized but unpaid are reflected as “Receivable/Payable for swap contracts” on the Statement of Assets and Liabilities. A Fund’s current obligations under the types of swaps that the Funds expect to enter into (e.g., total return swaps) will be accrued daily (offset against any amounts owed to a Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. Collateral amounts posted directly between a Fund and counterparty are reflected as “Receivable/Payable for collateral” on the Statement of Assets and Liabilities. However, typically no payments will be made until the settlement date.
Swap contracts do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap contract defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.
The following table presents the Leveraged Funds gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by each Fund as of October 31, 2025.

	Derivative Assets*	Derivative Liabilities**	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)***	Net Amount
Leverage Shares 2X Long AAL Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$64,418	$—	$64,418	$—	$64,418
Clear Street LLC	28,893	—	28,893	—	28,893
Marex Capital Markets Inc.	96,049	—	96,049	—	96,049
	$189,360	$—	$189,360	$—	$189,360
Leverage Shares 2X Long ADBE Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(256,530)	$(256,530)	$256,530	$—
Clear Street LLC	342,699	—	342,699	—	342,699
Marex Capital Markets Inc.	—	(294,914)	(294,914)	294,914	—
	$342,699	$(551,444)	$(208,745)	$551,444	$342,699
Leverage Shares 2X Long AMD Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$364,835	$—	$364,835	$—	$364,835
Clear Street LLC	4,791,977	—	4,791,977	—	4,791,977
Marex Capital Markets Inc.	659,955	—	659,955	—	659,955
	$5,816,767	$—	$5,816,767	$—	$5,816,767
Leverage Shares 2X Long ARM Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(499,256)	$(499,256)	$499,256	$—
Clear Street LLC	1,855,701	—	1,855,701	—	1,855,701
Marex Capital Markets Inc.	445,406	—	445,406	—	445,406
	$2,301,107	$(499,256)	$1,801,851	$499,256	$2,301,107

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	Derivative Assets*	Derivative Liabilities**	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)***	Net Amount
Leverage Shares 2X Long ASML Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$2,524,224	$—	$2,524,224	$—	$2,524,224
Clear Street LLC	—	(241,110)	(241,110)	241,110	—
Marex Capital Markets Inc.	150,383	—	150,383	—	150,383
	$2,674,607	$(241,110)	$2,433,497	$241,110	$2,674,607
Leverage Shares 2X Long AVGO Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(164,057)	$(164,057)	$164,057	$—
Clear Street LLC	2,902,818	—	2,902,818	—	2,902,818
Marex Capital Markets Inc.	702,568	—	702,568	—	702,568
	$3,605,386	$(164,057)	$3,441,329	$164,057	$3,605,386
Leverage Shares 2X Long BA Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(35,108)	$(35,108)	$35,108	$—
Clear Street LLC	—	(239,496)	(239,496)	239,496	—
Marex Capital Markets Inc.	—	(18,634)	(18,634)	18,634	—
	$—	$(293,238)	$(293,238)	$293,238	$—
Leverage Shares 2X Long BBAI Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(147,430)	$(147,430)	$147,430	$—
Clear Street LLC	28,748	—	28,748	—	28,748
Marex Capital Markets Inc.	1,237,674	—	1,237,674	—	1,237,674
	$1,266,422	$(147,430)	$1,118,992	$147,430	$1,266,422
Leverage Shares 2X Long BLSH Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(1,148)	$(1,148)	$1,148	$—
Clear Street LLC	—	(458)	(458)	458	—
Marex Capital Markets Inc.	—	(50,806)	(50,806)	50,806	—
	$—	$(52,412)	$(52,412)	$52,412	$—
Leverage Shares 2X Long BMNR Daily ETF
Total Return Swap Contracts
Marex Capital Markets Inc.	$26,950	$—	$26,950	$—	$26,950
	$26,950	$—	$26,950	$—	$26,950

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	Derivative Assets*	Derivative Liabilities**	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)***	Net Amount
Leverage Shares 2X Long BULL Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(488,786)	$(488,786)	$488,786	$—
Clear Street LLC	—	(127,471)	(127,471)	127,471	—
Marex Capital Markets Inc.	62,871	—	62,871	—	62,871
	$62,871	$(616,257)	$(553,386)	$616,257	$62,871
Leverage Shares 2X Long COIN Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$1,249,966	$—	$1,249,966	$—	$1,249,966
Clear Street LLC	52,388	—	52,388	—	52,388
Marex Capital Markets Inc.	—	(16,952)	(16,952)	16,952	—
	$1,302,354	$(16,952)	$1,285,402	$16,952	$1,302,354
Leverage Shares 2X Long COST Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(20,190)	$(20,190)	$20,190	$—
Clear Street LLC	—	(57,390)	(57,390)	57,390	—
Marex Capital Markets Inc.	—	(17,591)	(17,591)	17,591	—
	$—	$(95,171)	$(95,171)	$95,171	$—
Leverage Shares 2X Long CRCL Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(550,741)	$(550,741)	$550,741	$—
Clear Street LLC	360,038	—	360,038	—	360,038
Marex Capital Markets Inc.	—	(1,302,687)	(1,302,687)	1,302,687	—
	$360,038	$(1,853,428)	$(1,493,390)	$1,853,428	$360,038
Leverage Shares 2X Long CRM Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$816,719	$—	$816,719	$—	$816,719
Clear Street LLC	2,133,664	—	2,133,664	—	2,133,664
Marex Capital Markets Inc.	400,036	—	400,036	—	400,036
	$3,350,419	$—	$3,350,419	$—	$3,350,419
Leverage Shares 2X Long CRWV Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$12,686,546	$—	$12,686,546	$—	$12,686,546
Clear Street LLC	—	(738,612)	(738,612)	738,612	—
Marex Capital Markets Inc.	902,372	—	902,372	—	902,372
	$13,588,918	$(738,612)	$12,850,306	$738,612	$13,588,918

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	Derivative Assets*	Derivative Liabilities**	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)***	Net Amount
Leverage Shares 2X Long FIG Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(17,945)	$(17,945)	$17,945	$—
Marex Capital Markets Inc.	32,600	—	32,600	—	32,600
	$32,600	$(17,945)	$14,655	$17,945	$32,600
Leverage Shares 2X Long FUTU Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$94,918	$—	$94,918	$—	$94,918
Clear Street LLC	341,443	—	341,443	—	341,443
Marex Capital Markets Inc.	54,560	—	54,560	—	54,560
	$490,921	$—	$490,921	$—	$490,921
Leverage Shares 2X Long GLXY Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(124,395)	$(124,395)	$124,395	$—
Clear Street LLC	426,292	—	426,292	—	426,292
Marex Capital Markets Inc.	—	(171,008)	(171,008)	171,008	—
	$426,292	$(295,403)	$130,889	$295,403	$426,292
Leverage Shares 2X Long HOOD Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$13,108,084	$—	$13,108,084	$(5,134,848)	$7,973,236
Clear Street LLC	9,278,764	—	9,278,764	—	9,278,764
Marex Capital Markets Inc.	—	(74,142)	(74,142)	74,142	—
	$22,386,848	$(74,142)	$22,312,706	$(5,060,706)	$17,252,000
Leverage Shares 2X Long MP Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(22,542)	$(22,542)	$22,542	$—
Clear Street LLC	—	(33,149)	(33,149)	33,149	—
Marex Capital Markets Inc.	—	(34,191)	(34,191)	34,191	—
	$—	$(89,882)	$(89,882)	$89,882	$—
Leverage Shares 2X Long NBIS Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$20,340	$—	$20,340	$—	$20,340
Clear Street LLC	77,240	—	77,240	—	77,240
Marex Capital Markets Inc.	64,307	—	64,307	—	64,307
	$161,887	$—	$161,887	$—	$161,887

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	Derivative Assets*	Derivative Liabilities**	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)***	Net Amount
Leverage Shares 2X Long NVDA Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(12,780)	$(12,780)	$12,780	$—
Clear Street LLC	4,009,482	—	4,009,482	—	4,009,482
Marex Capital Markets Inc.	—	(25,114)	(25,114)	25,114	—
	$4,009,482	$(37,894)	$3,971,588	$37,894	$4,009,482
Leverage Shares 2X Long PANW Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$356,393	$—	$356,393	$—	$356,393
Clear Street LLC	321,886	—	321,886	—	321,886
Marex Capital Markets Inc.	115,766	—	115,766	—	115,766
	$794,045	$—	$794,045	$—	$794,045
Leverage Shares 2X Long PLTR Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$5,734,863	$—	$5,734,863	$—	$5,734,863
Clear Street LLC	1,753,261	—	1,753,261	—	1,753,261
Marex Capital Markets Inc.	262,552	—	262,552	—	262,552
	$7,750,676	$—	$7,750,676	$—	$7,750,676
Leverage Shares 2X Long PYPL Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(170,521)	$(170,521)	$170,521	$—
Clear Street LLC	368,253	—	368,253	—	368,253
Marex Capital Markets Inc.	65,250	—	65,250	—	65,250
	$433,503	$(170,521)	$262,982	$170,521	$433,503
Leverage Shares 2X Long RTX Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$8,370	$—	$8,370	$—	$8,370
Clear Street LLC	289,404	—	289,404	—	289,404
Marex Capital Markets Inc.	95,147	—	95,147	—	95,147
	$392,921	$—	$392,921	$—	$392,921
Leverage Shares 2X Long TSLA Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$5,122,047	$—	$5,122,047	$(977,585)	$4,144,462
Clear Street LLC	2,225,643	—	2,225,643	—	2,225,643
Marex Capital Markets Inc.	5,923,816	—	5,923,816	—	5,923,816
	$13,271,506	$—	$13,271,506	$(977,585)	$12,293,921

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Notes to the Financial Statements
October 31, 2025(Continued)

	Derivative Assets*	Derivative Liabilities**	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)***	Net Amount
Leverage Shares 2X Long TSM Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$908,901	$—	$908,901	$—	$908,901
Clear Street LLC	606,334	—	606,334	—	606,334
Marex Capital Markets Inc.	362,034	—	362,034	—	362,034
	$1,877,269	$—	$1,877,269	$—	$1,877,269
Leverage Shares 2X Long UNH Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$—	$(1,035,314)	$(1,035,314)	$1,035,314	$—
Clear Street LLC	45,759,459	—	45,759,459	—	45,759,459
Marex Capital Markets Inc.	—	(2,516,193)	(2,516,193)	2,516,193	—
	$45,759,459	$(3,551,507)	$42,207,952	$3,551,507	$45,759,459
Leverage Shares 2X Long XYZ Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald & Co.	$194,308	$—	$194,308	$—	$194,308
Clear Street LLC	290,381	—	290,381	—	290,381
Marex Capital Markets Inc.	56,510	—	56,510	—	56,510
	$541,199	$—	$541,199	$—	$541,199

*	Statement of Assets and Liabilities location: Unrealized appreciation on swap contracts.
**	Statement of Assets and Liabilities location: Unrealized depreciation on swap contracts.
***	The actual collateral pledged may be more than the amounts shown.
The average monthly notional amount of the derivatives held during the period ended October 31, 2025 were as follows:

Purchased Options
Leverage Shares 2X Capped Accelerated COIN Monthly ETF	$1,711,353
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	1,252,807
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	2,905,676
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	1,918,237
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	2,581,590

Written Options
Leverage Shares 2X Capped Accelerated COIN Monthly ETF	$2,567,030
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	1,879,211
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	4,358,514
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	2,877,356
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	3,872,385

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Notes to the Financial Statements
October 31, 2025(Continued)

Total Return Swap Contracts
Leverage Shares 2X Long AAL Daily ETF	$1,688,017
Leverage Shares 2X Long ADBE Daily ETF	17,536,078
Leverage Shares 2X Long AMD Daily ETF	17,033,413
Leverage Shares 2X Long ARM Daily ETF	17,783,640
Leverage Shares 2X Long ASML Daily ETF	20,927,967
Leverage Shares 2X Long AVGO Daily ETF	12,012,203
Leverage Shares 2X Long BA Daily ETF	2,514,217
Leverage Shares 2X Long BBAI Daily ETF	28,263,981
Leverage Shares 2X Long BLSH Daily ETF	516,927
Leverage Shares 2X Long BMNR Daily ETF	750,738
Leverage Shares 2X Long BULL Daily ETF	14,833,587
Leverage Shares 2X Long COIN Daily ETF	8,304,875
Leverage Shares 2X Long COST Daily ETF	12,281,407
Leverage Shares 2X Long CRCL Daily ETF	76,689,880
Leverage Shares 2X Long CRM Daily ETF	18,170,159
Leverage Shares 2X Long CRWV Daily ETF	119,912,190
Leverage Shares 2X Long FIG Daily ETF	12,043,238
Leverage Shares 2X Long FUTU Daily ETF	5,124,484
Leverage Shares 2X Long GLXY Daily ETF	4,844,088
Leverage Shares 2X Long HOOD Daily ETF	84,047,487
Leverage Shares 2X Long MP Daily ETF	1,059,975
Leverage Shares 2X Long NBIS Daily ETF	2,583,303
Leverage Shares 2X Long NVDA Daily ETF	25,883,217
Leverage Shares 2X Long PANW Daily ETF	4,999,801
Leverage Shares 2X Long PLTR Daily ETF	25,307,874
Leverage Shares 2X Long PYPL Daily ETF	18,307,056
Leverage Shares 2X Long RTX Daily ETF	2,336,649
Leverage Shares 2X Long TSLA Daily ETF	49,934,544
Leverage Shares 2X Long TSM Daily ETF	7,513,377
Leverage Shares 2X Long UNH Daily ETF	385,238,302
Leverage Shares 2X Long XYZ Daily ETF	4,130,022

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. As of October 31, 2025, the Funds were invested in total return swap contracts and option contracts, whose primary risk is equity price risk, which are reflected in the Statements of Assets and Liabilities as follows:

Derivatives Assets[1]	Amount
Leverage Shares 2X Capped Accelerated COIN Monthly ETF	$172,098
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	93,681
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	225,966
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	190,674
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	215,460

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Notes to the Financial Statements
October 31, 2025(Continued)

Derivatives Assets[2]	Amount
Leverage Shares 2X Long AAL Daily ETF	$189,360
Leverage Shares 2X Long ADBE Daily ETF	342,699
Leverage Shares 2X Long AMD Daily ETF	5,816,767
Leverage Shares 2X Long ARM Daily ETF	2,301,107
Leverage Shares 2X Long ASML Daily ETF	2,674,607
Leverage Shares 2X Long AVGO Daily ETF	3,605,386
Leverage Shares 2X Long BA Daily ETF	—
Leverage Shares 2X Long BBAI Daily ETF	1,266,422
Leverage Shares 2X Long BLSH Daily ETF	—
Leverage Shares 2X Long BMNR Daily ETF	26,950
Leverage Shares 2X Long BULL Daily ETF	62,871
Leverage Shares 2X Long COIN Daily ETF	1,302,354
Leverage Shares 2X Long COST Daily ETF	—
Leverage Shares 2X Long CRCL Daily ETF	360,038
Leverage Shares 2X Long CRM Daily ETF	3,350,419
Leverage Shares 2X Long CRWV Daily ETF	13,588,918
Leverage Shares 2X Long FIG Daily ETF	32,600
Leverage Shares 2X Long FUTU Daily ETF	490,921
Leverage Shares 2X Long GLXY Daily ETF	426,292
Leverage Shares 2X Long HOOD Daily ETF	22,386,848
Leverage Shares 2X Long MP Daily ETF	—
Leverage Shares 2X Long NBIS Daily ETF	161,887
Leverage Shares 2X Long NVDA Daily ETF	4,009,482
Leverage Shares 2X Long PANW Daily ETF	794,045
Leverage Shares 2X Long PLTR Daily ETF	7,750,676
Leverage Shares 2X Long PYPL Daily ETF	433,503
Leverage Shares 2X Long RTX Daily ETF	392,921
Leverage Shares 2X Long TSLA Daily ETF	13,271,506
Leverage Shares 2X Long TSM Daily ETF	1,877,269
Leverage Shares 2X Long UNH Daily ETF	45,759,459
Leverage Shares 2X Long XYZ Daily ETF	541,199

Derivatives Liabilties[3]	Amount
Leverage Shares 2X Capped Accelerated COIN Monthly ETF	$(125,685)
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	(65,352)
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	(147,108)
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	(136,512)
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	(146,970)

Derivatives Liabilties[4]	Amount
Leverage Shares 2X Long AAL Daily ETF	$—
Leverage Shares 2X Long ADBE Daily ETF	(551,444)
Leverage Shares 2X Long AMD Daily ETF	—
Leverage Shares 2X Long ARM Daily ETF	(499,256)
Leverage Shares 2X Long ASML Daily ETF	(241,110)
Leverage Shares 2X Long AVGO Daily ETF	(164,057)
Leverage Shares 2X Long BA Daily ETF	(293,238)
Leverage Shares 2X Long BBAI Daily ETF	(147,430)

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Themes ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)

Derivatives Liabilties[4]	Amount
Leverage Shares 2X Long BLSH Daily ETF	$(52,412)
Leverage Shares 2X Long BMNR Daily ETF	—
Leverage Shares 2X Long BULL Daily ETF	(616,257)
Leverage Shares 2X Long COIN Daily ETF	(16,952)
Leverage Shares 2X Long COST Daily ETF	(95,171)
Leverage Shares 2X Long CRCL Daily ETF	(1,853,428)
Leverage Shares 2X Long CRM Daily ETF	—
Leverage Shares 2X Long CRWV Daily ETF	(738,612)
Leverage Shares 2X Long FIG Daily ETF	(17,945)
Leverage Shares 2X Long FUTU Daily ETF	—
Leverage Shares 2X Long GLXY Daily ETF	(295,403)
Leverage Shares 2X Long HOOD Daily ETF	(74,142)
Leverage Shares 2X Long MP Daily ETF	(89,882)
Leverage Shares 2X Long NBIS Daily ETF	—
Leverage Shares 2X Long NVDA Daily ETF	(37,894)
Leverage Shares 2X Long PANW Daily ETF	—
Leverage Shares 2X Long PLTR Daily ETF	—
Leverage Shares 2X Long PYPL Daily ETF	(170,521)
Leverage Shares 2X Long RTX Daily ETF	—
Leverage Shares 2X Long TSLA Daily ETF	—
Leverage Shares 2X Long TSM Daily ETF	—
Leverage Shares 2X Long UNH Daily ETF	(3,551,507)
Leverage Shares 2X Long XYZ Daily ETF	—

[1]	Statement of Assets and Liabilities location: Investments, at value
[2]	Statement of Assets and Liabilities location: Unrealized appreciation on swap contracts.
[3]	Statement of Assets and Liabilities location: Written option contracts, at value.
[4]	Statement of Assets and Liabilities location: Unrealized depreciation on swap contracts.
The effect of derivative instruments on the Statements of Operations whose underlying risk exposure is equity price risk for the period ended October 31, 2025 is as follows:

	Realized Gain (Loss) on Derivatives[1]	Change in Unrealized Appreciation (Depreciation) on Derivatives[2]
Leverage Shares 2X Capped Accelerated COIN Monthly ETF	$(46,328)	$(83)
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	(257,178)	(65)
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	153,561	(242)
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	239,516	(167)
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	536,533	(93)

	Realized Gain (Loss) on Derivatives[3]	Change in Unrealized Appreciation (Depreciation) on Derivatives[4]
Leverage Shares 2X Capped Accelerated COIN Monthly ETF	$160,088	$(125)
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	56,208	(98)
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	50,130	(362)
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	(59,681)	(251)
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	(312,156)	(139)

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Notes to the Financial Statements
October 31, 2025(Continued)

	Realized Gain (Loss) on Derivatives[5]	Change in Unrealized Appreciation (Depreciation) on Derivatives[6]
Leverage Shares 2X Long AAL Daily ETF	$48,259	$189,360
Leverage Shares 2X Long ADBE Daily ETF	(2,224,910)	(208,745)
Leverage Shares 2X Long AMD Daily ETF	12,623,908	5,816,767
Leverage Shares 2X Long ARM Daily ETF	532,655	1,801,851
Leverage Shares 2X Long ASML Daily ETF	8,311,834	2,433,497
Leverage Shares 2X Long AVGO Daily ETF	861,500	3,441,329
Leverage Shares 2X Long BA Daily ETF	(230,096)	(293,238)
Leverage Shares 2X Long BBAI Daily ETF	1,035,421	1,118,992
Leverage Shares 2X Long BLSH Daily ETF	(835)	(52,412)
Leverage Shares 2X Long BMNR Daily ETF	(89,196)	26,950
Leverage Shares 2X Long BULL Daily ETF	(5,140,562)	(553,386)
Leverage Shares 2X Long COIN Daily ETF	(711,169)	1,285,402
Leverage Shares 2X Long COST Daily ETF	(215,872)	(95,171)
Leverage Shares 2X Long CRCL Daily ETF	(12,948,084)	(1,493,390)
Leverage Shares 2X Long CRM Daily ETF	(1,727,536)	3,350,419
Leverage Shares 2X Long CRWV Daily ETF	6,621,224	12,850,306
Leverage Shares 2X Long FIG Daily ETF	(1,201,147)	14,655
Leverage Shares 2X Long FUTU Daily ETF	(9,692)	490,921
Leverage Shares 2X Long GLXY Daily ETF	(410,987)	130,889
Leverage Shares 2X Long HOOD Daily ETF	39,783,895	22,312,706
Leverage Shares 2X Long MP Daily ETF	(3,645)	(89,882)
Leverage Shares 2X Long NBIS Daily ETF	(1,071)	161,887
Leverage Shares 2X Long NVDA Daily ETF	10,012,415	3,971,588
Leverage Shares 2X Long PANW Daily ETF	1,539,788	794,045
Leverage Shares 2X Long PLTR Daily ETF	5,065,676	7,750,676
Leverage Shares 2X Long PYPL Daily ETF	(2,213,430)	262,982
Leverage Shares 2X Long RTX Daily ETF	87,805	392,921
Leverage Shares 2X Long TSLA Daily ETF	4,327,939	13,271,506
Leverage Shares 2X Long TSM Daily ETF	1,558,063	1,877,269
Leverage Shares 2X Long UNH Daily ETF	43,714,214	42,207,952
Leverage Shares 2X Long XYZ Daily ETF	433,449	541,199

[1]	Statement of Operations location: Net realized gain (loss) on investments.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on investments.
[3]	Statement of Operations location: Net realized gain (loss) on written option contracts closed or expired.
[4]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on written option contracts.
[5]	Statement of Operations location: Net realized gain (loss) from swap contracts.
[6]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on swap contracts.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income –Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund has qualified and intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. To

123

Themes ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)
qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, annually, and distribute its net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital. The Funds made no distributions to shareholders during the period ended October 31, 2025.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. Based on this evaluation, Management has concluded that there are no uncertain tax positions that require recognition in the financial statements as of October 31, 2025. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Treasurer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds and Themes, each Fund pays a unified management fee to the Adviser of 0.75%, which is calculated daily and paid monthly at an annual rate.

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Notes to the Financial Statements
October 31, 2025(Continued)
The Adviser has agreed to pay all expenses of the Funds except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any) (collectively, “Excluded Expenses”). The Trust acknowledges and agrees that the Adviser may delegate its responsibility to pay some or all expenses incurred by the Funds, except for Excluded Expenses, to one or more third parties, including but not limited to, sub-advisers.
Distribution Agreement and 12b-1 Plan – ALPS Distributors, Inc. (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Other Services – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to an Administration Agreement, Transfer Agency and Service Agreement and Fund Accounting Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
Pursuant to an agreement between the Trust, on behalf of the Funds, and ACA Global, an employee of ACA Global serves as Chief Compliance Officer of the Trust. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.
At October 31, 2025, certain Officers and a Trustee of the Trust were also officers or employees of the Adviser.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the NASDAQ Stock Market LLC. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $300.
The fixed creation unit transaction fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

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Notes to the Financial Statements
October 31, 2025(Continued)
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite deposit securities). Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statement of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. INVESTMENT TRANSACTIONS
For the period ended October 31, 2025, the aggregate purchases and sales of securities by the Funds (excluding short-term transactions) were as follows:

	Purchases	Sales
Leverage Shares 2X Capped Accelerated COIN Monthly ETF	$—	$—
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	—	—
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	—	—
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	—	—
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	—	—
Leverage Shares 2X Long AAL Daily ETF	—	—
Leverage Shares 2X Long ADBE Daily ETF	—	—
Leverage Shares 2X Long AMD Daily ETF	80,203,059	78,294,706
Leverage Shares 2X Long ARM Daily ETF	—	—
Leverage Shares 2X Long ASML Daily ETF	46,861,784	47,485,194
Leverage Shares 2X Long AVGO Daily ETF	—	—
Leverage Shares 2X Long BA Daily ETF	—	—
Leverage Shares 2X Long BBAI Daily ETF	—	—
Leverage Shares 2X Long BLSH Daily ETF	—	—
Leverage Shares 2X Long BMNR Daily ETF	—	—
Leverage Shares 2X Long BULL Daily ETF	—	—
Leverage Shares 2X Long COIN Daily ETF	—	—
Leverage Shares 2X Long COST Daily ETF	—	—
Leverage Shares 2X Long CRCL Daily ETF	—	—
Leverage Shares 2X Long CRM Daily ETF	—	—
Leverage Shares 2X Long CRWV Daily ETF	—	—
Leverage Shares 2X Long FIG Daily ETF	—	—
Leverage Shares 2X Long FUTU Daily ETF	—	—

126

Themes ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)

	Purchases	Sales
Leverage Shares 2X Long GLXY Daily ETF	$—	$—
Leverage Shares 2X Long HOOD Daily ETF	289,843,387	277,651,963
Leverage Shares 2X Long MP Daily ETF	—	—
Leverage Shares 2X Long NBIS Daily ETF	—	—
Leverage Shares 2X Long NVDA Daily ETF	—	—
Leverage Shares 2X Long PANW Daily ETF	—	—
Leverage Shares 2X Long PLTR Daily ETF	—	—
Leverage Shares 2X Long PYPL Daily ETF	—	—
Leverage Shares 2X Long RTX Daily ETF	—	—
Leverage Shares 2X Long TSLA Daily ETF	150,663,613	146,314,336
Leverage Shares 2X Long TSM Daily ETF	—	—
Leverage Shares 2X Long UNH Daily ETF	—	—
Leverage Shares 2X Long XYZ Daily ETF	—	—

There were no in-kind transactions associated with creations and redemptions of Fund shares in the Funds during the period ended October 31, 2025.
There were no long-term purchases or sales of U.S. Government Securities in the Funds during the period ended October 31, 2025.
6. INCOME TAX INFORMATION
The components of accumulated earnings/losses for federal income tax purposes as of October 31, 2025, were as follows:

	Leverage Shares 2X Capped Accelerated COIN Monthly ETF	Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	Leverage Shares 2X Capped Accelerated PLTR Monthly ETF
Tax cost of investments*	$ 983,667	$575,730	$1,662,700	$1,140,459
Gross unrealized appreciation*	222	171	374	251
Gross unrealized depreciation*	(220)	(177)	(622)	(440)
Net unrealized appreciation (depreciation)*	$2	$(6)	$(248)	$(189)
Undistributed ordinary income	118,783	4,669	212,232	185,775
Undistributed capital gain	—	—	—	—
Total distributable earnings	118,783	4,669	212,232	185,775
Other accumulated losses	—	(200,967)	—	—
Total accumulated earnings (losses)	$118,785	$(196,304)	$211,984	$185,586

127

Themes ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)

	Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	Leverage Shares 2X Long AAL Daily ETF	Leverage Shares 2X Long ADBE Daily ETF	Leverage Shares 2X Long AMD Daily ETF
Tax cost of investments*	$1,437,487	$—	$3,543,467	$4,517,303
Gross unrealized appreciation*	351	189,360	342,699	5,816,767
Gross unrealized depreciation*	(238)	—	(551,444)	—
Net unrealized appreciation (depreciation)*	$113	$189,360	$(208,745)	$5,816,767
Undistributed ordinary income	232,389	24,818	—	8,415,359
Undistributed capital gain	—	—	—	—
Total distributable earnings	232,389	24,818	—	8,415,359
Other accumulated losses	—	—	(2,239,498)	(1,908,355)
Total accumulated earnings (losses)	$232,502	$214,178	$(2,448,243)	$12,323,771

	Leverage Shares 2X Long ARM Daily ETF	Leverage Shares 2X Long ASML Daily ETF	Leverage Shares 2X Long AVGO Daily ETF	Leverage Shares 2X Long BA Daily ETF
Tax cost of investments*	$1,852,045	$1,453,727	$2,891,297	$400,539
Gross unrealized appreciation*	2,301,107	2,674,607	3,605,386	—
Gross unrealized depreciation*	(499,256)	(241,110)	(164,057)	(293,238)
Net unrealized appreciation (depreciation)*	$1,801,851	$2,433,497	$3,441,329	$(293,238)
Undistributed ordinary income	512,982	3,943,347	834,501	—
Undistributed capital gain	—	—	—	—
Total distributable earnings	512,982	3,943,347	834,501	—
Other accumulated losses	—	—	—	(230,512)
Total accumulated earnings (losses)	$2,314,833	$6,376,844	$4,275,830	$(523,750)

	Leverage Shares 2X Long BBAI Daily ETF	Leverage Shares 2X Long BLSH Daily ETF	Leverage Shares 2X Long BMNR Daily ETF	Leverage Shares 2X Long BULL Daily ETF
Tax cost of investments*	$1,212,413	$49,301	$14,292	$1,427,104
Gross unrealized appreciation*	1,266,422	—	26,950	62,871
Gross unrealized depreciation*	(147,430)	(52,412)	—	(616,257)
Net unrealized appreciation (depreciation)*	$1,118,992	$(52,412)	$26,950	$(553,386)
Undistributed ordinary income	1,007,741	—	—	—
Undistributed capital gain	—	—	—	—
Total distributable earnings	1,007,741	—	—	—
Other accumulated losses	—	(827)	(89,203)	(5,146,302)
Total accumulated earnings (losses)	$2,126,733	$(53,239)	$(62,253)	$(5,699,688)

128

Themes ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)

	Leverage Shares 2X Long COIN Daily ETF	Leverage Shares 2X Long COST Daily ETF	Leverage Shares 2X Long CRCL Daily ETF	Leverage Shares 2X Long CRM Daily ETF
Tax cost of investments*	$798,379	$1,085,694	$3,061,107	$3,273,245
Gross unrealized appreciation*	1,302,354	—	360,038	3,350,419
Gross unrealized depreciation*	(16,952)	(95,171)	(1,853,428)	—
Net unrealized appreciation (depreciation)*	$1,285,402	$(95,171)	$(1,493,390)	$3,350,419
Undistributed ordinary income	—	—	—	—
Undistributed capital gain	—	—	—	—
Total distributable earnings	—	—	—	—
Other accumulated losses	(720,817)	(216,933)	(12,987,691)	(1,737,833)
Total accumulated earnings (losses)	$564,585	$(312,104)	$(14,481,081)	$1,612,586

	Leverage Shares 2X Long CRWV Daily ETF	Leverage Shares 2X Long FIG Daily ETF	Leverage Shares 2X Long FUTU Daily ETF	Leverage Shares 2X Long GLXY Daily ETF
Tax cost of investments*	$5,166,911	$28,006	$—	$155,961
Gross unrealized appreciation*	13,588,918	32,600	490,921	426,292
Gross unrealized depreciation*	(738,612)	(17,945)	—	(295,403)
Net unrealized appreciation*	$12,850,306	$14,655	$490,921	$130,889
Undistributed ordinary income	6,538,250	—	—	—
Undistributed capital gain	—	—	—	—
Total distributable earnings	6,538,250	—	—	—
Other accumulated losses	—	(1,201,888)	(10,005)	(413,250)
Total accumulated earnings (losses)	$19,388,556	$(1,187,233)	$480,916	$(282,361)

	Leverage Shares 2X Long HOOD Daily ETF	Leverage Shares 2X Long MP Daily ETF	Leverage Shares 2X Long NBIS Daily ETF	Leverage Shares 2X Long NVDA Daily ETF
Tax cost of investments*	$12,725,644	$70,656	$69,551	$5,915,803
Gross unrealized appreciation*	22,386,848	—	161,887	4,009,482
Gross unrealized depreciation*	(74,142)	(89,882)	—	(37,894)
Net unrealized appreciation (depreciation)*	$22,312,706	$(89,882)	$161,887	$3,971,588
Undistributed ordinary income	22,833,268	—	—	8,668,329
Undistributed capital gain	—	—	—	—
Total distributable earnings	22,833,268	—	—	8,668,329
Other accumulated losses	(12,191,425)	(3,652)	(1,091)	—
Total accumulated earnings (losses)	$32,954,549	$(93,534)	$160,796	$12,639,917

129

Themes ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)

	Leverage Shares 2X Long PANW Daily ETF	Leverage Shares 2X Long PLTR Daily ETF	Leverage Shares 2X Long PYPL Daily ETF	Leverage Shares 2X Long RTX Daily ETF
Tax cost of investments*	$499,376	$4,169,328	$3,591,380	$370,709
Gross unrealized appreciation*	794,045	7,750,676	433,503	392,921
Gross unrealized depreciation*	—	—	(170,521)	—
Net unrealized appreciation*	$794,045	$7,750,676	$262,982	$392,921
Undistributed ordinary income	1,258,290	4,153,504	—	86,732
Undistributed capital gain	—	—	—	—
Total distributable earnings	1,258,290	4,153,504	—	86,732
Other accumulated losses	—	—	(2,221,122)	—
Total accumulated earnings (losses)	$2,052,335	$11,904,180	$(1,958,140)	$479,653

	Leverage Shares 2X Long TSLA Daily ETF	Leverage Shares 2X Long TSM Daily ETF	Leverage Shares 2X Long UNH Daily ETF	Leverage Shares 2X Long XYZ Daily ETF
Tax cost of investments*	$6,242,918	$1,620,616	$28,102,913	$880,829
Gross unrealized appreciation*	13,271,506	1,877,269	45,759,459	541,199
Gross unrealized depreciation*	—	—	(3,551,507)	—
Net unrealized appreciation*	$13,271,506	$1,877,269	$42,207,952	$541,199
Undistributed ordinary income	2,788,689	1,390,540	38,343,729	216,446
Undistributed capital gain	—	—	—	—
Total distributable earnings	2,788,689	1,390,540	38,343,729	216,446
Other accumulated losses	(4,349,277)	—	—	—
Total accumulated earnings	$11,710,918	$3,267,809	$80,551,681	$757,645

*	Includes derivatives contracts, which include swaps and written options.
The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales.
On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for total distributable earnings and capital stock under GAAP and tax reporting:

	Total Distributable Earnings/(Loss)	Paid-in Capital
Leverage Shares 2X Capped Accelerated COIN Monthly ETF	$—	$—
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	—	—
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	—	—
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	—	—
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	—	—
Leverage Shares 2X Long AAL Daily ETF	(22,633)	22,633
Leverage Shares 2X Long ADBE Daily ETF	—	—
Leverage Shares 2X Long AMD Daily ETF	(4,198,823)	4,198,823
Leverage Shares 2X Long ARM Daily ETF	—	—
Leverage Shares 2X Long ASML Daily ETF	(4,965,090)	4,965,090
Leverage Shares 2X Long AVGO Daily ETF	(19,511)	19,511

130

Themes ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)

	Total Distributable Earnings/(Loss)	Paid-in Capital
Leverage Shares 2X Long BA Daily ETF	—	—
Leverage Shares 2X Long BBAI Daily ETF	$(13,381)	$13,381
Leverage Shares 2X Long BLSH Daily ETF	—	—
Leverage Shares 2X Long BMNR Daily ETF	—	—
Leverage Shares 2X Long BULL Daily ETF	—	—
Leverage Shares 2X Long COIN Daily ETF	—	—
Leverage Shares 2X Long COST Daily ETF	—	—
Leverage Shares 2X Long CRCL Daily ETF	—	—
Leverage Shares 2X Long CRM Daily ETF	—	—
Leverage Shares 2X Long CRWV Daily ETF	(30,210)	30,210
Leverage Shares 2X Long FIG Daily ETF	—	—
Leverage Shares 2X Long FUTU Daily ETF	—	—
Leverage Shares 2X Long GLXY Daily ETF	—	—
Leverage Shares 2X Long HOOD Daily ETF	(16,872,534)	16,872,534
Leverage Shares 2X Long MP Daily ETF	—	—
Leverage Shares 2X Long NBIS Daily ETF	—	—
Leverage Shares 2X Long NVDA Daily ETF	(1,309,686)	1,309,686
Leverage Shares 2X Long PANW Daily ETF	(276,917)	276,917
Leverage Shares 2X Long PLTR Daily ETF	(894,811)	894,811
Leverage Shares 2X Long PYPL Daily ETF	—	—
Leverage Shares 2X Long RTX Daily ETF	—	—
Leverage Shares 2X Long TSLA Daily ETF	(1,489,941)	1,489,941
Leverage Shares 2X Long TSM Daily ETF	(160,071)	160,071
Leverage Shares 2X Long UNH Daily ETF	(5,311,474)	5,311,474
Leverage Shares 2X Long XYZ Daily ETF	(217,750)	217,750

These permanent tax differences relate to the utilization of earnings and profits distributed to shareholders on redemptions of shares.
Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the period ended October 31, 2025, the Funds had the following post-October and late year losses:

	Post-October Capital Losses	Late Year Ordinary Losses
Leverage Shares 2X Capped Accelerated COIN Monthly ETF	$—	$—
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	—	—
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	—	—
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	—	—
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	—	—
Leverage Shares 2X Long AAL Daily ETF	—	—
Leverage Shares 2X Long ADBE Daily ETF	—	(2,239,498)
Leverage Shares 2X Long AMD Daily ETF	—	—
Leverage Shares 2X Long ARM Daily ETF	—	—
Leverage Shares 2X Long ASML Daily ETF	—	—
Leverage Shares 2X Long AVGO Daily ETF	—	—
Leverage Shares 2X Long BA Daily ETF	—	(230,512)
Leverage Shares 2X Long BBAI Daily ETF	—	—

131

Themes ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)

	Post-October Capital Losses	Late Year Ordinary Losses
Leverage Shares 2X Long BLSH Daily ETF	—	(827)
Leverage Shares 2X Long BMNR Daily ETF	$—	$(89,203)
Leverage Shares 2X Long BULL Daily ETF	—	(5,146,302)
Leverage Shares 2X Long COIN Daily ETF	—	(720,817)
Leverage Shares 2X Long COST Daily ETF	—	(216,933)
Leverage Shares 2X Long CRCL Daily ETF	—	(12,987,691)
Leverage Shares 2X Long CRM Daily ETF	—	(1,737,833)
Leverage Shares 2X Long CRWV Daily ETF	—	—
Leverage Shares 2X Long FIG Daily ETF	—	(1,201,888)
Leverage Shares 2X Long FUTU Daily ETF	—	(10,005)
Leverage Shares 2X Long GLXY Daily ETF	—	(413,250)
Leverage Shares 2X Long HOOD Daily ETF	—	—
Leverage Shares 2X Long MP Daily ETF	—	(3,652)
Leverage Shares 2X Long NBIS Daily ETF	—	(1,091)
Leverage Shares 2X Long NVDA Daily ETF	—	—
Leverage Shares 2X Long PANW Daily ETF	—	—
Leverage Shares 2X Long PLTR Daily ETF	—	—
Leverage Shares 2X Long PYPL Daily ETF	—	(2,221,122)
Leverage Shares 2X Long RTX Daily ETF	—	—
Leverage Shares 2X Long TSLA Daily ETF	—	—
Leverage Shares 2X Long TSM Daily ETF	—	—
Leverage Shares 2X Long UNH Daily ETF	—	—
Leverage Shares 2X Long XYZ Daily ETF	—	—

Capital loss carryforwards will retain their character as either short-term or long-term capital losses and may be carried forward indefinitely. At October 31 2025, the Funds had capital loss carryforwards on a tax basis of:

	Unlimited ST	Unlimited LT
Leverage Shares 2X Capped Accelerated COIN Monthly ETF	$—	$—
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	(200,967)	—
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	—	—
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	—	—
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	—	—
Leverage Shares 2X Long AAL Daily ETF	—	—
Leverage Shares 2X Long ADBE Daily ETF	—	—
Leverage Shares 2X Long AMD Daily ETF	(1,908,355)	—
Leverage Shares 2X Long ARM Daily ETF	—	—
Leverage Shares 2X Long ASML Daily ETF	—	—
Leverage Shares 2X Long AVGO Daily ETF	—	—
Leverage Shares 2X Long BA Daily ETF	—	—
Leverage Shares 2X Long BBAI Daily ETF	—	—
Leverage Shares 2X Long BLSH Daily ETF	—	—
Leverage Shares 2X Long BMNR Daily ETF	—	—
Leverage Shares 2X Long BULL Daily ETF	—	—
Leverage Shares 2X Long COIN Daily ETF	—	—
Leverage Shares 2X Long COST Daily ETF	—	—
Leverage Shares 2X Long CRCL Daily ETF	—	—

132

Themes ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)

	Unlimited ST	Unlimited LT
Leverage Shares 2X Long CRM Daily ETF	—	—
Leverage Shares 2X Long CRWV Daily ETF	$—	$—
Leverage Shares 2X Long FIG Daily ETF	—	—
Leverage Shares 2X Long FUTU Daily ETF	—	—
Leverage Shares 2X Long GLXY Daily ETF	—	—
Leverage Shares 2X Long HOOD Daily ETF	(12,191,425)	—
Leverage Shares 2X Long MP Daily ETF	—	—
Leverage Shares 2X Long NBIS Daily ETF	—	—
Leverage Shares 2X Long NVDA Daily ETF	—	—
Leverage Shares 2X Long PANW Daily ETF	—	—
Leverage Shares 2X Long PLTR Daily ETF	—	—
Leverage Shares 2X Long PYPL Daily ETF	—	—
Leverage Shares 2X Long RTX Daily ETF	—	—
Leverage Shares 2X Long TSLA Daily ETF	(4,349,277)	—
Leverage Shares 2X Long TSM Daily ETF	—	—
Leverage Shares 2X Long UNH Daily ETF	—	—
Leverage Shares 2X Long XYZ Daily ETF	—	—

To the extent that a Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.
7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A complete description of the principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks.”.
8. SUBSEQUENT EVENTS
On December 29, 2025, the below Funds declared distribution to shareholders for record date and ex date of December 30, 2025 and payable date of January 2, 2026.

	Distribution Amount Per Share Paid From:
	Ordinary Income	Short Term Capital Gains
Leverage Shares 2X Capped Accelerated COIN Monthly ETF	$0.4897	$5.6880
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	0.1242	—
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	0.2257	2.9098
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	0.2164	3.5967
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	0.2430	3.7396
Leverage Shares 2X Long AAL Daily ETF	0.2758	—
Leverage Shares 2X Long AMD Daily ETF	2.9684	—
Leverage Shares 2X Long ARM Daily ETF	0.2773	—
Leverage Shares 2X Long ASML Daily ETF	2.5312	—
Leverage Shares 2X Long AVGO Daily ETF	0.6114	—
Leverage Shares 2X Long BBAI Daily ETF	0.4753	—
Leverage Shares 2X Long CRWV Daily ETF	0.2004	—
Leverage Shares 2X Long HOOD Daily ETF	6.6862	—
Leverage Shares 2X Long NVDA Daily ETF	1.9904	—

133

Themes ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)

	Distribution Amount Per Share Paid From:
	Ordinary Income	Short Term Capital Gains
Leverage Shares 2X Long PANW Daily ETF	1.2972	—
Leverage Shares 2X Long PLTR Daily ETF	$4.7469	$—
Leverage Shares 2X Long RTX Daily ETF	1.4455	—
Leverage Shares 2X Long TSLA Daily ETF	0.6102	—
Leverage Shares 2X Long TSM Daily ETF	2.7265	—
Leverage Shares 2X Long UNH Daily ETF	1.8977	—
Leverage Shares 2X Long XYZ Daily ETF	0.9864	—

Management has evaluated subsequent events through the date the financial statements were available for issuance. Based on this evaluation, no additional adjustments or disclosures were required to the financial statements.

134

THEMES ETF TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
Themes ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, written options, and total return swaps (if applicable), of Themes ETF Trust comprising the funds listed below (the “Funds”) as of October 31, 2025, the related statements of operations, the statements of changes in net assets, the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for the period indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Leverage Shares 2x Long NVDA Daily ETF Leverage Shares 2x Long TSLA Daily ETF	For the period from December 12, 2024 (inception date) through October 31, 2025.
Leverage Shares 2x Long ARM Daily ETF Leverage Shares 2x Long ASML Daily ETF Leverage Shares 2x Long TSM Daily ETF	For the period from January 13, 2025 (inception date) through October 31, 2025.
Leverage Shares 2x Long AMD Daily ETF	For the period from January 23, 2025 (inception date) through October 31, 2025.
Leverage Shares 2x Long COIN Daily ETF	For the period from March 13, 2025 (inception date) through October 31, 2025.
Leverage Shares 2x Long ADBE Daily ETF Leverage Shares 2x Long HOOD Daily ETF Leverage Shares 2X Long PANW Daily ETF	For the period from March 20, 2025 (inception date) through October 31, 2025.
Leverage Shares 2x Long CRM Daily ETF Leverage Shares 2x Long PYPL Daily ETF Leverage Shares 2x Long XYZ Daily ETF	For the period from April 3, 2025 (inception date) through October 31, 2025.
Leverage Shares 2x Long PLTR Daily ETF	For the period from April 24, 2025 (inception date) through October 31, 2025.
Leverage Shares 2x Long AVGO Daily ETF	For the period from May 15, 2025 (inception date) through October 31, 2025.
Leverage Shares 2x Long RTX Daily ETF	For the period from June 5, 2025 (inception date) through October 31, 2025.
Leverage Shares 2x Long BA Daily ETF	For the period from June 12, 2025 (inception date) through October 31, 2025.
Leverage Shares 2x Long AAL Daily ETF	For the period from July 10, 2025 (inception date) through October 31, 2025.
Leverage Shares 2x Long UNH Daily ETF	For the period from July 21, 2025 (inception date) through October 31, 2025.
Leverage Shares 2x Long BULL Daily ETF Leverage Shares 2x Long CRCL Daily ETF Leverage Shares 2x Long CRWV Daily ETF	For the period from August 8, 2025 (inception date) through October 31, 2025.

135

THEMES ETF TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights

Leverage Shares 2x Capped Accelerated COIN Monthly ETF
Leverage Shares 2x Capped Accelerated MSTR Monthly ETF
Leverage Shares 2x Capped Accelerated NVDA Monthly ETF
Leverage Shares 2x Capped Accelerated PLTR Monthly ETF
Leverage Shares 2x Capped Accelerated TSLA Monthly ETF
For the period from August 12, 2025 (inception date) through October 31, 2025.
Leverage Shares 2x Long BBAI Daily ETF Leverage Shares 2x Long GLXY Daily ETF	For the period from August 20, 2025 (inception date) through October 31, 2025.
Leverage Shares 2x Long COST Daily ETF	For the period from September 17, 2025 (inception date) through October 31, 2025.
Leverage Shares 2x Long FIG Daily ETF Leverage Shares 2x Long FUTU Daily ETF	For the period from October 13, 2025 (inception date) through October 31, 2025.
Leverage Shares 2x Long BLSH Daily ETF Leverage Shares 2x Long BMNR Daily ETF Leverage Shares 2x Long MP Daily ETF Leverage Shares 2x Long NBIS Daily ETF	For the period from October 24, 2025 (inception date) through October 31, 2025.

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from the brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor for one or more of the Funds within the Trust since 2024.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 30, 2025

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ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS FOR OPEN-END INVESTMENT COMPANIES
Certain officers and a Trustee of the Trust are affiliated with the Adviser and are not paid any fees by the registrant for serving in such capacities. Each current Independent Trustee of the Board is paid $32,250 for his or her services as a Board member to the Trust. Independent Trustee fees are paid by Themes Management Company, LLC through a unitary management fee, not by the registrant.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
August 2024 meeting
At a meeting held on August 8, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Themes ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Themes Management Company, LLC (the “Adviser” or “Themes”) and the Trust, on behalf of 13 series of shares (each, a “Fund” and together, the “Funds”), including Leverage Shares 2X Long BA Daily ETF.
At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by Themes; (ii) the investment performance of the Fund and Themes; (iii) the costs of the services to be provided and profits to be realized by Themes from its relationship with each Fund; (iv) the extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) Themes’ practices regarding possible conflicts of interest.
In assessing these factors and reaching its conclusions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to each New Fund, including information presented to the Board by representatives of Themes. The Independent Trustees noted having met with Counsel to the Independent Trustees prior to the Meeting and that they discussed at length their duties and responsibilities in considering approval of the Advisory Agreement and the information provided in Themes’ 15c response and the various exhibits. The Board noted that it requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to each New Fund and its shareholders; (ii) presentations by management of Themes addressing the investment strategy, personnel and operations to be utilized in managing each New Fund; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV and/or policies and procedures of Themes; and (iv) a summary of the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Themes, including financial information, a description of personnel and the services to be provided to each New Fund, summaries of Themes’ compliance program, including its Code of Ethics and other general information; (ii) comparative expense information; (iii) the anticipated effect of size on each New Fund’s performance and expenses; and (iv) benefits to be realized by Themes from its relationship with the New Funds.

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The Board reflected on its discussions regarding the Advisory Agreement and the anticipated manner in which each New Fund would be managed with representatives of Themes. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:
1. The nature, extent, and quality of the services to be provided by Themes.
The Board considered the responsibilities of Themes under the Advisory Agreement and the services to be provided including, without limitation, the process for assuring compliance with each New Fund’s investment objectives and limitations, the anticipated coordination of services for the New Funds among the service providers, and the anticipated efforts of Themes to promote the New Funds and grow their assets. The Board considered Themes’ staffing, personnel, shared services arrangement with an affiliated company and methods of operating, the education and experience of its personnel, and its compliance programs, policies and procedures. The Board considered that while Themes was a recently formed entity and that it had limited experience managing registered funds, its personnel had significant experience in managing the investment strategies of the New Funds, the portfolios of other registered funds and the overall operations of a large family of funds. The Board also considered the financial condition of Themes and the commitment of financial support from its owners. The Board considered the measures that Themes had put in place to ensure compliance with applicable law and regulations, including the hiring of an independent compliance firm to assist with the development and maintenance of its compliance policies and procedures and the hiring of an independent chief compliance officer to oversee its compliance program. The Board also considered the trading and operational capabilities of Themes, noting in particular the highly automated trading, portfolio management and compliance systems and the significant past experience of the New Funds’ portfolio managers in trading options. After reviewing the foregoing and further information from Themes, the Board concluded that the personnel at Themes have the resources, experience and expertise to provide the New Funds with the quality, extent, and nature of the services required by the Advisory Agreement.
2. Investment Performance of the New Funds and Themes.
The Board noted that the New Funds had not commenced operations, and that the other operational series of the Trust launched in December 2023 and 2024 with only limited performance information available, and that, therefore, consideration of the performance of the New Funds or the other series of the Trust was not relevant at this time. It was also noted that Themes was an entity formed in 2023 expressly to manage funds and did not manage any other accounts. As such, there was no relevant investment performance to review at this time. The Board acknowledged that the investment management, operational, trading and compliance teams at Themes have extensive experience in their respective roles and are qualified to manage the New Funds in accordance with their respective investment objectives and strategies.
3. The costs of services to be provided and profits to be realized by Themes from its relationship with the New Funds.
The Board considered the financial condition of Themes and the level of commitment to the New Funds by its owners and the estimated expenses of each New Fund, including the nature and frequency of advisory fee payments. The Board noted projections from Themes as to the level of assets under management needed in each New Fund in order for it to become profitable. The Board reviewed comparative information on other ETFs that employ an investment strategy that is similar to the respective New Funds. The Board considered how the New Funds’ proposed management fees compare to other similar funds, noting that each New Fund’s proposed management fee was lower than the management fees charged by similar funds. They also compared the New Funds’ estimated expense ratios to the respective group of similar funds, finding that each New Fund’s estimated expense ratio was below that of the similar funds. The Board considered the complexity of the New Funds’ investment strategies and the operational burdens of overseeing daily trading. The differences in certain of the New Funds’ investment strategies from the group of similar funds was also considered. Following a review of the comparative information provided for each New Fund and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Themes were fair and reasonable.

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4. The extent to which economies of scale would be realized as a New Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the New Fund’s investors.
The Board considered each New Fund’s proposed fee arrangements with Themes, noting that each New Fund has a unitary fee structure. The Board noted that none of the proposed advisory fees include a breakpoint but that the unitary fee structure would have the effect of capping the expenses for each New Fund. Following further discussion of each New Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that each New Fund’s proposed fee arrangement with Themes was fair and reasonable in relation to the nature and quality of the services to be provided by Themes.
5. Possible conflicts of interest and other benefits.
In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the New Funds; the basis of decisions to buy or sell securities for the New Funds; the substance and administration of the Code of Ethics and other relevant policies described in Themes’ Form ADV and compliance policies and procedures; and the use of the name of the Adviser’s affiliate, Leverage Shares, in the name of the New Funds and the compliance policies and procedures and legal protections to be put in place related thereto. The Board considered that Themes does not currently manage any investments for clients other than the Trust. The Board also considered potential benefits for Themes in managing the New Funds. The Board noted that Themes represented that it does not currently utilize soft dollars but may at some point in the future. Following further consideration and discussion, the Board indicated that Themes’ standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Themes from managing the New Funds were satisfactory.
Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of each Fund and its respective shareholders.
November 2024 meeting
At a meeting held on November 15, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Themes ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Themes Management Company, LLC (the “Adviser” or “Themes”) and the Trust, on behalf of 22 series of shares (each, a “Fund” and together, the “Funds”), Leverage Shares 2X Long AAL Daily ETF, Leverage Shares 2X Long AVGO Daily ETF and Leverage Shares 2X Long RTX Daily ETF.
At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by Themes; (ii) the investment performance of the Fund and Themes; (iii) the costs of the services to be provided and profits to be realized by Themes from its relationship with each Fund; (iv) the extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) Themes’ practices regarding possible conflicts of interest.
In assessing these factors and reaching its conclusions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to each New Fund, including information presented to the Board by representatives of Themes. The Independent Trustees noted having met with Independent Trustee Counsel prior to the Meeting and that they discussed at length their duties and responsibilities in considering approval of the Advisory Agreement and the information provided in Themes’ 15c response and the various exhibits. The Board noted that it requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to each New Fund and its shareholders; (ii) presentations by management of Themes addressing the investment strategy, personnel and operations to be utilized in managing each New Fund; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV and/or policies and procedures of Themes; and (iv) a summary of the fiduciary

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duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Themes, including financial information, a description of personnel and the services to be provided to each New Fund, summaries of Themes’ compliance program, including its Code of Ethics and other general information; (ii) comparative expense information; (iii) the anticipated effect of size on each New Fund’s performance and expenses; and (iv) benefits to be realized by Themes from its relationship with the New Funds.
The Board reflected on its discussions regarding the Advisory Agreement and the anticipated manner in which each New Fund would be managed with representatives of Themes. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:
1. The nature, extent, and quality of the services to be provided by Themes.
The Board considered the responsibilities of Themes under the Advisory Agreement and the services to be provided including, without limitation, the process for assuring compliance with each New Fund’s investment objectives and limitations, the anticipated coordination of services for the New Funds among the service providers, and the anticipated efforts of Themes to promote the New Funds and grow their assets. The Board considered Themes’ staffing, personnel, shared services arrangement with an affiliated company and methods of operating, the education and experience of its personnel, and its compliance programs, policies and procedures. The Board considered that while Themes was a recently formed entity and that it had limited experience managing registered funds, its personnel had significant experience in managing the investment strategies of the New Funds, the portfolios of other registered funds and the overall operations of a large family of funds. The Board also considered the financial condition of Themes and the commitment of financial support from its owners. The Board considered the measures that Themes had put in place to ensure compliance with applicable law and regulations, including the hiring of an independent compliance firm to assist with the development and maintenance of its compliance policies and procedures and the hiring of an independent chief compliance officer to oversee its compliance program. The Board also considered the trading and operational capabilities of Themes, noting in particular the highly automated trading, portfolio management and compliance systems and the significant past experience of the New Funds’ portfolio managers in trading total return swaps and options. After reviewing the foregoing and further information from Themes, the Board concluded that Themes has the resources, experience and expertise to provide the New Funds with the quality, extent, and nature of the services required by the Advisory Agreement.
2. Investment Performance of the New Funds and Themes.
The Board noted that, as the New Funds had not commenced operations and the other operational series of the Trust had only limited performance information available, the consideration of the performance of the New Funds or other series of the Trust was not relevant at this time. It was also noted that Themes was an entity formed in 2023 expressly to manage funds and did not manage any other accounts. As such, there was no relevant investment performance to review at this time. The Board acknowledged that the investment management, operational, trading and compliance teams at Themes have extensive experience in their respective roles and are qualified to manage the New Funds in accordance with their respective investment objectives and strategies.
3. The costs of services to be provided and profits to be realized by Themes from its relationship with the New Funds.
The Board considered the financial condition of Themes and the level of commitment to the New Funds by its owners and the estimated expenses of each New Fund, including the nature and frequency of advisory fee payments. The Board noted projections from Themes as to the level of assets under management required in each New Fund in order for it to become profitable. The Board reviewed comparative information on other ETFs that employ an investment strategy that is similar to the respective New Funds. The Board considered how the New Funds’ proposed management fees compare to other similar funds, noting that each New Fund’s proposed management fee was lower than the management fees charged by similar funds. They also compared the New Funds’ estimated expense ratios to the

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respective group of similar funds, finding that each New Fund’s estimated expense ratio was below that of the similar funds. The Board considered the complexity of the New Funds’ investment strategies and the operational burdens of overseeing daily trading. The differences in certain of the New Funds’ investment strategies from the group of similar funds was also considered. Following a review of the comparative information provided for each New Fund and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Themes were fair and reasonable.
4. The extent to which economies of scale would be realized as a New Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the New Fund’s investors.
The Board considered each New Fund’s proposed fee arrangements with Themes, noting that each New Fund has a unitary fee structure. The Board noted that none of the proposed advisory fees include a breakpoint but that the unitary fee structure would have the effect of capping the expenses for each New Fund. Following further discussion of each New Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that each New Fund’s proposed fee arrangement with Themes was fair and reasonable in relation to the nature and quality of the services to be provided by Themes.
5. Possible conflicts of interest and other benefits.
In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the New Funds; the basis of decisions to buy or sell securities for the New Funds; the substance and administration of the Code of Ethics and other relevant policies described in Themes’ Form ADV and compliance policies and procedures; and the use of the name of the Adviser’s affiliate, Leverage Shares, in the name of the New Funds and the compliance policies and procedures and legal protections to be put in place related thereto. The Board considered that Themes does not currently manage any investments for clients other than the Trust. The Board also considered potential benefits for Themes in managing the New Funds. The Board noted that Themes represented that it does not currently utilize soft dollars but may at some point in the future. Following further consideration and discussion, the Board indicated that Themes’ standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Themes from managing the New Funds were satisfactory.
Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of each Fund and its respective shareholders.
February 2025
At a meeting held on February 28, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Themes ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Themes Management Company, LLC (the “Adviser” or “Themes”) and the Trust, on behalf of 36 series of shares (each, a “Fund” and together, the “Funds”), including Leverage Shares 2X Capped Accelerated COIN Monthly ETF, Leverage Shares 2X Capped Accelerated MSTR Monthly ETF, Leverage Shares 2X Capped Accelerated NVDA Monthly ETF, Leverage Shares 2X Capped Accelerated PLTR Monthly ETF, Leverage Shares 2X Capped Accelerated TSLA Monthly ETF, Leverage Shares 2X Long BBAI Daily ETF, Leverage Shares 2X Long COST Daily ETF and Leverage Shares 2X Long FUTU Daily ETF.
At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by Themes; (ii) the investment performance of the Fund and Themes; (iii) the costs of the services to be provided and profits to be realized by Themes from its relationship with each Fund; (iv) the extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) Themes’ practices regarding possible conflicts of interest.
In assessing these factors and reaching its conclusions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to each New Fund, including

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information presented to the Board by representatives of Themes. The Independent Trustees noted having met with Independent Trustee Counsel prior to the Meeting and that they discussed at length their duties and responsibilities in considering approval of the Advisory Agreement and the information provided in Themes’ 15c response and the various exhibits. The Board noted that it requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to each New Fund and its shareholders; (ii) presentations by management of Themes addressing the investment strategy, personnel and operations to be utilized in managing each New Fund; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV and/or policies and procedures of Themes; and (iv) a summary of the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Themes, including financial information, a description of personnel and the services to be provided to each New Fund, summaries of Themes’ compliance program, including its Code of Ethics and other general information; (ii) comparative expense information; (iii) the anticipated effect of size on each New Fund’s performance and expenses; and (iv) benefits to be realized by Themes from its relationship with the New Funds.
The Board reflected on its discussions regarding the Advisory Agreement and the anticipated manner in which each New Fund would be managed with representatives of Themes. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:
1. The nature, extent, and quality of the services to be provided by Themes.
The Board considered the responsibilities of Themes under the Advisory Agreement and the services to be provided including, without limitation, the process for assuring compliance with each New Fund’s investment objectives and limitations, the anticipated coordination of services for the New Funds among the service providers, and the anticipated efforts of Themes to promote the New Funds and grow their assets. The Board considered Themes’ staffing, personnel, shared services arrangement with an affiliated company and methods of operating, the education and experience of its personnel, and its compliance programs, policies and procedures. The Board considered that while Themes was a recently formed entity and that it had limited experience managing registered funds, its personnel had significant experience in managing the investment strategies of the New Funds, the portfolios of other registered funds and the overall operations of a large family of funds. The Board also considered the financial condition of Themes and the commitment of financial support from its owners. The Board considered the measures that Themes had put in place to ensure compliance with applicable law and regulations, including the hiring of an independent compliance firm to assist with the development and maintenance of its compliance policies and procedures and the hiring of an independent chief compliance officer to oversee its compliance program. The Board also considered the trading and operational capabilities of Themes, noting in particular the highly automated trading, portfolio management and compliance systems and the significant past experience of the New Funds’ portfolio managers in trading total return swaps and options. After reviewing the foregoing and further information from Themes, the Board concluded that Themes has the resources, experience and expertise to provide the New Funds with the quality, extent, and nature of the services required by the Advisory Agreement.
2. Investment Performance of the New Funds and Themes.
The Board noted that, as the New Funds had not commenced operations and the other operational series of the Trust had only limited performance information available, the consideration of the performance of the New Funds or other series of the Trust was not relevant at this time. It was also noted that Themes was an entity formed in 2023 expressly to manage funds and did not manage any other accounts. As such, there was no relevant investment performance to review at this time. The Board acknowledged that the investment management, operational, trading and compliance teams at Themes have extensive experience in their respective roles and are qualified to manage the New Funds in accordance with their respective investment objectives and strategies.

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3. The costs of services to be provided and profits to be realized by Themes from its relationship with the New Funds.
The Board considered the financial condition of Themes and the level of commitment to the New Funds by its owners and the estimated expenses of each New Fund, including the nature and frequency of advisory fee payments. The Board noted projections from Themes as to the level of assets under management required in each New Fund in order for it to become profitable. The Board reviewed comparative information on other ETFs that employ an investment strategy that is similar to the respective New Funds. The Board considered how the New Funds’ proposed management fees compare to other similar funds, noting that each New Fund’s proposed management fee was lower than the management fees charged by similar funds. They also compared the New Funds’ estimated expense ratios to the respective group of similar funds, finding that each New Fund’s estimated expense ratio was below that of the similar funds. The Board considered the complexity of the New Funds’ investment strategies and the operational burdens of overseeing daily trading. The differences in certain of the New Funds’ investment strategies from the group of similar funds was also considered. Following a review of the comparative information provided for each New Fund and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Themes were fair and reasonable.
4. The extent to which economies of scale would be realized as a New Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the New Fund’s investors.
The Board considered each New Fund’s proposed fee arrangements with Themes, noting that each New Fund has a unitary fee structure. The Board noted that none of the proposed advisory fees include a breakpoint but that the unitary fee structure would have the effect of capping the expenses for each New Fund. Following further discussion of each New Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that each New Fund’s proposed fee arrangement with Themes was fair and reasonable in relation to the nature and quality of the services to be provided by Themes.
5. Possible conflicts of interest and other benefits.
In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the New Funds; the basis of decisions to buy or sell securities for the New Funds; the substance and administration of the Code of Ethics and other relevant policies described in Themes’ Form ADV and compliance policies and procedures; and the use of the name of the Adviser’s affiliate, Leverage Shares, in the name of the New Funds and the compliance policies and procedures and legal protections to be put in place related thereto. The Board considered that Themes does not currently manage any investments for clients other than the Trust. The Board also considered potential benefits for Themes in managing the New Funds. The Board noted that Themes represented that it does not currently utilize soft dollars but may at some point in the future. Following further consideration and discussion, the Board indicated that Themes’ standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Themes from managing the New Funds were satisfactory.
Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of each Fund and its respective shareholders.
June 2025
At a special meeting held on June 20, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Themes ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Themes Management Company, LLC (the “Adviser” or “Themes”) and the Trust, on behalf of 41 series of shares (each, a “Fund” and together, the “Funds”), including Leverage Shares 2X Long BULL Daily ETF, Leverage Shares 2X Long CRCL Daily ETF, Leverage Shares 2X Long CRWV Daily ETF, Leverage Shares 2X Long GLXY Daily ETF and Leverage Shares 2X Long UNH Daily ETF.

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At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by Themes; (ii) the investment performance of the Fund and Themes; (iii) the costs of the services to be provided and profits to be realized by Themes from its relationship with each Fund; (iv) the extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) Themes’ practices regarding possible conflicts of interest.
In assessing these factors and reaching its conclusions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to each New Fund, including information presented to the Board by representatives of Themes, and information provided at past Board meetings. The Independent Trustees noted having met with Independent Trustee Counsel prior to the Meeting and that they discussed at length their duties and responsibilities in considering approval of the Advisory Agreement and the information provided in Themes’ 15c response and the various exhibits. The Board noted that it requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to each New Fund and its shareholders; (ii) presentations by management of Themes addressing the investment strategy, personnel and operations to be utilized in managing each New Fund; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV and/or policies and procedures of Themes; and (iv) a summary of the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Themes, including financial information, a description of personnel and the services to be provided to each New Fund, summaries of Themes’ compliance program, including its Code of Ethics and other general information; (ii) comparative expense information; (iii) the anticipated effect of size on each New Fund’s performance and expenses; and (iv) benefits to be realized by Themes from its relationship with the New Funds.
The Board reflected on its discussions regarding the Advisory Agreement and the anticipated manner in which each New Fund would be managed with representatives of Themes. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have assigned different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:
1. The nature, extent, and quality of the services to be provided by Themes.
The Board considered the responsibilities of Themes under the Advisory Agreement and the services to be provided including, without limitation, the process for assuring compliance with each New Fund’s investment objectives and limitations, the anticipated coordination of services for the New Funds among the service providers, and the anticipated efforts of Themes to promote the New Funds and grow their assets. The Board considered Themes’ staffing, including additional recently hired portfolio management personnel, the education and experience of its personnel, and its compliance programs, policies and procedures. The Board considered that Themes personnel had significant experience in managing the investment strategies of the New Funds, the portfolios of other registered funds and the overall operations of a large family of funds. The Board also considered the financial condition of Themes and the commitment of financial support from its owners. The Board considered the measures that Themes had put in place to ensure compliance with applicable law and regulations, including the hiring of an independent compliance firm to assist with the development and maintenance of its compliance policies and procedures and the hiring of an independent chief compliance officer to oversee its compliance program. The Board also considered the trading and operational capabilities of Themes, noting in particular the highly automated trading, portfolio management and compliance systems and the significant past experience of the portfolio managers in trading total return swaps and options. The Board also considered Themes distribution plan focusing on marketing and advertising and the addition of employees to assist in this plan. After reviewing the foregoing and further information from Themes, the Board concluded that Themes has the resources, experience and expertise to provide the New Funds with the quality, extent, and nature of the services required by the Advisory Agreement.

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2. Investment Performance of the New Funds and Themes.
The Board noted that, as the New Funds had not commenced operations and the other operational series of the Trust had a track record of less than 2 years, performance was not a key factor at this time. The Board did consider certain performance reports and data provided by the Adviser at regular Board meetings throughout the past year regarding the operational series of the Trust and found such funds’ performance to be reasonable. It was noted that Themes was formed to manage funds and did not manage any other accounts.
3. The costs of services to be provided and profits to be realized by Themes from its relationship with the New Funds.
The Board considered the financial condition of Themes and the level of commitment to the New Funds by its owners and the estimated expenses of each New Fund. The Board noted projections from Themes as to the level of assets under management required in each New Fund in order for it to become profitable. The Board reviewed comparative information on other ETFs that employ an investment strategy that is similar to the respective New Funds where such information was available. The Board considered how the New Funds’ proposed management fees compare to other similar funds, where applicable, noting that each New Fund’s proposed management fee was lower than or in line with the management fees charged by similar funds and that in the case of many of the New Funds, there were no directly comparable peers. The Board considered the complexity of the New Funds’ investment strategies and the operational burdens of overseeing daily trading. Following a review of the comparative information provided for each New Fund and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Themes were fair and reasonable.
4. The extent to which economies of scale would be realized as a New Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the New Fund’s investors.
The Board considered each New Fund’s proposed fee arrangements with Themes, noting that each New Fund has a unitary fee structure. The Board noted that none of the proposed advisory fees include a breakpoint but that the unitary fee structure would have the effect of capping the expenses for each New Fund. Following further discussion of each New Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that each New Fund’s proposed fee arrangement with Themes was fair and reasonable in relation to the nature and quality of the services to be provided by Themes.
5. Possible conflicts of interest and other benefits.
In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the New Funds; the basis of decisions to buy or sell securities for the New Funds; the substance and administration of the Code of Ethics and other relevant policies described in Themes’ Form ADV and compliance policies and procedures; and the use of the name of the Adviser’s affiliate, Leverage Shares, in the name of the New Funds and the compliance policies and procedures and legal protections to be put in place related thereto. The Board considered that Themes does not currently manage any investments for clients other than the Trust. The Board also considered potential benefits for Themes in managing the New Funds. The Board noted that Themes represented that it does not currently utilize soft dollars but may at some point in the future. Following further consideration and discussion, the Board indicated that Themes’ standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Themes from managing the New Funds were satisfactory.
Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of each Fund and its respective shareholders.
August 2025
At a meeting held on August 26, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Themes ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement

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(the “Agreement”) between Themes Management Company, LLC (the “Adviser” or “Themes”) and the Trust, on behalf of 45 series of shares (each, a “Fund” and together, the “Funds”), including Leverage Shares 2X Long BLSH Daily ETF, Leverage Shares 2X Long BMNR Daily ETF, Leverage Shares 2X Long FIG Daily ETF, Leverage Shares 2X Long MP Daily ETF and Leverage Shares 2X Long NBIS Daily ETF.
At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by Themes; (ii) the investment performance of the Fund and Themes; (iii) the costs of the services to be provided and profits to be realized by Themes from its relationship with each Fund; (iv) the extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) Themes’ practices regarding possible conflicts of interest.
In assessing these factors and reaching its conclusions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to each New Fund, including information presented to the Board by representatives of Themes, and information provided at past Board meetings. The Independent Trustees noted having met with Independent Trustee Counsel prior to the Meeting and that they discussed at length their duties and responsibilities in considering approval of the Advisory Agreement and the information provided in Themes’ 15c response and the various exhibits. The Board noted that it requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to each New Fund and its shareholders; (ii) presentations by management of Themes addressing the investment strategy, personnel and operations to be utilized in managing each New Fund; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV and/or policies and procedures of Themes; and (iv) a summary of the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Themes, including financial information, a description of personnel and the services to be provided to each New Fund, summaries of Themes’ compliance program, including its Code of Ethics and other general information; (ii) comparative expense information; (iii) the anticipated effect of size on each New Fund’s performance and expenses; and (iv) benefits to be realized by Themes from its relationship with the New Funds.
The Board reflected on its discussions regarding the Advisory Agreement and the anticipated manner in which each New Fund would be managed with representatives of Themes. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have assigned different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:
1. The nature, extent, and quality of the services to be provided by Themes.
The Board considered the responsibilities of Themes under the Advisory Agreement and the services to be provided including, without limitation, the process for assuring compliance with each New Fund’s investment objectives and limitations, the anticipated coordination of services for the New Funds among the service providers, and the anticipated efforts of Themes to promote the New Funds and grow their assets. The Board considered Themes’ staffing, the education and experience of its personnel, and its compliance programs, policies and procedures. The Board considered that Themes personnel had significant experience in managing the investment strategies of the New Funds and the overall operations of a large family of funds. The Board also considered the financial condition of Themes and the commitment of financial support from its owners. The Board considered the measures that Themes had put in place to ensure compliance with applicable law and regulations, including the hiring of an independent compliance firm to assist with the development and maintenance of its compliance policies and procedures and the hiring of an independent chief compliance officer to oversee its compliance program. The Board also considered the trading and operational capabilities of Themes, noting in particular the highly automated trading, portfolio management and compliance systems and the significant past experience of the portfolio managers in trading derivatives. The Board also considered Themes distribution plan focusing on marketing and advertising and the addition of employees to assist in

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this plan. After reviewing the foregoing and further information from Themes, the Board concluded that Themes has the resources, experience and expertise to provide the New Funds with the quality, extent, and nature of the services required by the Advisory Agreement.
2. Investment Performance of the New Funds and Themes.
The Board noted that, as the New Funds had not commenced operations and the other operational series of the Trust had a track record of less than 2 years, performance was not a key factor at this time. The Board did consider certain performance reports and data provided by the Adviser at regular Board meetings throughout the past year regarding the operational series of the Trust and found such funds’ performance to be reasonable. It was noted that Themes was formed to manage funds and did not manage any other accounts.
3. The costs of services to be provided and profits to be realized by Themes from its relationship with the New Funds.
The Board considered the financial condition of Themes and the level of commitment to the New Funds by its owners and the estimated expenses of each New Fund. The Board noted projections from Themes as to the level of assets under management required in each New Fund in order for it to become profitable. The Board reviewed comparative information on other ETFs that employ an investment strategy that is similar to the respective New Funds where such information was available. The Board considered how the New Funds’ proposed management fees compare to other similar funds, where applicable, noting that each New Fund’s proposed management fee was lower than the management fees charged by similar funds. The Board considered the complexity of the New Funds’ investment strategies and the operational burdens of overseeing daily trading. Following a review of the comparative information provided for each New Fund and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Themes were fair and reasonable.
4. The extent to which economies of scale would be realized as a New Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the New Fund’s investors.
The Board considered each New Fund’s proposed fee arrangements with Themes, noting that each New Fund has a unitary fee structure. The Board noted that none of the proposed advisory fees include a breakpoint but that the unitary fee structure would have the effect of capping the expenses for each New Fund. Following further discussion of each New Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that each New Fund’s proposed fee arrangement with Themes was fair and reasonable in relation to the nature and quality of the services to be provided by Themes.
5. Possible conflicts of interest and other benefits.
In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the New Funds; the basis of decisions to buy or sell securities for the New Funds; the substance and administration of the Code of Ethics and other relevant policies described in Themes’ Form ADV and compliance policies and procedures; and the use of the name of the Adviser’s affiliate, Leverage Shares, in the name of the New Funds and the compliance policies and procedures and legal protections put in place related thereto. The Board considered that Themes does not currently manage any investments for clients other than the Trust. The Board also considered potential benefits for Themes in managing the New Funds. The Board noted that Themes represented that it does not currently utilize soft dollars but may at some point in the future. Following further consideration and discussion, the Board indicated that Themes’ standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Themes from managing the New Funds were satisfactory.
Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of each Fund and its respective shareholders.

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SUPPLEMENTAL INFORMATION (Unaudited)
Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-866-584-3637, or by visiting the Funds’ website at www.ThemesETFs.com.
FEDERAL TAX INFORMATION
For the fiscal period ended October 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.5%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for each Fund was as 0.00%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended October 31, 2025 for each Fund was as 0.00%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal period ended October 31, 2025 for each Fund was 0.00%.
QUARTERLY PORTFOLIO HOLDING INFORMATION
Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-866-584-3637. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
PROXY VOTING INFORMATION
Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-866-584-3637 and on the SEC’s website at www.sec.gov.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.ThemesETFs.com.

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(b)	Financial highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Included within the financial statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Included within the financial statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)). Filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a2(b)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Themes ETF Trust

By (Signature and Title)	/s/ Jose Gonzalez
Jose Gonzalez Principal Executive Officer

Date	1/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jose Gonzalez
Jose Gonzalez Principal Executive Officer

Date	1/2/2026

By (Signature and Title)	/s/ Dobromir Kamburov
Dobromir Kamburov, Principal Financial Officer

Date	1/2/2026